UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Stephen M. Benham

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: July 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of July 31, 2007

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

Highbridge Statistical Market Neutral Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long Positions — 98.8% (j)

Long-Term Investments — 96.2%

Common Stocks — 96.2%

Aerospace & Defense — 2.3%
2	Alliant Techsystems, Inc. (a)	208
101	Ceradyne, Inc. (a)	7,532
16	Curtiss-Wright Corp.	710
254	DRS Technologies, Inc.	13,315
23	General Dynamics Corp.	1,769
35	Goodrich Corp.	2,175
70	Honeywell International, Inc.	4,002
25	L-3 Communications Holdings, Inc.	2,423
72	Lockheed Martin Corp.	7,071
30	Northrop Grumman Corp.	2,314
8	Precision Castparts Corp.	1,036
2	Raytheon Co.	92
38	Teledyne Technologies, Inc. (a)	1,684
		44,331

Air Freight & Logistics — 0.7%
43	FedEx Corp.	4,797
112	United Parcel Service, Inc., Class B	8,460
		13,257

Airlines — 0.9%
- (h)	Airtran Holdings, Inc. (a)	1
212	AMR Corp. (a)	5,236
150	Continental Airlines, Inc., Class B (a)	4,721
126	Southwest Airlines Co.	1,978
198	U.S. Airways Group, Inc. (a)	6,150
		18,086

Auto Components — 0.6%
2	ArvinMeritor, Inc.	35
40	Autoliv, Inc. (Sweden)	2,233
2	BorgWarner, Inc.	173
203	Cooper Tire & Rubber Co.	4,661
75	Gentex Corp.	1,475
87	Lear Corp. (a)	2,927
1	Sauer-Danfoss, Inc.	16
- (h)	Visteon Corp. (a)	-	(h)
		11,520

Automobiles — 0.9%
1,019	Ford Motor Co. (a)	8,670
92	Harley-Davidson, Inc.	5,256
60	Thor Industries, Inc.	2,466
		16,392

Beverages — 1.0%
57	Anheuser-Busch Cos., Inc.	2,770
2	Brown-Forman Corp., Class B	100

Highbridge Statistical Market Neutral Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

44	Coca-Cola Co. (The)	2,300
51	Hansen Natural Corp. (a)	2,049
29	Molson Coors Brewing Co., Class B	2,543
221	Pepsi Bottling Group, Inc.	7,392
46	PepsiAmericas, Inc.	1,271
		18,425

Biotechnology — 2.5%
80	Amgen, Inc. (a)	4,276
69	Biogen Idec, Inc. (a)	3,916
43	Celgene Corp. (a)	2,577
30	Cephalon, Inc. (a)	2,247
- (h)	Dendreon Corp. (a)	-	(h)
77	Genentech, Inc. (a)	5,731
101	Genzyme Corp. (a)	6,400
200	Gilead Sciences, Inc. (a)	7,454
47	ImClone Systems, Inc. (a)	1,553
77	Medarex, Inc. (a)	1,089
356	OSI Pharmaceuticals, Inc. (a)	11,462
18	PDL BioPharma, Inc. (a)	432
44	Regeneron Pharmaceuticals, Inc. (a)	650
		47,787

Building Products — 0.1%
18	Lennox International, Inc.	671
18	Masco Corp.	493
		1,164

Capital Markets — 3.3%
105	AllianceBernstein Holding LP	8,835
92	American Capital Strategies Ltd.	3,477
47	Bear Stearns Cos., Inc. (The)	5,747
14	Cohen & Steers, Inc.	482
38	E*Trade Financial Corp. (a)	707
127	Federated Investors, Inc., Class B	4,567
8	Franklin Resources, Inc.	971
69	Investment Technology Group, Inc. (a)	2,748
25	Janus Capital Group, Inc.	752
65	Jefferies Group, Inc.	1,711
81	Knight Capital Group, Inc., Class A (a)	1,152
68	Legg Mason, Inc.	6,158
202	Morgan Stanley	12,930
21	Northern Trust Corp.	1,280
213	optionsXpress Holdings, Inc.	5,332
27	Raymond James Financial, Inc.	833
12	SEI Investments Co.	329
10	T. Rowe Price Group, Inc.	540
208	Waddell & Reed Financial, Inc., Class A	5,253
		63,804

Chemicals — 2.8%
26	Air Products & Chemicals, Inc.	2,279
57	Airgas, Inc.	2,655
60	Albemarle Corp.	2,410

Highbridge Statistical Market Neutral Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

29	Ashland, Inc.	1,772
27	Cabot Corp.	1,070
31	Celanese Corp., Class A	1,155
53	Cytec Industries, Inc.	3,571
69	Dow Chemical Co. (The)	3,011
151	H.B. Fuller Co.	4,162
45	Hercules, Inc. (a)	944
21	Huntsman Corp.	526
62	Lubrizol Corp.	3,884
- (h)	Lyondell Chemical Co.	1
2	Minerals Technologies, Inc.	116
56	Mosiac Co. (The) (a)	2,085
52	Nalco Holding Co.	1,204
94	Olin Corp.	1,953
141	OM Group, Inc. (a)	6,829
35	Praxair, Inc.	2,657
30	Rohm & Haas Co.	1,720
8	RPM International, Inc.	197
397	Terra Industries, Inc. (a)	9,729
- (h)	Tronox, Inc., Class B	1
20	W.R. Grace & Co. (a)	414
		54,345

Commercial Banks — 1.4%
1	Bancorpsouth, Inc.	28
12	Bank of Hawaii Corp.	562
58	BB&T Corp.	2,171
18	Cathay General Bancorp	560
- (h)	Citizens Banking Corp.	2
3	City National Corp.	180
39	Colonial BancGroup, Inc. (The)	854
21	East West Bancorp, Inc.	774
15	Fifth Third Bancorp	561
1	First Citizens BancShares, Inc., Class A	90
35	FirstMerit Corp.	642
- (h)	Greater Bay Bancorp	1
91	Huntington Bancshares, Inc.	1,756
27	M&T Bank Corp.	2,902
85	Marshall & Ilsley Corp.	3,496
3	National City Corp.	100
68	Popular, Inc.	892
60	Regions Financial Corp.	1,798
26	Sterling Financial Corp.	590
- (h)	SunTrust Banks, Inc.	6
6	SVB Financial Group (a)	307
71	TCF Financial Corp.	1,755
9	Trustmark Corp.	213
2	UnionBanCal Corp.	133
84	Wachovia Corp.	3,975
- (h)	Wells Fargo & Co.	-	(h)
16	Whitney Holding Corp.	396

Highbridge Statistical Market Neutral Fund
Schedule of Portfolio Investments
As of July 31, 2007(Unaudited)
(Amounts in thousands)

37	Zions Bancorp	2,792
27,536

Commercial Services & Supplies — 2.1%
326	Allied Waste Industries, Inc. (a)	4,189
18	Brady Corp., Class A	619
19	Brink's Co. (The)	1,170
3	ChoicePoint, Inc. (a)	97
75	Copart, Inc. (a)	2,098
32	Corrections Corp. of America (a)	918
64	Deluxe Corp.	2,435
4	Dun & Bradstreet Corp.	381
23	Equifax, Inc.	950
61	Herman Miller, Inc.	1,862
74	IKON Office Solutions, Inc.	1,030
1	Mine Safety Appliances Co.	55
82	Monster Worldwide, Inc. (a)	3,190
13	R.R. Donnelley & Sons Co.	567
86	Republic Services, Inc.	2,760
37	Robert Half International, Inc.	1,262
340	Steelcase, Inc.	5,921
58	TeleTech Holdings, Inc. (a)	1,695
65	United Stationers, Inc. (a)	4,172
92	Waste Management, Inc.	3,499
39	Watson Wyatt Worldwide, Inc., Class A	1,756
		40,626

Communications Equipment — 1.7%
194	ADC Telecommunications, Inc. (a)	3,631
73	ADTRAN, Inc.	1,909
10	Andrew Corp. (a)	142
- (h)	Arris Group, Inc. (a)	-	(h)
245	Avaya, Inc. (a)	4,057
7	Avocent Corp. (a)	203
38	Cisco Systems, Inc. (a)	1,109
44	CommScope, Inc. (a)	2,379
36	Corning, Inc. (a)	864
7	Dycom Industries, Inc. (a)	190
153	Harris Corp.	8,418
192	InterDigital, Inc. (a)	5,360
37	Juniper Networks, Inc. (a)	1,116
67	QUALCOMM, Inc.	2,784
59	UTStarcom, Inc. (a)	189
		32,351

Computers & Peripherals — 2.5%
347	Brocade Communications Systems, Inc. (a)	2,444
300	Dell, Inc. (a)	8,379
113	EMC Corp. (a)	2,091
117	Emulex Corp. (a)	2,319
304	Hewlett-Packard Co.	13,998
27	Lexmark International, Inc., Class A (a)	1,083
53	NCR Corp. (a)	2,777

Highbridge Statistical Market Neutral Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

313	Network Appliance, Inc. (a)	8,864
32	Palm, Inc. (a)	480
254	Western Digital Corp. (a)	5,426
		47,861

Construction & Engineering — 1.0%
66	EMCOR Group, Inc. (a)	2,355
32	Fluor Corp.	3,664
13	Granite Construction, Inc.	819
35	KBR, Inc. (a)	1,116
127	Perini Corp. (a)	7,807
3	Quanta Services, Inc. (a)	85
68	URS Corp. (a)	3,359
		19,205

Construction Materials — 0.3%
- (h)	Florida Rock Industries, Inc.	5
1	Martin Marietta Materials, Inc.	68
36	Texas Industries, Inc.	2,862
28	Vulcan Materials Co.	2,636
		5,571

Consumer Finance — 1.1%
311	AmeriCredit Corp. (a)	6,327
197	Capital One Financial Corp.	13,947
68	CompuCredit Corp. (a)	1,789
- (h)	First Marblehead Corp. (The)	3
		22,066

Containers & Packaging — 0.4%
6	AptarGroup, Inc.	218
35	Ball Corp.	1,794
6	Greif, Inc., Class A	325
44	Owens-Illinois, Inc. (a)	1,766
37	Pactiv Corp. (a)	1,157
58	Smurfit-Stone Container Corp. (a)	679
26	Sonoco Products Co.	944
		6,883

Distributors — 0.0% (g)
9	Genuine Parts Co.	433

Diversified Consumer Services — 1.1%
50	Apollo Group, Inc., Class A (a)	2,984
64	Career Education Corp. (a)	1,905
- (h)	Corinthian Colleges, Inc. (a)	-	(h)
86	DeVry, Inc.	2,794
563	H&R Block, Inc.	11,224
6	ITT Educational Services, Inc. (a)	585
65	Regis Corp.	2,259
		21,751

Diversified Financial Services — 1.3%
257	Bank of America Corp.	12,200
147	CIT Group, Inc.	6,062
- (h)	CME Group, Inc.	46
37	Moody's Corp.	1,984

Highbridge Statistical Market Neutral Fund
Schedule of Portfolio Investments
As of July 31, 2007(Unaudited)
(Amounts in thousands)

180	Nasdaq Stock Market, Inc. (The) (a)	5,537
25,829

Diversified Telecommunication Services — 1.1%
128	AT&T, Inc.	5,013
44	CenturyTel, Inc.	2,026
134	Citizens Communications Co.	1,928
99	Embarq Corp.	6,115
2	Golden Telecom, Inc. (Russia)	123
87	Qwest Communications International, Inc. (a)	739
100	Time Warner Telecom, Inc., Class A (a)	1,959
60	Verizon Communications, Inc.	2,576
		20,479

Electric Utilities — 1.1%
10	Allegheny Energy, Inc. (a)	518
19	American Electric Power Co., Inc.	818
50	Edison International	2,664
9	Entergy Corp.	907
2	FirstEnergy Corp.	115
29	FPL Group, Inc.	1,649
171	Northeast Utilities	4,688
152	Pepco Holdings, Inc.	4,103
7	Progress Energy, Inc.	296
176	Reliant Energy, Inc. (a)	4,529
41	Sierra Pacific Resources (a)	659
4	Westar Energy, Inc.	81
		21,027

Electrical Equipment — 1.1%
54	Acuity Brands, Inc.	3,171
28	AMETEK, Inc.	1,103
67	Belden CDT, Inc.	3,677
1	Cooper Industries Ltd., Class A	42
78	Emerson Electric Co.	3,682
15	Genlyte Group, Inc. (a)	1,023
178	GrafTech International Ltd. (a)	2,758
53	Regal-Beloit Corp.	2,693
15	Roper Industries, Inc.	881
40	Thomas & Betts Corp. (a)	2,484
		21,514

Electronic Equipment & Instruments — 1.3%
90	Agilent Technologies, Inc. (a)	3,440
44	Arrow Electronics, Inc. (a)	1,665
43	Avnet, Inc. (a)	1,624
105	AVX Corp.	1,676
132	Dolby Laboratories, Inc., Class A (a)	4,376
4	Mettler-Toledo International, Inc. (Switzerland) (a)	372
11	Molex, Inc.	300
- (h)	Plexus Corp. (a)	2
124	Tech Data Corp. (a)	4,641
117	Tektronix, Inc.	3,852
151	Vishay Intertechnology, Inc. (a)	2,347

Highbridge Statistical Market Neutral Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

24,295

Energy Equipment & Services — 2.4%
158	Global Industries Ltd. (a)	4,083
37	Grant Prideco, Inc. (a)	2,100
459	Grey Wolf, Inc. (a)	3,402
328	Halliburton Co.	11,829
40	Helmerich & Payne, Inc.	1,308
8	National Oilwell Varco, Inc. (a)	915
80	Oil States International, Inc. (a)	3,518
218	Patterson-UTI Energy, Inc.	4,992
12	SEACOR Holdings, Inc. (a)	1,090
71	Superior Energy Services, Inc. (a)	2,868
147	Tetra Technologies, Inc. (a)	4,080
94	Unit Corp. (a)	5,154
9	W-H Energy Services, Inc. (a)	557
		45,896

Food & Staples Retailing — 1.9%
110	BJ's Wholesale Club, Inc. (a)	3,742
205	Costco Wholesale Corp.	12,282
467	Kroger Co. (The)	12,113
42	Longs Drug Stores Corp.	2,049
497	Rite Aid Corp. (a)	2,738
8	Ruddick Corp.	224
63	SYSCO Corp.	2,022
33	Wal-Mart Stores, Inc.	1,503
17	Walgreen Co.	771
		37,444

Food Products — 1.5%
- (h)	Archer-Daniels-Midland Co.	-	(h)
50	Campbell Soup Co.	1,838
37	Corn Products International, Inc.	1,663
250	Dean Foods Co.	7,187
198	Del Monte Foods Co.	2,294
59	Flowers Foods, Inc.	1,218
82	General Mills, Inc.	4,541
54	H.J. Heinz Co.	2,372
63	JM Smucker Co. (The)	3,527
6	Lancaster Colony Corp.	246
6	Ralcorp Holdings, Inc. (a)	333
142	Tyson Foods, Inc., Class A	3,018
		28,237

Gas Utilities — 0.8%
85	AGL Resources, Inc.	3,192
5	Amerigas Partners LP	199
17	Atmos Energy Corp.	465
5	Energen Corp.	240
44	Ferrellgas Partners LP	1,039
18	Nicor, Inc.	696
24	ONEOK, Inc.	1,238
1	Piedmont Natural Gas Co.	16

Highbridge Statistical Market Neutral Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

38	Questar Corp.	1,938
108	Southern Union Co.	3,328
13	Southwest Gas Corp.	397
21	Suburban Propane Partners LP	992
34	UGI Corp.	884
		14,624

Health Care Equipment & Supplies — 3.0%
41	Advanced Medical Optics, Inc. (a)	1,237
23	Arrow International, Inc.	1,027
164	Baxter International, Inc.	8,646
89	Beckman Coulter, Inc.	6,301
3	Becton, Dickinson & Co.	213
13	Cooper Cos., Inc. (The)	642
- (h)	Cytyc Corp. (a)	1
76	Dade Behring Holdings, Inc.	5,691
57	Dentsply International, Inc.	2,069
2	Gen-Probe, Inc. (a)	120
31	Hologic, Inc. (a)	1,581
45	Immucor, Inc. (a)	1,406
20	Intuitive Surgical, Inc. (a)	4,323
28	Kinetic Concepts, Inc. (a)	1,728
278	Medtronic, Inc.	14,110
29	Respironics, Inc. (a)	1,310
59	STERIS Corp.	1,625
35	Varian Medical Systems, Inc. (a)	1,415
63	West Pharmaceutical Services, Inc.	2,905
24	Zimmer Holdings, Inc. (a)	1,843
		58,193

Health Care Providers & Services — 2.7%
23	AMERIGROUP Corp. (a)	639
88	AmerisourceBergen Corp.	4,138
3	Apria Healthcare Group, Inc. (a)	69
28	Chemed Corp.	1,768
101	Community Health Systems, Inc. (a)	3,944
75	Coventry Health Care, Inc. (a)	4,196
284	Health Management Associates, Inc., Class A	2,291
21	Health Net, Inc. (a)	1,059
113	Humana, Inc. (a)	7,257
51	Laboratory Corp. of America Holdings (a)	3,747
63	Lincare Holdings, Inc. (a)	2,242
111	McKesson Corp.	6,409
9	Medco Health Solutions, Inc. (a)	771
49	Omnicare, Inc.	1,615
64	Patterson Cos., Inc. (a)	2,313
39	Quest Diagnostics, Inc.	2,169
99	UnitedHealth Group, Inc.	4,804
18	Universal Health Services, Inc., Class B	934
23	WellCare Health Plans, Inc. (a)	2,323
		52,688

Health Care Technology — 0.0% (g)

Highbridge Statistical Market Neutral Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

50	HLTH Corp. (a)	627

Hotels, Restaurants & Leisure — 2.8%
6	American Real Estate Partners LP	567
115	Ameristar Casinos, Inc.	3,658
38	Applebee's International, Inc.	934
25	Bob Evans Farms, Inc.	804
47	Boyd Gaming Corp.	2,058
139	Brinker International, Inc.	3,739
122	Cheesecake Factory, Inc. (The) (a)	3,013
25	Choice Hotels International, Inc.	889
319	Darden Restaurants, Inc.	13,580
- (h)	Harrah's Entertainment, Inc.	6
212	International Game Technology	7,501
61	International Speedway Corp., Class A	2,923
50	Jack in the Box, Inc. (a)	3,184
- (h)	Marriott International, Inc., Class A	7
37	Penn National Gaming, Inc. (a)	2,102
31	Pinnacle Entertainment, Inc. (a)	822
46	Ruby Tuesday, Inc.	1,028
6	Speedway Motorsports, Inc.	212
2	Starwood Hotels & Resorts Worldwide, Inc.	129
112	Vail Resorts, Inc. (a)	6,021
21	Wyndham Worldwide Corp. (a)	692
27	Yum! Brands, Inc.	857
		54,726

Household Durables — 1.4%
- (h)	Beazer Homes USA, Inc.	1
13	Black & Decker Corp.	1,125
119	Centex Corp.	4,422
86	Leggett & Platt, Inc.	1,793
6	MDC Holdings, Inc.	254
49	Mohawk Industries, Inc. (a)	4,412
90	Newell Rubbermaid, Inc.	2,377
16	Snap-On, Inc.	858
119	Tupperware Brands Corp.	3,104
77	Whirlpool Corp.	7,872
		26,218

Household Products — 0.8%
127	Colgate-Palmolive Co.	8,405
9	Energizer Holdings, Inc. (a)	931
89	Kimberly-Clark Corp.	6,001
		15,337

Independent Power Producers & Energy Traders — 0.4%
162	AES Corp. (The) (a)	3,183
28	Constellation Energy Group, Inc.	2,315
38	NRG Energy, Inc. (a)	1,484
- (h)	TXU Corp.	6
		6,988

Industrial Conglomerates — 0.1%
6	Textron, Inc.	727

Highbridge Statistical Market Neutral Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

83	Walter Industries, Inc.	2,077
2,804

Insurance — 3.2%
8	AMBAC Financial Group, Inc.	563
57	American Financial Group, Inc.	1,593
195	AON Corp.	7,822
43	Assurant, Inc.	2,156
129	Brown & Brown, Inc.	3,319
82	Chubb Corp. (The)	4,125
3	Cincinnati Financial Corp.	115
1	Commerce Group, Inc.	29
13	Conseco, Inc. (a)	228
31	Delphi Financial Group, Inc.	1,228
37	Fidelity National Financial, Inc., Class A	780
17	First American Corp.	795
163	Genworth Financial, Inc.	4,962
8	Hanover Insurance Group, Inc. (The)	361
42	Hartford Financial Services Group, Inc.	3,902
69	HCC Insurance Holdings, Inc.	2,026
21	Hilb, Rogal & Hobbs Co.	895
8	LandAmerica Financial Group, Inc.	582
- (h)	Lincoln National Corp.	9
34	MBIA, Inc.	1,880
- (h)	MetLife, Inc.	18
107	Nationwide Financial Services, Inc.	6,114
- (h)	Ohio Casualty Corp.	4
85	Old Republic International Corp.	1,552
17	Philadelphia Consolidated Holding Co. (a)	622
38	Phoenix Cos., Inc. (The)	526
28	Principal Financial Group, Inc.	1,589
21	Reinsurance Group of America, Inc.	1,094
56	Selective Insurance Group	1,147
14	StanCorp Financial Group, Inc.	644
- (h)	Transatlantic Holdings, Inc.	7
118	Travelers Cos, Inc. (The)	6,010
6	Unitrin, Inc.	259
182	W.R. Berkley Corp.	5,357
		62,313

Internet & Catalog Retail — 1.3%
21	Amazon.com, Inc. (a)	1,665
236	Expedia, Inc. (a)	6,269
147	Liberty Media Corp. - Interactive, Class A (a)	3,086
206	Netflix, Inc. (a)	3,550
113	NutriSystem (a)	6,270
58	Priceline.com, Inc. (a)	3,674
		24,514

Internet Software & Services — 1.1%
- (h)	aQuantive, Inc. (a)	3
126	Digital River, Inc. (a)	5,659
42	j2 Global Communications, Inc. (a)	1,368

Highbridge Statistical Market Neutral Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

378	RealNetworks, Inc. (a)	2,693
189	SAVVIS, Inc. (a)	7,093
186	ValueClick, Inc. (a)	3,979
4	VeriSign, Inc. (a)	118
		20,913

IT Services — 2.8%
85	Acxiom Corp.	2,141
11	Affiliated Computer Services, Inc., Class A (a)	606
43	Alliance Data Systems Corp. (a)	3,279
37	Automatic Data Processing, Inc.	1,697
178	BearingPoint, Inc. (a)	1,163
133	CACI International, Inc., Class A (a)	5,928
136	CheckFree Corp. (a)	5,006
228	Computer Sciences Corp. (a)	12,669
203	Convergys Corp. (a)	3,861
78	CSG Systems International, Inc. (a)	1,942
209	Electronic Data Systems Corp.	5,651
50	Fiserv, Inc. (a)	2,468
88	Global Payments, Inc.	3,307
11	MPS Group, Inc. (a)	141
82	Paychex, Inc.	3,375
- (h)	SRA International, Inc., Class A (a)	1
8	Total System Services, Inc.	231
21	Western Union Co. (The)	423
		53,889

Leisure Equipment & Products — 0.1%
98	Brunswick Corp.	2,743
- (h)	Callaway Golf Co.	1
		2,744

Life Sciences Tools & Services — 1.2%
238	Applera Corp.- Applied Biosystems Group	7,440
25	Bio-Rad Laboratories, Inc., Class A (a)	1,843
80	Charles River Laboratories International, Inc. (a)	4,088
45	Covance, Inc. (a)	3,148
10	Invitrogen Corp. (a)	739
113	PerkinElmer, Inc.	3,146
16	Pharmaceutical Product Development, Inc.	528
19	Techne Corp. (a)	1,081
4	Varian, Inc. (a)	266
- (h)	Ventana Medical Systems, Inc. (a)	2
		22,281

Machinery — 2.6%
106	Actuant Corp., Class A	6,461
197	Briggs & Stratton Corp.	5,578
126	Caterpillar, Inc.	9,930
5	Clarcor, Inc.	187
8	Cummins, Inc.	989
32	Deere & Co.	3,893
8	Dover Corp.	424
5	Eaton Corp.	450

Highbridge Statistical Market Neutral Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

78	Gardner Denver, Inc. (a)	3,235
8	Harsco Corp.	435
40	Illinois Tool Works, Inc.	2,178
1	Kaydon Corp.	69
18	Kennametal, Inc.	1,400
2	Lincoln Electric Holdings, Inc.	125
13	Nordson Corp.	580
78	Oshkosh Truck Corp.	4,455
1	PACCAR, Inc.	111
51	Pall Corp.	2,102
25	Parker-Hannifin Corp.	2,476
18	Terex Corp. (a)	1,554
85	Timken Co.	2,848
33	Trinity Industries, Inc.	1,262
		50,742

Marine — 0.0% (g)
2	Kirby Corp. (a)	65

Media — 3.4%
115	Belo Corp., Class A	2,054
25	CBS Corp., Class B	777
8	Citadel Broadcasting Corp.	40
- (h)	Clear Channel Communications, Inc.	2
371	Comcast Corp., Class A (a)	9,751
397	DIRECTV Group, Inc. (The) (a)	8,890
31	E.W. Scripps Co., Class A	1,272
149	EchoStar Communications Corp., Class A (a)	6,280
100	Gannett Co., Inc.	4,975
29	Getty Images, Inc. (a)	1,310
10	Harte-Hanks, Inc.	236
60	Idearc, Inc.	2,092
20	Interactive Data Corp.	555
38	John Wiley & Sons, Inc., Class A	1,624
56	Lee Enterprises, Inc.	984
11	Live Nation, Inc. (a)	214
113	Marvel Entertainment, Inc. (a)	2,742
11	McGraw-Hill Cos., Inc. (The)	670
60	Meredith Corp.	3,402
- (h)	New York Times Co., Class A	1
546	Regal Entertainment Group, Class A	11,680
16	R.H. Donnelley Corp. (a)	1,013
- (h)	Scholastic Corp. (a)	4
10	Time Warner, Inc.	193
106	Walt Disney Co.	3,500
124	Warner Music Group Corp.	1,541
		65,802

Metals & Mining — 1.9%
66	AK Steel Holding Corp. (a)	2,644
162	Alcoa, Inc.	6,207
15	Carpenter Technology Corp.	1,736
2	Chaparral Steel Co.	159

Highbridge Statistical Market Neutral Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

104	Freeport-McMoRan Copper & Gold, Inc.	9,770
12	Nucor Corp.	606
18	Quanex Corp.	830
121	Reliance Steel & Aluminum Co.	6,337
21	RTI International Metals, Inc. (a)	1,645
- (h)	Southern Copper Corp.	11
- (h)	Stillwater Mining Co. (a)	1
26	United States Steel Corp.	2,549
169	Worthington Industries, Inc.	3,508
		36,003

Multi-Utilities — 1.4%
36	Alliant Energy Corp.	1,337
- (h)	Black Hills Corp.	1
72	CenterPoint Energy, Inc.	1,187
51	Energy East Corp.	1,288
10	MDU Resources Group, Inc.	277
198	NiSource, Inc.	3,778
40	NSTAR	1,256
66	OGE Energy Corp.	2,192
55	PG&E Corp.	2,367
24	PNM Resources, Inc.	608
3	Public Service Enterprise Group, Inc.	240
146	Puget Energy, Inc.	3,372
55	SCANA Corp.	2,056
48	Sempra Energy	2,546
24	Vectren Corp.	597
- (h)	Wisconsin Energy Corp.	1
197	Xcel Energy, Inc.	3,993
		27,096

Multiline Retail — 1.1%
40	Big Lots, Inc. (a)	1,043
208	Dillard's, Inc., Class A	6,215
23	Dollar Tree Stores, Inc. (a)	876
274	Family Dollar Stores, Inc.	8,102
68	J.C. Penney Co., Inc.	4,632
- (h)	Kohl's Corp. (a)	13
		20,881

Office Electronics — 0.0% (g)
41	Xerox Corp. (a)	723

Oil, Gas & Consumable Fuels — 3.7%
11	Apache Corp.	852
49	Cabot Oil & Gas Corp.	1,679
64	Chesapeake Energy Corp.	2,164
15	Chevron Corp.	1,262
97	Cimarex Energy Co.	3,659
43	ConocoPhillips	3,483
32	Consol Energy, Inc.	1,335
12	Devon Energy Corp.	893
81	El Paso Corp.	1,347
28	Enbridge Energy Partners LP	1,574

Highbridge Statistical Market Neutral Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

57	Energy Transfer Partners LP	3,200
7	EOG Resources, Inc.	514
2	Exxon Mobil Corp.	200
50	Foundation Coal Holdings, Inc.	1,729
7	Hess Corp.	432
33	Inergy LP	1,168
- (h)	Magellan Midstream Partners LP	-	(h)
16	Marathon Oil Corp.	900
222	Mariner Energy, Inc. (a)	4,683
153	Massey Energy Co.	3,261
38	Noble Energy, Inc.	2,348
24	Occidental Petroleum Corp.	1,358
33	ONEOK Partners LP	2,221
25	Overseas Shipholding Group, Inc.	1,921
100	Penn Virginia Corp.	3,877
2	PetroHawk Energy Corp. (a)	22
13	Southwestern Energy Co. (a)	540
70	Spectra Energy Corp.	1,772
154	St. Mary Land & Exploration Co.	5,129
255	USEC, Inc. (a)	4,283
90	Valero Energy Corp.	6,035
117	W&T Offshore, Inc.	2,745
20	Whiting Petroleum Corp. (a)	836
41	Williams Cos., Inc.	1,320
61	XTO Energy, Inc.	3,307
		72,049

Paper & Forest Products — 0.2%
123	International Paper Co.	4,562

Personal Products — 1.1%
14	Alberto-Culver Co.	331
298	Estee Lauder Cos., Inc. (The), Class A	13,423
193	NBTY, Inc. (a)	8,407
		22,161

Pharmaceuticals — 3.4%
218	Abbott Laboratories	11,057
23	Bristol-Myers Squibb Co.	657
132	Endo Pharmaceuticals Holdings, Inc. (a)	4,502
242	Forest Laboratories, Inc. (a)	9,730
236	Johnson & Johnson	14,249
258	King Pharmaceuticals, Inc. (a)	4,387
- (h)	Medicines Co. (The) (a)	1
273	Medicis Pharmaceutical Corp., Class A	7,775
62	MGI Pharma, Inc. (a)	1,544
17	Mylan Laboratories, Inc.	278
204	Perrigo Co.	3,801
258	Valeant Pharmaceuticals International	4,046
98	Watson Pharmaceuticals, Inc. (a)	2,970
		64,997

Real Estate Investment Trusts (REITs) — 1.3%
13	AMB Property Corp.	699

Highbridge Statistical Market Neutral Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

76	Apartment Investment & Management Co.	3,195
2	AvalonBay Communities, Inc.	259
39	CapitalSource, Inc.	741
1	Cousins Properties, Inc.	18
10	Developers Diversified Realty Corp.	496
8	Equity One, Inc.	178
25	General Growth Properties, Inc.	1,204
54	Hospitality Properties Trust	2,056
21	Host Hotels & Resorts, Inc.	439
55	iStar Financial, Inc.	1,982
70	Kimco Realty Corp.	2,619
34	Liberty Property Trust	1,287
55	Mack-Cali Realty Corp.	2,124
52	Nationwide Health Properties, Inc.	1,238
114	Potlatch Corp.	4,996
12	ProLogis	679
21	RAIT Financial Trust	217
22	Rayonier, Inc.	927
8	Regency Centers Corp.	521
		25,875

Real Estate Management & Development — 0.3%
41	CB Richard Ellis Group, Inc., Class A (a)	1,446
34	Jones Lang LaSalle, Inc.	3,762
		5,208

Road & Rail — 0.9%
55	Avis Budget Group, Inc. (a)	1,402
- (h)	Burlington Northern Santa Fe Corp.	3
117	Con-way, Inc.	5,790
24	J.B. Hunt Transport Services, Inc.	662
23	Landstar System, Inc.	1,063
55	Norfolk Southern Corp.	2,960
87	Ryder System, Inc.	4,754
4	Werner Enterprises, Inc.	82
		16,716

Semiconductors & Semiconductor Equipment — 3.8%
536	Amkor Technology, Inc. (a)	6,624
11	Analog Devices, Inc.	383
159	Applied Materials, Inc.	3,501
147	Atmel Corp. (a)	794
105	Broadcom Corp., Class A (a)	3,459
7	Brooks Automation, Inc. (a)	116
74	Cymer, Inc. (a)	3,182
227	Integrated Device Technology, Inc. (a)	3,695
344	Intel Corp.	8,117
8	International Rectifier Corp. (a)	297
65	Lam Research Corp. (a)	3,746
42	Maxim Integrated Products, Inc.	1,338
113	MEMC Electronic Materials, Inc. (a)	6,941
3	Micrel, Inc.	33
16	MKS Instruments, Inc. (a)	365

Highbridge Statistical Market Neutral Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

505	National Semiconductor Corp.	13,119
82	NVIDIA Corp. (a)	3,739
152	ON Semiconductor Corp. (a)	1,798
133	Rambus, Inc. (a)	1,802
531	RF Micro Devices, Inc. (a)	3,685
- (h)	Semtech Corp. (a)	-	(h)
- (h)	SiRF Technology Holdings, Inc. (a)	1
236	Xilinx, Inc.	5,897
		72,632

Software — 3.3%
42	Autodesk, Inc. (a)	1,800
218	BEA Systems, Inc. (a)	2,699
138	BMC Software, Inc. (a)	3,977
80	CA, Inc.	1,994
68	Citrix Systems, Inc. (a)	2,464
- (h)	Compuware Corp. (a)	-	(h)
28	Electronic Arts, Inc. (a)	1,352
11	FactSet Research Systems, Inc.	714
80	Fair Isaac Corp.	3,135
470	Intuit, Inc. (a)	13,465
3	McAfee, Inc. (a)	109
- (h)	Mentor Graphics Corp. (a)	2
38	NAVTEQ Corp. (a)	2,037
159	Novell, Inc. (a)	1,065
321	Oracle Corp. (a)	6,137
104	Parametric Technology Corp. (a)	1,835
21	Quest Software, Inc. (a)	305
5	Salesforce.com, Inc. (a)	190
121	Sybase, Inc. (a)	2,859
279	Symantec Corp. (a)	5,348
187	Synopsys, Inc. (a)	4,586
172	THQ, Inc. (a)	4,952
337	TIBCO Software, Inc. (a)	2,741
- (h)	Wind River Systems, Inc. (a)	2
		63,768

Specialty Retail — 3.8%
147	Advance Auto Parts, Inc.	5,103
117	AnnTaylor Stores Corp. (a)	3,669
29	AutoZone, Inc. (a)	3,683
110	Bed Bath & Beyond, Inc. (a)	3,817
52	Brown Shoe Co., Inc.	1,091
- (h)	Cabela's, Inc., Class A (a)	2
272	Charming Shoppes, Inc. (a)	2,684
41	Children's Place Retail Stores, Inc. (The) (a)	1,393
7	Coldwater Creek, Inc. (a)	143
42	Dress Barn, Inc. (a)	769
133	Foot Locker, Inc.	2,474
543	Gap, Inc. (The)	9,334
24	Home Depot, Inc.	903
504	Lowe's Cos., Inc.	14,105

Highbridge Statistical Market Neutral Fund
Schedule of Portfolio Investments
As of July 31, 2007(Unaudited)
(Amounts in thousands)

32	Men's Wearhouse, Inc.	1,596
86	O'Reilly Automotive, Inc. (a)	2,879
125	Office Depot, Inc. (a)	3,122
82	OfficeMax, Inc.	2,690
- (h)	Pacific Sunwear of California, Inc. (a)	-	(h)
154	Payless ShoeSource, Inc. (a)	4,109
158	PetSmart, Inc.	5,121
77	RadioShack Corp.	1,928
1	Sherwin-Williams Co. (The)	70
10	Staples, Inc.	224
36	TJX Cos., Inc.	989
14	Tractor Supply Co. (a)	664
- (h)	TravelCenters of America LLC (a)	1
		72,563

Textiles, Apparel & Luxury Goods — 1.4%
40	Carter's, Inc. (a)	846
44	Coach, Inc. (a)	1,983
11	Columbia Sportswear Co.	711
7	Fossil, Inc. (a)	186
252	Nike, Inc., Class B	14,249
104	Polo Ralph Lauren Corp.	9,289
		27,264

Thrifts & Mortgage Finance — 0.8%
32	Astoria Financial Corp.	745
2	Capitol Federal Financial	51
54	Fannie Mae	3,226
32	First Niagara Financial Group, Inc.	414
147	People's United Financial, Inc.	2,370
36	PMI Group, Inc. (The)	1,225
- (h)	Radian Group, Inc.	-	(h)
232	Sovereign Bancorp, Inc.	4,435
14	Washington Federal, Inc.	313
81	Washington Mutual, Inc.	3,034
		15,813

Tobacco — 0.5%
3	Loews Corp. - Carolina Group	212
127	Universal Corp.	6,991
54	UST, Inc.	2,894
		10,097

Trading Companies & Distributors — 0.4%
12	GATX Corp.	544
23	MSC Industrial Direct Co.	1,175
89	United Rentals, Inc. (a)	2,866
1	Watsco, Inc.	50
56	WESCO International, Inc. (a)	3,011
		7,646

Wireless Telecommunication Services — 0.8%
35	ALLTEL Corp.	2,334
2	American Tower Corp., Class A (a)	71
- (h)	NII Holdings, Inc. (a)	-	(h)

Highbridge Statistical Market Neutral Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

53	Sprint Nextel Corp.	1,090
115	Telephone & Data Systems, Inc.	7,664
41	U.S. Cellular Corp. (a)	3,962
		15,121
	Total Long-Term Investments
	(Cost $1,926,356)	1,854,758

Short-Term Investment — 2.6%

Investment Company — 2.6%
50,733	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)
	(Cost $50,733)	50,733

Total Long Positions — 98.8%
(Cost $1,977,089)	1,905,491

Other Assets in Excess of Liabilities — 1.2%	22,570

NET ASSETS — 100.0%	$ 1,928,061

Short Positions — 95.8%
Common Stocks — 95.8%
Aerospace & Defense — 1.1%
37	Armor Holdings, Inc. (a)	3,211
126	BE Aerospace, Inc. (a)	5,112
27	Boeing Co.	2,779
154	Hexcel Corp. (a)	3,356
44	Moog, Inc., Class A (a)	1,875
45	Rockwell Collins, Inc.	3,101
33	United Technologies Corp.	2,443
		21,877
Air Freight & Logistics — 0.5%
139	CH Robinson Worldwide, Inc.	6,751
50	Expeditors International of Washington, Inc.	2,239
		8,990
Airlines — 0.1%
143	JetBlue Airways Corp. (a)	1,405
41	SkyWest, Inc.	915
		2,320
Auto Components — 0.6%
19	Goodyear Tire & Rubber Co. (The) (a)	555
10	Johnson Controls, Inc.	1,131
72	Tenneco, Inc. (a)	2,533
236	TRW Automotive Holdings Corp. (a)	7,742
		11,961
Automobiles — 0.3%
170	General Motors Corp.	5,522
Beverages — 1.1%
7	Central European Distribution Corp. (a)	276
131	Coca-Cola Enterprises, Inc.	2,970
490	Constellation Brands, Inc., Class A (a)	10,741
99	PepsiCo, Inc.	6,518
		20,505
Biotechnology — 2.3%

Highbridge Statistical Market Neutral Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

243	Alexion Pharmaceuticals, Inc. (a)	14,106
113	Alkermes, Inc. (a)	1,605
124	Amylin Pharmaceuticals, Inc. (a)	5,758
251	BioMarin Pharmaceuticals, Inc. (a)	4,534
217	Human Genome Sciences, Inc. (a)	1,685
246	Millennium Pharmaceuticals, Inc. (a)	2,484
170	Myriad Genetics, Inc. (a)	6,348
77	Onyx Pharmaceuticals, Inc. (a)	2,150
133	Theravance, Inc. (a)	3,560
51	Vertex Pharmaceuticals, Inc. (a)	1,637
		43,867
Building Products — 0.3%
99	American Standard Cos., Inc.	5,356
Capital Markets — 3.6%
87	Ameriprise Financial, Inc.	5,249
125	Bank of New York Mellon Corp. (The)	5,324
39	BlackRock, Inc., Class A	6,273
3	Charles Schwab Corp. (The)	56
25	Eaton Vance Corp.	1,042
15	GFI Group, Inc. (a)	1,117
75	Goldman Sachs Group, Inc. (The)	14,159
226	Lehman Brothers Holdings, Inc.	14,007
186	Merrill Lynch & Co., Inc.	13,778
118	State Street Corp.	7,900
		68,905
Chemicals — 3.0%
118	Chemtura Corp.	1,236
301	E.l. du Pont de Nemours & Co.	14,052
24	Ecolab, Inc.	994
92	FMC Corp.	8,188
129	International Flavors & Fragrances, Inc.	6,459
172	Monsanto Co.	11,103
25	PPG Industries, Inc.	1,915
138	Scotts Miracle-Gro Co. (The), Class A	5,640
15	Sensient Technologies Corp.	379
17	Sigma-Aldrich Corp.	768
41	Valhi, Inc.	668
40	Valspar Corp.	1,108
250	Westlake Chemical Corp.	6,236
		58,746
Commercial Banks — 2.1%
40	Associated Banc-Corp.	1,141
1	BOK Financial Corp.	70
4	Chittenden Corp.	141
42	Comerica, Inc.	2,202
168	Commerce Bancorp, Inc.	5,607
- (h)	Compass Bancshares, Inc.	12
39	First Community Bancorp, Inc.	1,975
443	First Horizon National Corp.	14,059
48	Fulton Financial Corp.	630

Highbridge Statistical Market Neutral Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

33	Keycorp	1,146
9	PNC Financial Services Group, Inc.	626
34	Prosperity Bancshares, Inc.	956
30	South Financial Group, Inc. (The)	640
23	Synovus Financial Corp.	657
260	U.S. Bancorp	7,778
93	UCBH Holdings, Inc.	1,522
11	UMB Financial Corp.	401
21	Umpqua Holdings Corp.	408
5	Valley National Bancorp	102
14	Webster Financial Corp.	612
12	Westamerica Bancorp	508
		41,193
Commercial Services & Supplies — 1.8%
92	Avery Dennison Corp.	5,620
38	Cintas Corp.	1,378
3	Corporate Executive Board Co.	206
117	Covanta Holding Corp. (a)	2,648
152	FTI Consulting, Inc. (a)	6,240
4	GEO Group, Inc. (The) (a)	117
53	HNI Corp.	2,179
20	Manpower, Inc.	1,573
61	PHH Corp. (a)	1,788
58	Pitney Bowes, Inc.	2,688
- (h)	Resources Connection, Inc. (a)	1
18	Rollins, Inc.	425
186	Stericycle, Inc. (a)	8,913
11	Waste Connections, Inc. (a)	327
		34,103
Communications Equipment — 1.9%
115	Ciena Corp. (a)	4,197
57	F5 Networks, Inc. (a)	4,949
64	Foundry Networks, Inc. (a)	1,126
372	JDS Uniphase Corp. (a)	5,335
840	Motorola, Inc.	14,272
- (h)	Plantronics, Inc.	1
127	Polycom, Inc. (a)	3,924
- (h)	Powerwave Technologies, Inc. (a)	1
275	Sonus Networks, Inc. (a)	1,878
127	Tellabs, Inc. (a)	1,442
		37,125
Computers & Peripherals — 2.1%
16	Apple, Inc. (a)	2,044
150	Diebold, Inc.	7,581
44	Electronics for Imaging, Inc. (a)	1,151
37	Intermec, Inc. (a)	941
125	International Business Machines Corp.	13,866
70	QLogic Corp. (a)	927
263	SanDisk Corp. (a)	14,109
-(h)	Sun Microsystems, Inc. (a)	-	(h)

Highbridge Statistical Market Neutral Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

		40,619
Construction & Engineering — 0.9%
56	Jacobs Engineering Group, Inc. (a)	3,442
36	Shaw Group, Inc. (The) (a)	1,902
138	Washington Group International, Inc. (a)	11,046
		16,390
Construction Materials — 0.1%
64	Eagle Materials, Inc.	2,778
Consumer Finance — 0.8%
219	American Express Co.	12,843
21	Discover Financial Services (a)	486
20	SLM Corp.	993
7	Student Loan Corp.	1,267
		15,589
Containers & Packaging — 0.4%
53	Crown Holdings, Inc. (a)	1,304
111	Packaging Corp. of America	2,828
- (h)	Rock-Tenn Co., Class A	2
34	Sealed Air Corp.	920
41	Silgan Holdings, Inc.	2,104
15	Temple-Inland, Inc.	878
		8,036
Distributors — 0.0% (g)
16	LKQ Corp. (a)	465
Diversified Consumer Services — 0.8%
23	Service Corp. International	282
204	Sotheby's	8,729
18	Strayer Education, Inc.	2,696
73	Weight Watchers International, Inc.	3,539
		15,246
Diversified Financial Services — 0.7%
13	Citigroup, Inc.	586
69	International Securities Exchange Holdings, Inc.	4,534
104	Leucadia National Corp.	3,922
53	NYSE Euronext	4,063
		13,105
Diversified Telecommunication Services — 0.6%
80	Cogent Communications Group, Inc. (a)	2,304
608	Level 3 Communications, Inc. (a)	3,178
175	NeuStar, Inc., Class A (a)	5,053
93	Windstream Corp.	1,286
		11,821
Electric Utilities — 1.9%
7	Allete, Inc.	320
138	Cleco Corp.	3,283
145	DPL, Inc.	3,859
161	Duke Energy Corp.	2,748
73	Exelon Corp.	5,092
96	Great Plains Energy, Inc.	2,671
84	Hawaiian Electric Industries, Inc.	1,915

Highbridge Statistical Market Neutral Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

4	Idacorp, Inc.	114
65	Pinnacle West Capital Corp.	2,422
103	PPL Corp.	4,855
250	Southern Co. (The)	8,421
		35,700
Electrical Equipment — 0.6%
75	Baldor Electric Co.	3,428
49	General Cable Corp. (a)	3,875
33	Hubbell, Inc., Class B	1,908
13	Rockwell Automation, Inc.	896
25	Woodward Governor Co.	1,452
		11,559
Electronic Equipment & Instruments — 1.0%
25	Amphenol Corp., Class A	863
8	Anixter International, Inc. (a)	690
30	Benchmark Electronics, Inc. (a)	664
- (h)	CDW Corp. (a)	7
7	Daktronics, Inc.	141
113	FLIR Systems, Inc. (a)	4,931
59	Ingram Micro, Inc., Class A (a)	1,180
68	Itron, Inc. (a)	5,437
94	Jabil Circuit, Inc.	2,114
39	National Instruments Corp.	1,262
85	Trimble Navigation Ltd. (a)	2,807
		20,096
Energy Equipment & Services — 2.0%
85	Atwood Oceanics, Inc. (a)	5,797
36	Baker Hughes, Inc.	2,819
101	BJ Services Co.	2,629
23	Cameron International Corp. (a)	1,807
51	Dril-Quip, Inc. (a)	2,448
32	ENSCO International, Inc.	1,941
40	FMC Technologies, Inc. (a)	3,698
- (h)	Hanover Compressor Co. (a)	1
96	Hercules Offshore, Inc. (a)	2,880
- (h)	Noble Corp. (Cayman Islands)	1
128	Oceaneering International, Inc. (a)	7,212
79	Pride International, Inc. (a)	2,753
54	Rowan Cos., Inc.	2,277
45	RPC, Inc.	541
- (h)	Smith International, Inc.	4
34	Tidewater, Inc.	2,292
-(h)	Weatherford International Ltd. (a)	1
		39,101
Food & Staples Retailing — 0.7%
71	CVS/Caremark Corp.	2,485
58	Safeway, Inc.	1,860
111	SUPERVALU, Inc.	4,622
137	Whole Foods Market, Inc.	5,086
		14,053

Highbridge Statistical Market Neutral Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

Food Products — 1.8%
52	ConAgra Foods, Inc.	1,312
95	Hershey Co. (The)	4,382
37	Hormel Foods Corp.	1,264
51	Kellogg Co.	2,659
153	Kraft Foods, Inc., Class A	5,025
175	McCormick & Co., Inc. (Non-Voting)	5,991
196	Pilgrim's Pride Corp.	6,585
98	Sara Lee Corp.	1,550
88	Smithfield Foods, Inc. (a)	2,731
20	Tootsie Roll Industries, Inc.	495
32	Wm. Wrigley, Jr., Co.	1,873
		33,867
Gas Utilities — 0.5%
108	Equitable Resources, Inc.	5,103
81	National Fuel Gas Co.	3,513
37	WGL Holdings, Inc.	1,117
		9,733
Health Care Equipment & Supplies — 3.2%
155	Align Technology, Inc. (a)	4,036
90	American Medical Systems Holdings, Inc. (a)	1,640
9	Bausch & Lomb, Inc.	558
178	Boston Scientific Corp. (a)	2,340
4	CR Bard, Inc.	290
45	Edwards Lifesciences Corp. (a)	2,087
34	Hillenbrand Industries, Inc.	2,164
134	Hospira, Inc. (a)	5,163
79	Idexx Laboratories, Inc. (a)	7,906
47	Inverness Medical Innovations, Inc. (a)	2,267
136	Kyphon, Inc. (a)	8,929
118	Mentor Corp.	4,645
82	ResMed, Inc. (a)	3,505
32	Sirona Dental Systems, Inc. (a)	1,147
111	St. Jude Medical, Inc. (a)	4,774
155	Stryker Corp.	9,651
		61,102
Health Care Providers & Services — 2.9%
45	Aetna, Inc.	2,167
44	Cardinal Health, Inc.	2,861
113	Cigna Corp.	5,828
10	DaVita, Inc. (a)	544
18	Express Scripts, Inc. (a)	886
156	Healthsouth Corp. (a)	2,459
110	Healthways, Inc. (a)	4,818
150	Henry Schein, Inc. (a)	8,178
5	LifePoint Hospitals, Inc. (a)	143
63	Magellan Health Services, Inc. (a)	2,650
68	Manor Care, Inc.	4,320
63	Owens & Minor, Inc.	2,437
34	Psychiatric Solutions, Inc. (a)	1,166

Highbridge Statistical Market Neutral Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

165	Sierra Health Services, Inc. (a)	6,698
157	Sunrise Senior Living, Inc. (a)	6,233
646	Tenet Healthcare Corp. (a)	3,347
14	VCA Antech, Inc. (a)	560
-(h)	WellPoint, Inc. (a)	3
		55,298
Health Care Technology — 0.5%
121	Allscripts Healthcare Solutions, Inc. (a)	2,750
33	Cerner Corp. (a)	1,760
186	IMS Health, Inc.	5,245
		9,755
Hotels, Restaurants & Leisure — 2.2%
13	Bally Technologies, Inc. (a)	329
-(h)	CBRL Group, Inc.	1
105	Hilton Hotels Corp.	4,651
64	Las Vegas Sands Corp. (a)	5,556
19	Life Time Fitness, Inc. (a)	963
294	McDonald's Corp.	14,096
8	MGM Mirage (a)	567
17	Panera Bread Co., Class A (a)	711
27	Scientific Games Corp., Class A (a)	941
99	Sonic Corp. (a)	2,053
94	Starbucks Corp. (a)	2,511
274	Tim Hortons, Inc. (Canada)	8,465
7	Wendy's International, Inc.	246
13	Wynn Resorts Ltd.	1,242
		42,332
Household Durables — 2.2%
-(h)	Blyth, Inc.	1
38	D.R. Horton, Inc.	617
37	Fortune Brands, Inc.	3,024
67	Harman International Industries, Inc.	7,734
101	Jarden Corp. (a)	3,644
108	KB Home	3,442
457	Lennar Corp., Class A	14,023
90	Pulte Homes, Inc.	1,742
122	Ryland Group, Inc.	4,040
-(h)	Standard-Pacific Corp.	-	(h)
98	Tempur-Pedic International, Inc.	3,058
75	Toll Brothers, Inc. (a)	1,634
		42,959
Household Products — 0.2%
17	Church & Dwight Co., Inc.	842
28	Clorox Co.	1,667
8	Procter & Gamble Co.	489
		2,998
Independent Power Producers & Energy Traders — 0.3%
381	Dynegy, Inc., Class A (a)	3,392
58	Ormat Technologies, Inc.	2,416
		5,808

Highbridge Statistical Market Neutral Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

Industrial Conglomerates — 0.8%
34	3M Co.	3,031
46	Carlisle Cos., Inc.	2,088
219	General Electric Co.	8,481
25	Teleflex, Inc.	1,947
		15,547
Insurance — 4.0%
19	21st Century Insurance Group	426
78	Aflac, Inc.	4,044
11	Alfa Corp.	199
1	Alleghany Corp. (a)	439
70	Allstate Corp. (The)	3,712
39	American International Group, Inc.	2,506
124	Arthur J. Gallagher & Co.	3,420
71	CNA Financial Corp.	2,965
22	Erie Indemnity Co., Class A	1,137
192	Loews Corp.	9,107
1	Markel Corp. (a)	233
387	Marsh & McLennan Cos., Inc.	10,652
47	Mercury General Corp.	2,434
117	National Financial Partners Corp.	5,438
26	Odyssey Re Holdings, Corp.	912
50	Protective Life Corp.	2,154
48	Prudential Financial, Inc.	4,263
159	Safeco Corp.	9,279
157	Torchmark Corp.	9,652
107	UnumProvident Corp.	2,595
18	Zenith National Insurance Corp.	710
		76,277
Internet & Catalog Retail — 0.0% (g)
33	IAC/InterActive Corp. (a)	937
Internet Software & Services — 1.2%
270	Akamai Technologies, Inc. (a)	9,185
130	eBay, Inc. (a)	4,224
27	Equinix, Inc. (a)	2,345
9	Google, Inc., Class A (a)	4,638
132	Yahoo!, Inc. (a)	3,067
		23,459
IT Services — 3.1%
80	BISYS Group, Inc. (The) (a)	952
415	Broadridge Financial Solutions, Inc.	7,297
85	Cognizant Technology Solutions Corp., Class A (a)	6,858
151	DST Systems, Inc. (a)	11,431
41	eFunds Corp. (a)	1,481
78	Fidelity National Information Services, Inc.	3,893
- (h)	First Data Corp.	1
178	Gartner, Inc. (a)	3,732
27	Hewitt Associates, Inc., Class A (a)	822
35	Iron Mountain, Inc. (a)	946
91	MoneyGram International, Inc.	2,323

Highbridge Statistical Market Neutral Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

274	Perot Systems Corp., Class A (a)	4,170
28	Syntel, Inc.	1,023
342	Unisys Corp. (a)	2,763
352	VeriFone Holdings, Inc. (a)	12,818
		60,510
Leisure Equipment & Products — 1.6%
223	Eastman Kodak Co.	5,639
377	Hasbro, Inc.	10,561
584	Mattel, Inc.	13,391
65	Oakley, Inc.	1,825
-(h)	Pool Corp.	1
		31,417
Life Sciences Tools & Services — 0.7%
109	Affymetrix, Inc. (a)	2,647
16	Illumina, Inc. (a)	707
61	Millipore Corp. (a)	4,803
63	Thermo Fisher Scientific, Inc. (a)	3,312
34	Waters Corp. (a)	2,004
		13,473
Machinery — 2.7%
105	AGCO Corp. (a)	4,023
71	Barnes Group, Inc.	2,212
80	Bucyrus International, Inc.	5,055
16	Crane Co.	751
126	Donaldson Co., Inc.	4,592
95	Flowserve Corp.	6,895
58	Graco, Inc.	2,393
43	IDEX Corp.	1,545
30	ITT Corp.	1,895
74	Joy Global, Inc.	3,666
42	Manitowoc Co., Inc. (The)	3,224
1	Pentair, Inc.	31
30	SPX Corp.	2,846
38	Toro Co.	2,140
127	Valmont Industries, Inc.	9,632
36	Wabtec Corp.	1,489
		52,389
Marine — 0.2%
58	Alexander & Baldwin, Inc.	3,119
Media — 3.5%
75	Arbitron, Inc.	3,713
194	Cablevision Systems Corp., Class A (a)	6,895
- (h)	Catalina Marketing Corp.	2
348	Discovery Holding Co., Class A (a)	8,264
40	Dow Jones & Co., Inc.	2,314
76	DreamWorks Animation SKG, Inc., Class A (a)	2,370
181	Gemstar-TV Guide International, Inc. (a)	1,036
658	Interpublic Group of Companies, Inc. (The) (a)	6,904
7	Lamar Advertising Co., Class A	440
36	Liberty Global, Inc. Class A (a)	1,496

Highbridge Statistical Market Neutral Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

89	Liberty Media Corp. - Capital, Class A (a)	10,171
266	McClatchy Co., Class A	6,489
8	Morningstar, Inc. (a)	402
69	News Corp., Class A	1,447
70	Omnicom Group, Inc.	3,614
121	Viacom, Inc., Class B (a)	4,623
285	Virgin Media, Inc.	7,078
		67,258
Metals & Mining — 1.3%
12	Allegheny Technologies, Inc.	1,220
68	Century Aluminum Co. (a)	3,495
87	Cleveland-Cliffs, Inc.	6,039
95	Commercial Metals Co.	2,936
121	Newmont Mining Corp.	5,069
96	Steel Dynamics, Inc.	4,026
59	Titanium Metals Corp. (a)	1,968
		24,753
Multi-Utilities — 1.0%
86	Ameren Corp.	4,110
61	CMS Energy Corp.	979
177	Consolidated Edison, Inc.	7,746
10	Dominion Resources, Inc.	865
16	DTE Energy Co.	726
104	Integrys Energy Group, Inc.	5,163
		19,589
Multiline Retail — 1.8%
51	Macy's, Inc.	1,840
193	Nordstrom, Inc.	9,205
542	Saks, Inc.	10,034
32	Sears Holdings Corp. (a)	4,375
168	Target Corp.	10,187
		35,641
Office Electronics — 0.1%
42	Zebra Technologies Corp., Class A (a)	1,531
Oil, Gas & Consumable Fuels — 3.6%
15	Anadarko Petroleum Corp.	744
52	Arch Coal, Inc.	1,546
113	Berry Petroleum Co., Class A	4,196
34	Bill Barrett Corp. (a)	1,151
140	Cheniere Energy, Inc. (a)	5,251
60	Denbury Resources, Inc. (a)	2,399
301	Encore Acquisition Co. (a)	7,786
39	Enterprise Products Partners LP	1,209
91	Forest Oil Corp. (a)	3,668
13	Frontier Oil Corp.	491
93	Helix Energy Solutions Group, Inc. (a)	3,625
72	Holly Corp.	4,845
112	Kinder Morgan Management LLC (a)	5,575
116	Murphy Oil Corp.	7,213
8	Newfield Exploration Co. (a)	364

Highbridge Statistical Market Neutral Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

116	Peabody Energy Corp.	4,906
31	Pioneer Natural Resources Co.	1,407
187	Plains Exploration & Production Co. (a)	8,088
-(h)	Pogo Producing Co.	5
4	Quicksilver Resources, Inc. (a)	156
70	Range Resources Corp.	2,594
27	Sunoco, Inc.	1,790
23	Tesoro Corp.	1,148
		70,157
Paper & Forest Products — 0.9%
1	Bowater, Inc.	16
494	Louisiana-Pacific Corp.	9,141
124	MeadWestvaco Corp.	4,046
46	Weyerhaeuser Co.	3,265
		16,468
Personal Products — 0.6%
348	Avon Products, Inc.	12,530
Pharmaceuticals — 2.8%
82	Abraxis BioScience, Inc. (a)	1,640
125	Allergan, Inc.	7,272
76	Barr Pharmaceuticals, Inc. (a)	3,883
103	Eli Lilly & Co.	5,578
285	Merck & Co., Inc.	14,156
-(h)	Par Pharmaceutical Cos., Inc. (a)	1
586	Pfizer, Inc.	13,783
10	Schering-Plough Corp.	288
154	Wyeth	7,496
		54,097
Real Estate Investment Trusts (REITs) — 1.1%
71	Archstone-Smith Trust	4,070
18	Boston Properties, Inc.	1,704
33	Equity Residential	1,312
6	Macerich Co. (The)	468
63	Plum Creek Timber Co., Inc.	2,449
36	Public Storage, Inc.	2,490
13	Simon Property Group, Inc.	1,160
206	UDR, Inc.	4,745
16	Vornado Realty Trust	1,676
34	Weingarten Realty Investors	1,231
		21,305
Real Estate Management & Development — 0.4%
49	Forest City Enterprises, Inc., Class A	2,639
115	St. Joe Co. (The)	4,647
		7,286
Road & Rail — 0.9%
29	CSX Corp.	1,386
120	Heartland Express, Inc.	1,791
252	Knight Transportation, Inc.	4,446
52	Laidlaw International, Inc.	1,782
29	Union Pacific Corp.	3,434

Highbridge Statistical Market Neutral Fund
Schedule of Portfolio Investments
As of July 31, 2007(Unaudited)
(Amounts in thousands)

111	YRC Worldwide, Inc. (a)	3,566
		16,405
Semiconductors & Semiconductor Equipment — 4.3%
577	Advanced Micro Devices, Inc. (a)	7,814
609	Altera Corp.	14,133
8	Atheros Communications, Inc. (a)	213
237	Cypress Semiconductor Corp. (a)	5,932
22	Entegris, Inc. (a)	238
160	Fairchild Semiconductor International, Inc. (a)	2,927
61	FormFactor, Inc. (a)	2,328
50	Intersil Corp., Class A	1,474
160	KLA-Tencor Corp.	9,063
52	Linear Technology Corp.	1,867
898	LSI Corp. (a)	6,468
89	Microchip Technology, Inc.	3,224
322	Micron Technology, Inc. (a)	3,818
330	Microsemi Corp. (a)	7,693
107	Novellus Systems, Inc. (a)	3,046
283	PMC-Sierra, Inc. (a)	2,156
25	Silicon Laboratories, Inc. (a)	883
351	Teradyne, Inc. (a)	5,509
21	Tessera Technologies, Inc. (a)	850
-(h)	Texas Instruments, Inc.	-	(h)
53	Varian Semiconductor Equipment Associates, Inc. (a)	2,478
-(h)	Verigy Ltd. (Singapore) (a)	-	(h)
		82,114
Software — 2.8%
-(h)	ACI Worldwide, Inc. (a)	1
45	Activision, Inc. (a)	775
255	Adobe Systems, Inc. (a)	10,286
-(h)	Advent Software, Inc. (a)	3
120	ANSYS, Inc. (a)	3,118
504	Cadence Design Systems, Inc. (a)	10,785
134	Jack Henry & Associates, Inc.	3,222
108	Lawson Software, Inc. (a)	1,027
156	Macrovision Corp. (a)	3,710
11	MICROS Systems, Inc. (a)	576
100	Microsoft Corp.	2,902
-(h)	Net 1 UEPS Technologies Inc. (South Africa) (a)	1
503	Nuance Communications, Inc. (a)	8,287
458	Red Hat, Inc. (a)	9,528
		54,221
Specialty Retail — 5.4%
43	Abercrombie & Fitch Co., Class A	3,009
27	Aeropostale, Inc. (a)	1,040
12	American Eagle Outfitters, Inc.	294
63	AutoNation, Inc. (a)	1,235
14	Barnes & Noble, Inc.	476
230	Bebe Stores, Inc.	3,188
189	Best Buy Co., Inc.	8,446

Highbridge Statistical Market Neutral Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

-(h)	Borders Group, Inc.	2
226	CarMax, Inc. (a)	5,403
9	Chico's FAS, Inc. (a)	180
892	Circuit City Stores, Inc.	10,620
35	Dick's Sporting Goods, Inc. (a)	1,974
146	GameStop Corp., Class A (a)	5,900
206	Guess?, Inc.	9,805
587	Limited Brands, Inc.	14,173
156	Penske Auto Group, Inc.	3,032
-(h)	Rent-A-Center, Inc. (a)	1
352	Ross Stores, Inc.	10,182
174	Sally Beauty Holdings, Inc. (a)	1,394
235	Tiffany & Co.	11,352
8	Urban Outfitters, Inc. (a)	161
391	Williams-Sonoma, Inc.	12,036
		103,903
Textiles, Apparel & Luxury Goods — 1.3%
57	Hanesbrands, Inc. (a)	1,770
338	Jones Apparel Group, Inc.	8,430
207	Liz Claiborne, Inc.	7,287
5	Phillips-Van Heusen Corp.	246
278	Quiksilver, Inc. (a)	3,563
-(h)	Timberland Co., Class A (a)	1
21	V.F. Corp.	1,807
6	Warnaco Group, Inc. (The) (a)	214
89	Wolverine World Wide, Inc.	2,397
		25,715
Thrifts & Mortgage Finance — 1.6%
297	Countrywide Financial Corp.	8,362
205	Freddie Mac	11,749
46	Hudson City Bancorp, Inc.	568
7	MAF Bancorp, Inc.	376
33	MGIC Investment Corp.	1,284
350	New York Community Bancorp, Inc.	5,674
172	NewAlliance Bancshares, Inc.	2,322
		30,335
Tobacco — 1.2%
216	Altria Group, Inc.	14,385
148	Reynolds American, Inc.	9,044
		23,429
Trading Companies & Distributors — 1.0%
289	Fastenal Co.	13,013
94	UAP Holding Corp.	2,548
39	W.W. Grainger, Inc.	3,384
		18,945
Transportation Infrastructure — 0.1%
57	Macquarie Infrastructure Co. LLC	2,271
Wireless Telecommunication Services — 0.7%
121	Crown Castle International Corp. (a)	4,380
61	Leap Wireless International, Inc. (a)	5,414

Highbridge Statistical Market Neutral Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

	87	SBA Communications Corp., Class A (a)	2,896
			12,690
Total Short Positions — 95.8%
(Proceeds $1,923,673)			$ 1,846,651

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered
under the Investment Company Act of 1940, as amended,
and advised by J.P. Morgan Investment Management Inc.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand.

(j)	All or a portion of these securities are segregated for
short sales.

(m)	All or a portion of this security is segregated for current
or potential holdings of futures, swaps, options, when issued securities, delayed delivery securities, and reverse
repurchase agreements.

As of July 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows

Aggregate gross unrealized appreciation	$39,758
Aggregate gross unrealized depreciation	(111,356)
Net unrealized appreciation/depreciation	$(71,598)

Federal income tax cost of investments	$1,977,089

JPMorgan Asia Equity Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments

Common Stocks — 93.2%

China — 15.0%
29,000	China Construction Bank Corp., Class H	21,505
4,800	China Life Insurance Co. Ltd., Class H	20,704
5,000	China Sky Chemical Fibre Co. Ltd.	7,464
2,600	Foxconn International Holdings Ltd. (a)	7,444
2,259	FU JI Food and Catering Services Holdings Ltd.	6,444
800	Guangzhou R&F Properties Co., Ltd., Class H	2,906
3,000	Guangzhou R&F Properties Co., Ltd., Class H	11,040
15,000	Industrial & Commercial Bank of China, Class H	9,143
4,000	Shimao Property Holdings Ltd.	10,547
7,000	Synear Food Holdings Ltd.	9,237
		106,434

Hong Kong — 16.8%
7,000	Belle International Holdings Ltd. (a)	8,139
2,100	China Mobile Ltd.	24,130
5,000	China Overseas Land & Investment Ltd.	10,590
600	Esprit Holdings Ltd.	8,018
3,000	Hang Lung Properties Ltd.	11,035
600	Hong Kong Exchanges & Clearing Ltd.	9,791
12,000	Huabao International Holdings Ltd.	11,297
1,250	Kerry Properties Ltd.	9,008
5,500	Nine Dragons Paper Holdings Ltd.	16,143
8,000	Pacific Basin Shipping Ltd.	11,690
		119,841

India — 7.3%
100	HDFC Bank Ltd. ADR	8,661
145	ICICI Bank Ltd. ADR	6,426
200	Infosys Technologies Ltd. ADR	9,920
175	Reliance Industries Ltd. GDR (e)	16,004
400	Satyam Computer Services Ltd. ADR	10,664
		51,675

Indonesia — 7.7%
18,500	Bank Rakyat Indonesia	12,340
30,000	Bumi Resources TBK PT	8,619
32,500	Indofood Sukses Makmur TBK PT	6,912
8,000	Indosat TBK PT	6,238
44,907	Kalbe Farma TBK PT	7,131
3,200	PT Astra International TBK	6,375
8,000	United Tractors TBK PT	7,309
		54,924

Malaysia — 3.6%
6,000	Berjaya Sports Toto BHD	8,607
3,800	Genting BHD	8,669
5,500	IOI Corp BHD	8,349
		25,625

JPMorgan Asia Equity Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

Mauritius — 0.8%
3,600	Golden Agri-Resources Ltd.	5,819

Singapore — 5.3%
600	DBS Group Holdings Ltd.	8,974
6,000	Olam International Ltd.	11,714
4,500	SembCorp Industries Ltd.	16,773
		37,461

South Korea — 22.0%
14	Amorepacific Corp.	9,686
90	Daelim Industrial Co.	15,348
140	Doosan Heavy Industries and Construction Co., Ltd.	14,660
220	Hana Financial Group, Inc.	11,871
400	Hankook Tire Co., Ltd.	9,134
350	Hanwha Chem Corp.	8,544
27	POSCO	15,324
100	S-Oil Corp.	8,763
35	Samsung Electronics Co., Ltd.	23,106
105	Samsung Engineering Co., Ltd.	12,317
95	Samsung Securities Co., Ltd.	8,827
150	Samsung Techwin Co., Ltd.	9,261
55	SK Energy Co., Ltd. (a)	9,393
		156,234

Taiwan — 13.0%
7,000	Asia Cement Corp.	8,968
3,329	Delta Electronics, Inc.	13,040
3,000	Formosa Chemicals & Fibre Corp.	6,951
15,000	Fuhwa Financial Holding Co., Ltd. (a)	9,772
1,600	HON HAI Precision Industry Co., Ltd.	13,152
3,600	InnoLux Display Corp. (a)	16,091
945	MediaTek, Inc.	16,846
3,500	Taiwan Fertilizer Co., Ltd.	7,888
		92,708

Thailand — 1.7%
1,200	PTT pcl, Foreign Shares	11,867

Total Long-Term Investments
(Cost $515,327)	662,588

Total Investments — 93.2%
(Cost $515,327)	662,588

Other Assets in Excess of Liabilities — 6.8%	48,400

NET ASSETS — 100.0%	$710,988

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a) Non-income producing security.

(e) Security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

ADR American Depositary Receipt
GDR Global Depositary Receipt

JPMorgan Asia Equity Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

As of July 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$150,642
Aggregate gross unrealized depreciation	(3,381)
Net unrealized appreciation/depreciation	$147,261

Federal income tax cost of investments	$515,327

Summary of Investments By Industry, July 31, 2007 The following table represents the portfolio investmentsof the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Commercial Banks	11.9%
Real Estate Management & Development	8.3
Oil, Gas & Consumable Fuels	8.3
Construction & Engineering	7.9
Semiconductors & Semiconductor	6.0
Food Products	4.6
Electronic Equipment & Instrum	4.0
Industrial Conglomerates	3.9
Wireless Telecommunication Services	3.6
Hotels Restaurants & Leisure	3.6
Chemicals	3.5
Insurance	3.1
Diversified Financial Services	3.0
Specialty Retail	2.4
Paper & Forest Products	2.4
Computers & Peripherals	2.4
Metals & Mining	2.3
Food & Staples Retailing	1.8
Marine	1.8
Distributors	1.7
IT Services	1.6
Personal Products	1.5
Auto Components	1.4
Construction Materials	1.4
Capital Markets	1.3
Textiles, Apparel & Luxury Goods	1.1
Communications Equipment	1.1
Machinery	1.1
Pharmaceuticals	1.1
Automobiles	1.0
Diversified Telecommunication	0.9

JPMorgan China Region Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)

Shares	Security Description	Value ($)
Long-Term Investments — 97.2% (l)
Common Stocks — 93.3%

China — 34.4%
44,000	Air China Ltd., Class H	38,763
32,000	Ajisen China Holdings Ltd.(a)	35,982
38,000	Aluminum Corp. of China Ltd., Class H	76,529
40,000	China Communications Services Corp., Ltd., Class H(a)	28,439
320,000	China Construction Bank Corp., Class H	237,290
24,660	China International Marine Containers Co., Ltd., Class B	60,326
67,000	China Life Insurance Co., Ltd.	288,995
38,000	China Merchants Bank Co., Ltd., Class H	136,004
34,000	China National Building Material Co., Ltd., Class H	70,983
130,000	China Petroleum & Chemical Corp., Class H	137,943
17,500	China Shenhua Energy Co., Ltd., Class H	68,693
64,700	COSCO Holdings, Class H	113,953
44,000	Dalian Port PDA Co., Ltd., Class H	33,812
13,000	Foxconn International Holdings Ltd. (a)	37,220
3,200	Guangzhou R&F Properties Co., Ltd., Class H	11,624
20,800	Guangzhou R&F Properties Co., Ltd., Class H	76,543
38,000	Intime Department Store Group Co., Ltd.(a)	34,474
15,000	Pacific Textile Holdings Ltd. (a)	9,104
9,000	Parkson Retail Group Ltd.	67,274
102,000	PetroChina Co., Ltd., Class H	150,373
16,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	39,736
28,090	Shanghai Zhenhua Port Machinery Co., Class B	59,719
35,000	Shimao Property Holdings Ltd.	92,285
15,000	Tencent Holdings Ltd.	68,395
7,100	Yantai Changyu Pioneer Wine Co., Class B	39,035
		2,013,494

Hong Kong — 28.0%
56,000	Belle International Holdings Ltd. (a)	65,115
13,639	Cheung Kong Holdings Ltd.	191,386
32,285	China Mobile Ltd.	370,963
12,000	China Resources Enterprise	47,506
35,146	China Resources Power Holdings Co.	89,712
9,000	Esprit Holdings Ltd.	120,274
27,000	Hang Lung Properties Ltd.	99,315
9,500	Hong Kong Exchanges and Clearing Ltd.	155,021
6,751	Hutchison Whampoa Ltd.	71,764
2,000	Jardine Matheson Holdings Ltd.	48,027
15,641	Kerry Properties Ltd.	112,712
24,659	Li & Fung Ltd.	85,443
16,000	Li Ning Co., Ltd.	37,919
10,000	Lifestyle International Holdings Ltd.	39,835
44,000	Pacific Basin Shipping Ltd.	64,294
26,000	Shun Tak Holdings Ltd.	40,143
		1,639,429

Taiwan — 30.2%

JPMorgan China Region Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)

34,000	Asia Cement Corp.	43,561
59,000	Cathay Financial Holding Co., Ltd.	153,162
90,000	Chinatrust Financial Holding Co., Ltd. (a)	70,851
11,392	Chroma ATE, Inc.	27,574
4,000	Cipherlab Co., Ltd.	15,328
15,700	Delta Electronics, Inc.	61,507
61,000	Formosa Chemicals & Fibre Corp.	141,344
2,931	Formosa International Hotels Corp.	27,740
6,052	Foxconn Technology Co., Ltd.	67,030
28,432	HON HAI Precision Industry Co., Ltd.	233,776
36,000	InnoLux Display Corp. (a)	160,910
8,400	MediaTek, Inc.	149,747
4,450	Richtek Technology Corp.	63,209
44,670	Siliconware Precision Industries Co.	85,367
103,564	Taiwan Semiconductor Manufacturing Co., Ltd.	203,357
9,947	Topoint Technology Co., Ltd.	35,733
11,260	Tripod Technology Corp.	49,150
19,000	TXC Corp.	43,038
49,425	Vanguard International Semiconductor Corp.	42,182
29,000	Wistron Corp.	58,784
16,000	Zyxel Communications Corp.	31,824
		1,765,174

United Kingdom — 0.7%
1,150	Standard Chartered plc	37,209

Total Common Stocks
(Cost $4,516,203)	5,455,306

Investment Company — 3.9%

Hong Kong — 3.9%
8,800	iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker
	(Cost $189,238)	228,484

Total Investments — 97.2%
(Cost $4,705,441)	5,683,790

Other Assets In Excess of Liabilities — 2.8%	164,318

NET ASSETS — 100.0%	$5,848,108

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.

(l)	All or a portion of these securities are segregated for current or potential holdings with the custodian for forward foreign currency contracts.

Summary of Investments by Industry, July 31, 2007 The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

JPMorgan China Region Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)

INDUSTRY	PERCENTAGE

Real Estate Management & Development	11.0%
Semiconductors & Semiconductor Equipment	9.6
Commercial Banks	8.5
Insurance	7.8
Electronic Equipment & Instruments	7.3
Wireless Telecommunication Services	6.5
Oil, Gas & Consumable Fuels	6.3
Computers & Peripherals	5.0
Investment Company	4.0
Diversified Financial Services	3.6
Specialty Retail	3.3
Marine	3.1
Machinery	2.7
Multiline Retail	2.5
Chemicals	2.5
Distributors	2.3
Construction Materials	2.0
Independent Power Producers & Energy Traders	1.6
Communications Equipment	1.5
Metals & Mining	1.3
Industrial Conglomerates	1.3
Internet Software & Services	1.2
Hotels, Restaurants & Leisure	1.1
Other (less than 1%)	4.0

As of July 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	996,889
Aggregate gross unrealized depreciation	(18,540)
Net unrealized appreciation/depreciation	$978,349
Federal income tax cost of investments	$4,705,441

JPMorgan Emerging Markets Equity Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 98.8% (l)

Common Stocks — 96.0%

Argentina — 1.3%
140	Tenaris S.A. ADR	6,721

Austria — 1.4%
47	Raiffeisen International Bank Holding AG (c)	6,974

Brazil — 13.6%
118	Cia de Bebidas das Americas ADR	8,115
591	Cia Vale do Rio Doce ADR	25,024
47	Gol Linhas Aereas Inteligentes S.A. ADR	1,175
503	Petroleo Brasileiro S.A. ADR	28,108
202	Ultrapar Participacoes S.A. ADR	6,924
		69,346

Chile — 0.8%
81	Banco Santander Chile S.A. ADR	3,880

China — 3.4%
1,010	Anhui Conch Cement Co., Ltd., Class H	6,424
1,658	China National Building Material Co., Ltd., Class H	3,461
2,106	Shimao Property Holdings Ltd.	5,553
804	Tsingtao Brewery Co., Ltd., Class H	1,853
		17,291

Egypt — 3.5%
97	Orascom Construction Industries	6,713
839	Orascom Telecom Holding SAE	11,115
		17,828

Hong Kong — 6.0%
1,480	China Mobile Ltd.	17,006
550	Esprit Holdings Ltd.	7,354
2,281	GOME Electrical Appliances Holdings Ltd.	3,690
855	Yue Yuen Industrial Holdings	2,663
		30,713

Hungary — 1.7%
56	OTP Bank Nyrt. ADR (e)	6,420
11	Richter Gedeon Nyrt. ADR (e)	2,265
		8,685

India — 11.1%
111	ACC Ltd.	2,891
637	Ambuja Cements Ltd. GDR	2,032
688	Bharti Airtel Ltd. (a)	15,229
133	Hero Honda Motors Ltd.	2,194
362	Housing Development Finance Corp.	17,814
239	Indiabulls Real Estate Ltd. (a)	3,262
104	Infosys Technologies Ltd.	5,060
104	Infosys Technologies Ltd. ADR	5,151
362	Zee Entertainment Enterprises Ltd.	2,880
		56,513

Indonesia — 2.4%
5,424	Bank Rakyat Indonesia	3,618

JPMorgan Emerging Markets Equity Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

113	Telekomunikasi Indonesia TBK PT ADR	5,364
3,904	Unilever Indonesia TBK PT	3,141
		12,123

Israel — 1.9%
228	Teva Pharmaceutical Industries Ltd. ADR	9,582

Mexico — 8.5%
391	America Movil S.A. de C.V., Series L ADR	23,407
326	Fomento Economico Mexicano S.A. de C.V. ADR	12,062
1,732	Grupo Financiero Banorte S.A. de C.V.	7,690
		43,159

Malaysia — 0.6%
287	British American Tobacco Malaysia BHD	3,312

Russia — 4.9%
40	Mobile Telesystems OJSC ADR	2,550
21	OAO Gazprom ADR	895
102	OAO Gazprom ADR	4,353
3,370	Sberbank	13,501
33	Vimpel-Communications ADR	3,480
		24,779

South Africa — 10.2%
1,184	African Bank Investments Ltd. (c)	5,415
2,163	FirstRand Ltd.	6,923
339	Impala Platinum Holdings Ltd.	9,836
118	Imperial Holdings Ltd.	2,288
413	Massmart Holdings Ltd.	4,816
814	MTN Group Ltd.	11,415
2,256	Network Healthcare Holdings Ltd. (a) (c)	3,919
2,234	Steinhoff International Holdings Ltd. (c)	7,066
		51,678

South Korea — 16.0%
187	Hana Financial Group, Inc.	10,079
53	Hyundai Mobis	5,732
74	Hyundai Motor Co.	6,533
38	Kookmin Bank	3,335
268	KT&G Corp. GDR (e)	10,057
23	POSCO	13,184
28	Samsung Electronics Co., Ltd.	18,244
22	Shinsegae Co., Ltd.	14,148
		81,312

Taiwan — 5.1%
1,643	HON HAI Precision Industry Co., Ltd.	13,510
493	President Chain Store Corp. (a)	1,364
3,053	Taiwan Semiconductor Manufacturing Co., Ltd.	5,995
520	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,283
		26,152

Turkey — 2.8%
466	Akbank TAS	3,118
138	Anadolu Efes Biracilik Ve Malt Sanayii AS	5,439
342	Migros Turk TAS	5,574
		14,131

JPMorgan Emerging Markets Equity Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

United Kingdom — 0.8%
69	Anglo American plc	3,968
	Total Common Stocks
	(Cost $274,659)	488,147

Preferred Stocks — 2.8%

Brazil — 2.5%
277	Banco Itau Holding Financeira S.A.	12,657

South Korea — 0.3%
4	Samsung Electronics Co., Ltd.	1,758
	Total Preferred Stocks
	(Cost $7,225)	14,415
	Total Long-Term Investments
	(Cost $281,884)	502,562

Principal Amount ($)

Investments of Cash Collateral for Securities on Loan — 1.6%

Repurchase Agreements — 1.6%
986	Banc of America Securities LLC, 5.39%, dated 07/31/07, due 08/01/07, repurchase price $986, collateralized by U.S. Government Agency Mortgages	986
1,800	Barclays Capital, 5.29%, dated 07/31/07, due 08/01/07, repurchase price $1,800, collateralized by U.S. Government Agency Mortgages	1,800
1,800	Bear Stearns Cos., Inc., 5.38%, dated 07/31/07, due 08/01/07, repurchase price $1,800, collateralized by U.S. Government Agency Mortgages	1,800
1,800	Credit Suisse First Boston LLC, 5.39%, dated 07/31/07, due 08/01/07, repurchase price $1,800, collateralized by U.S. Government Agency Mortgages	1,800
1,800	Lehman Brothers, Inc., 5.37%, dated 07/31/07, due 08/01/07, repurchase price $1,800, collateralized by U.S. Government Agency Mortgages	1,800
	Total Investments of Cash Collateral for Securities on Loan
	(Cost $8,186)	8,186

Total Investments — 100.4%
(Cost $290,070)	510,748

Liabilities in Excess of Other Assets — (0.4)%	(2,007)

NET ASSETS — 100.0%	$ 508,741

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2007

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments (excluding Investments of Cash Collateral for Securities on Loan).

INDUSTRY	PERCENTAGE

Wireless Telecommunication Services	16.8%
Commercial Banks	14.2
Metals & Mining	10.3
Oil, Gas & Consumable Fuels	8.0
Semiconductors & Semiconductor Equipment	6.2
Beverages	5.5
Food & Staples Retailing	5.2
Thrifts & Mortgage Finance	3.5
Construction Materials	2.9
Electronic Equipment & Instruments	2.7
Tobacco	2.7
Diversified Financial Services	2.5
Pharmaceuticals	2.4
Specialty Retail	2.2
IT Services	2.0

JPMorgan Emerging Markets Equity Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

Household Products	2.0
Real Estate Management & Development	1.8
Automobiles	1.7
Energy Equipment & Services	1.3
Construction & Engineering	1.3
Auto Components	1.1
Diversified Telecommunication Services	1.1
Other (less than 1.0%)	2.6

As of July 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$221,101
Aggregate gross unrealized depreciation	(423)
Net unrealized appreciation	$220,678

Federal income tax cost of investments	$290,070

ABBREVIATIONS:

(a)	Non-income producing security.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(e)

Security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(l)	All or a portion of these securities are segregated for current or potential holdings with the custodian for forward foreign currency contracts.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

JPMorgan Global Focus Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)

Shares	Security Description	Value ($)

Long-Term Investments — 97.7%(l)

Common Stocks — 97.7%

Australia — 4.4%
2,857	Allco Finance Group Ltd.	25,746
4,455	Brambles Ltd. (a)	41,708
7,882	International Ferro Metals Ltd. (a)	21,571
4,461	Santos Ltd.	50,024
		139,049

Austria — 2.0%
1,097	Intercell AG (a)	38,375
407	OMV AG	25,286
		63,661

Brazil — 0.7%
1,013	Cia Energetica de Minas Gerais S.A. ADR	20,635

Canada — 0.6%
2,089	Domtar Corp. (a)	19,866

China — 0.7%
3,000	Parkson Retail Group Ltd.	22,425

Cyprus — 1.7%
4,049	Marfin Popular Bank Public Co., Ltd., Class B	52,937

France — 8.1%
3,732	Alcatel-Lucent	43,545
258	Cie Generale de Geophysique-Veritas (a)	65,148
349	Remy Cointreau S.A. (a)	25,397
338	Renault S.A.	48,848
391	Sanofi-Aventis	32,751
300	Schneider Electric S.A.	40,029
		255,718

Germany — 5.8%
355	Continental AG	51,319
183	E.ON AG	28,697
335	Fresenius Medical Care AG & Co. KGaA	15,833
893	Lanxess AG	47,944
431	Rheinmetall AG	38,307
		182,100

Greece — 2.3%
3,482	Corinth Pipeworks S.A. (a)	29,884
2,071	Sidenor Steel Production & Manufacturing Co., S.A.	41,410
		71,294

Israel — 1.7%
7,320	Makhteshim-Agan Industries Ltd.	53,050

Italy — 3.4%
1,213	Banco Popolare Scarl (a)	29,955
3,591	Intesa Sanpaolo S.p.A.	27,165
5,746	UniCredito Italiano S.p.A.	48,743
		105,863

Japan — 17.7%

JPMorgan Global Focus Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)

4,000	Ajinomoto Co., Inc.	48,442
2,300	Bridgestone Corp.	48,538
6,000	Daiwa Securities Group, Inc.	63,654
700	Elpida Memory, Inc. (a)	30,913
6,000	Kubota Corp.	49,821
4	Mitsubishi UFJ Financial Group, Inc.	42,688
13,000	Nippon Sheet Glass Co., Ltd.	68,287
2,800	Nomura Holdings, Inc.	53,148
2,000	Shiseido Co., Ltd.	42,651
5	Sumitomo Mitsui Financial Group, Inc.	45,186
400	TDK Corp.	34,098
2,200	Yokogawa Electric Corp.	29,843
		557,269

Netherlands — 5.3%
998	ASML Holding N.V. (a)	29,398
7,115	Hagemeyer N.V.	37,219
937	ING Groep N.V. CVA	39,555
824	TNT N.V.	35,362
1,006	Wavin N.V.	24,594
		166,128

Norway — 1.5%
1,578	Orkla ASA	29,661
860	TGS Nopec Geophysical Co. ASA (a)	16,785
		46,446

South Korea — 2.9%
1,255	LG.Philips LCD Co., Ltd. ADR (a)	29,003
94	Samsung Electronics Co., Ltd.	62,056
		91,059

Spain — 0.9%
1,262	Telefonica S.A.	29,535

Sweden — 1.3%
2,461	Atlas Copco AB, Class B	39,374

Taiwan — 1.3%
3,885	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	39,433

Thailand — 2.0%
6,200	PTT pcl	61,312

United Kingdom — 13.3%
3,368	Biffa plc	16,828
8,256	First Choice Holidays plc	51,290
1,544	Greene King plc	31,232
2,543	HSBC Holdings plc	47,122
2,364	International Power plc	19,652
2,002	Pennon Group plc	24,653
8,340	Rentokil Initial plc	26,109
1,059	Shire plc	25,949
2,010	Taylor Wimpey plc	13,242
2,069	Vedanta Resources plc	74,003
19,738	Vodafone Group plc	59,335
1,378	Wolseley plc	30,048
		419,463

JPMorgan Global Focus Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)

United States — 20.1%
580	Advance Auto Parts, Inc.	20,167
594	Aflac, Inc.	30,959
414	AMBAC Financial Group, Inc.	27,800
549	Capital One Financial Corp.	38,847
2,253	Cisco Systems, Inc. (a)	65,134
747	Citigroup, Inc.	34,788
625	Corning, Inc. (a)	14,900
331	Genentech, Inc. (a)	24,620
1,632	General Electric Co.	63,256
213	Johnson Controls, Inc.	24,101
608	Kohl's Corp. (a)	36,966
2,864	News Corp., Class B	64,898
492	Norfolk Southern Corp.	26,460
356	Schlumberger Ltd.	33,720
1,060	Staples, Inc.	24,401
415	State Street Corp.	27,817
430	SUPERVALU, Inc.	17,918
720	SYSCO Corp.	22,954
337	Wyeth	16,351
632	Yahoo!, Inc. (a)	14,694
		630,751
	Total Long-Term Investments
	(Cost $3,015,747)	3,067,368
Principal

Amount ($)

Short-Term Investment — 0.3%

U.S. Treasury Obligation — 0.3%
10,000	U.S. Treasury Bill, 4.85%, 01/17/08 (n)
	(Cost $9,777)	9,776

Total Investments — 98.0%
(Cost $3,025,524)	3,077,144

Other Assets in Excess of Liabilities — 2.0%	63,175

Net Assets — 100.0%	$3,140,319

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2007

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Commercial Banks	9.7%
Capital Markets	5.6
Metals & Mining	5.5
Semiconductors & Semiconductor Equipment	5.3
Oil, Gas, & Consumable Fuels	4.5
Industrial Conglomerates	4.3
Auto Components	4.1

JPMorgan Global Focus Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)

Communications Equipment	4.1
Energy Equipment & Services	3.8
Pharmaceuticals	3.7
Chemicals	3.3
Electronic Equipment & Instruments	3.1
Machinery	2.9
Commercial Services & Supplies	2.8
Hotels Restaurants & Leisure	2.7
Diversified Financial Services	2.4
Building Products	2.3
Trading Companies & Distributors	2.2
Media	2.1
Multiline Retail	2.0
Wireless Telecommunication Services	2.0
Insurance	1.9
Automobiles	1.6
Food Products	1.6
Specialty Retail	1.4
Personal Products	1.4
Food & Staples Retailing	1.3
Electrical Equipment	1.3
Consumer Finance	1.3
Air Freight & Logistics	1.2
Diversified Telecommunication	1.0
Other (less than 1.0%)	7.6

As of July 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$158,103
Aggregate gross unrealized depreciation	(106,483)
Net unrealized appreciation/depreciation	$51,620

Federal income tax cost of investments	$3,025,524

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 07/31/07		NET UNREALIZED APPRECIATION (DEPRECIATION)
19,424	AUD	09/07/07	$ 16,716		$ 16,536		$ (180)
124,150	CAD	09/07/07	117,585		116,474		(1,111)
106,537	CHF	09/07/07	88,051		88,900		849
276,021	EUR	09/07/07	374,463		378,113		3,650
50,268	GBP	09/07/07	101,100		102,044		944
128,020	HKD	09/07/07	16,429		16,377		(52)
12,952,067	JPY	09/07/07	106,803		109,879		3,076
100,501	NOK	09/07/07	17,071		17,251		180
268,872	SEK	09/07/07	38,997		39,977		980
158,718	SEK for
2,831,726	JPY	09/07/07	24,023	#	23,599	#	(424)
22,922	SGD	09/07/07	15,091		15,167		76
			$ 916,329		$ 924,317		$ 7,988

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 07/31/07		NET UNREALIZED APPRECIATION (DEPRECIATION)
70,216	AUD	09/06/07	$ 57,782		$ 59,776		$ (1,994)
35,108	AUD	09/07/07	28,891		29,887		(996)
519,034	EUR	09/07/07	704,320		711,010		(6,690)
104,300	GBP	09/07/07	208,142		211,731		(3,589)
37,528,966	JPY	09/07/07	309,927		318,378		(8,451)
172,255	NOK	09/07/07	28,856		29,567		(711)
416,729	SEK	09/07/07	60,447		61,961		(1,514)
			$ 1,398,365		$1,422,310		$ (23,945)

#	For cross-currency exchange contracts, the settlement value is the market value at 07/31/07 of the currency being sold, and the value at 07/31/07 is the market value of the currency being purchased.

ABBREVIATIONS:

(a)	Non-income producing security.
(l)	All or a portion of these securities are segregated for current or potential holdings for forward foreign currency contracts.
(n)	The rate shown is the effective yield at the date of purchase.
ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CVA	Dutch Certificate
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Hong Kong Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

JPMorgan Income Builder Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)

Shares	Security Description	Value ($)

Long-Term Investments — 82.3%

Common Stocks — 20.8%

Australia — 1.2%
4,286	Australia & New Zealand Banking Group Ltd. (m)	102,757
2,879	Westpac Banking Corp. (m)	63,665
2,478	Woolworths Ltd. (m)	57,114
		223,536

Belgium — 0.4%
1,311	Fortis (m)	51,692
1,557	Melexis N.V. (m)	27,226
		78,918

Brazil — 1.0%
4,349	Cia Energetica de Minas Gerais ADR (m)	88,589
1,676	Petroleo Brasileiro S.A. ADR (m)	93,605
		182,194

Finland — 0.5%
3,160	Sampo Oyj (m)	94,800

France — 1.3%
890	AXA S.A. (m)	34,732
446	Renault S.A. (m)	64,456
1,178	Total S.A. (m)	92,769
1,417	Vivendi (m)	60,189
		252,146

Germany — 1.7%
644	BASF AG (m)	83,293
1,796	Deutsche Lufthansa AG (m)	50,443
841	DaimlerChrysler AG (m)	76,160
392	E.ON AG (m)	61,471
335	Muenchener Rueckversicherungs AG, Class R (m)	57,655
		329,022

Italy — 1.4%
2,134	Banco Popolare Scarl (a) (m)	52,699
2,508	ENI S.p.A. (m)	87,771
15,504	Intesa Sanpaolo S.p.A. (m)	117,284
		257,754

Japan — 0.2%
4	Japan Retail Fund Investment Corp. (m)	32,315

Netherlands — 1.8%
1,240	ABN AMRO Holding N.V. (m)	61,180
2,309	ING Groep N.V., CVA (m)	97,473
6,981	Royal KPN N.V. (m)	108,010
2,210	Royal Dutch Shell plc, Class A (m)	86,066
		352,729

Norway — 0.4%
2,650	Statoil ASA (m)	78,318

Singapore — 0.3%
22,000	Singapore Telecommunications Ltd. (m)	50,003

JPMorgan Income Builder Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)

South Korea — 0.3%
655	Kookmin Bank ADR (m)	56,192

Spain — 0.3%
2,632	Telefonica S.A. (m)	61,598

Sweden — 0.9%
3,810	Skanska AB (m)	81,383
12,344	TeliaSonera AB (m)	93,327
		174,710

Taiwan — 0.4%
7,452	Taiwan Semiconductor Manufacturing Co., Ltd. ADR (m)	75,638

Thailand — 0.3%
6,200	PTT PCL (m)	61,312

United Kingdom — 3.2%
5,350	Barclays plc (m)	75,146
2,467	British American Tobacco plc (m)	79,723
12,313	BT Group plc (m)	78,036
5,405	HSBC Holdings plc (m)	100,155
5,126	Lloyds TSB Group plc (m)	57,660
2,961	Premier Foods plc (m)	15,155
13,805	Rentokil Initial plc (m)	43,218
1,356	Scottish & Southern Energy plc (m)	39,620
40,328	Vodafone Group plc (m)	121,232
		609,945

United States — 5.2%
1,773	Altria Group, Inc. (m)	117,851
1,720	AT&T, Inc. (m)	67,355
1,843	Bank of America Corp. (m)	87,395
1,445	Citigroup, Inc. (m)	67,294
1,967	DTE Energy Co. (m)	91,230
1,712	General Electric Co. (m)	66,357
900	Hospitality Properties Trust (m)	34,524
2,366	Merck & Co., Inc. (m)	117,472
1,954	Microsoft Corp. (m)	56,646
1,300	Nationwide Health Properties, Inc. (m)	30,979
2,266	New York Community BanCorp, Inc. (m)	36,777
1,456	Pfizer, Inc. (m)	34,231
2,211	U.S. Bancorp (m)	66,219
2,994	Verizon Communications, Inc. (m)	127,604
		1,001,934
	Total Common Stocks
	(Cost $4,112,387)	3,973,064

Preferred Stock — 0.2%

Germany — 0.2%
475	RWE AG (m)
	(Cost $50,814)	45,218

Principal Amount ($)

Corporate Bonds — 43.4%

Bermuda — 0.5%
100,000	Intelsat Bermuda Ltd.,
	9.25%, 06/15/16	102,000

JPMorgan Income Builder Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)

Cayman Islands — 0.5%
100,000	Seagate Technology HDD Holdings,
	6.80%, 10/01/16	93,000

Canada — 1.6%
75,000	Cascades, Inc.,
	7.25%, 02/15/13	70,125
50,000	Quebecor Media, Inc.,
	7.75%, 03/15/16	47,000
100,000	Quebecor World, Inc.,
	9.75%, 01/15/15 (e)	96,000
100,000	Videotron Ltee,
	6.88%, 01/15/14	93,500
		306,625

Luxembourg — 0.4%
100,000	MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co.,
	6.88%, 12/15/11	78,500

Singapore — 0.3%
50,000	Flextronics International Ltd.,
	6.25%, 11/15/14	45,000

Netherlands — 0.3%
50,000	NXP BV/NXP Funding LLC,
	7.88%, 10/15/14	46,250

United Kingdom — 0.5%
100,000	Virgin Media Finance plc,

United States — 39.3%	9.13%, 08/15/16	101,000

100,000	ACE Cash Express, Inc.,
	10.25%, 10/01/14 (e)	99,500
150,000	Alliance One International, Inc.,
	11.00%, 05/15/12	157,500
100,000	Allied Waste North America, Inc.,
	7.13%, 05/15/16	95,000
100,000	Allis-Chalmers Energy, Inc.,
	9.00%, 01/15/14	99,000
46,817	American Airlines, Inc.,
	7.38%, 05/23/16	42,135
100,000	American Tire Distributors, Inc.,
	FRN, 11.61%, 04/01/12	98,000
100,000	AmeriGas Partners LP/AmeriGas Eagle Finance Corp.,
	7.13%, 05/20/16	92,560
100,000	Aventine Renewable Energy Holdings, Inc.,
	10.00%, 04/01/17 (e)	94,000
100,000	Baldor Electric Co.,
	8.63%, 02/15/17	102,500
50,000	Ball Corp.,
	6.88%, 12/15/12	49,500
100,000	Barrington Broadcasting Group LLC/Barrington Broadcasting Capital Corp.,
	10.50%, 08/15/14 (e)	101,000
75,000	Berry Plastics Holding Corp.,
	8.88%, 09/15/14	72,000

JPMorgan Income Builder Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)

50,000	Broder Brothers Co.,
	11.25%, 10/15/10	48,125
100,000	CCH I Holdings LLC/CCH I Holdings Capital Corp.,
	11.00%, 10/01/15	100,000
100,000	Chiquita Brands International, Inc.,
	8.88%, 12/01/15	86,000
100,000	Claymont Steel, Inc.,
	8.88%, 02/15/15 (e)	96,000
50,000	Community Health Systems, Inc.,
	8.88%, 07/15/15 (e)	48,563
100,000	Constar International, Inc.,
	FRN, 8.74%, 02/15/12	96,000
88,545	Continental Airlines, Inc.,
	9.56%, 09/01/19	97,399
75,000	Cricket Communications, Inc.,
	9.38%, 11/01/14 (e)	73,969
50,000	Dean Foods Co.,
	7.00%, 06/01/16	46,000
50,000	DIRECTV Holdings LLC,
	6.38%, 06/15/15	45,000
50,000	DirecTV Holdings LLC/DirecTV Financing Co.,
	8.38%, 03/15/13	50,750
100,000	Edison Mission Energy,
	7.75%, 06/15/16	95,750
100,000	Encore Acquisition Co.,
	7.25%, 12/01/17	90,000
100,000	Eurofresh, Inc.,
	11.50%, 01/15/13 (e)	97,000
100,000	Ford Motor Co.,
	7.45%, 07/16/31	77,000
100,000	Ford Motor Credit Co. LLC,
	8.00%, 12/15/16	92,162
50,000	Freescale Semiconductor, Inc.,
	8.88%, 12/15/14 (e)	45,625
100,000	General Cable Corp.,
	FRN, 7.74%, 04/01/15	97,500
100,000	General Motors Corp.,
	8.38%, 07/15/33	82,250
75,000	Georgia-Pacific Corp.,
	7.13%, 01/15/17 (e)	69,000
100,000	Harland Clarke Holdings Corp.,
	FRN, 10.11%, 05/15/15 (e)	92,500
100,000	HCA, Inc.,
	9.25%, 11/15/16 (e)	99,250
100,000	Herbst Gaming, Inc.,
	7.00%, 11/15/14	85,500
100,000	Holly Energy Partners LP,
	6.25%, 03/01/15	90,500
100,000	IASIS Healthcare LLC/IASIS Capital Corp.,
	8.75%, 06/15/14	96,000

JPMorgan Income Builder Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)

100,000	Idearc, Inc.,
	8.00%, 11/15/16	94,750
100,000	Insight Communications Co., Inc.,
	SUB, 12.25%, 02/15/11	103,500
100,000	Intelsat Corp.,
	9.00%, 08/15/14	100,625
50,000	Intcomex, Inc.,
	11.75%, 01/15/11	51,000
100,000	iPCS, Inc.,
	FRN, 7.48%, 05/01/13 (e)	96,500
50,000	Isle of Capri Casinos, Inc.,
	7.00%, 03/01/14	45,062
100,000	JB Poindexter & Co., Inc.,
	8.75%, 03/15/14	86,000
100,000	Knowledge Learning Corp., Inc.,
	7.75%, 02/01/15 (e)	92,000
50,000	L-3 Communications Corp.,
	6.38%, 10/15/15	46,000
125,000	Lear Corp.,
	8.75%, 12/01/16	115,625
100,000	Level 3 Financing, Inc.,
	9.25%, 11/01/14	95,500
50,000	MacDermid, Inc.,
	9.50%, 04/15/17 (e)	45,500
100,000	Medical Services Co.,
	FRN, 12.86%, 10/15/11	96,000
50,000	Meritage Homes Corp.,
	7.00%, 05/01/14	42,500
50,000	MetroPCS Wireless, Inc.,
	9.25%, 11/01/14 (e)	49,000
100,000	Mosaic Co. (The),
	7.38%, 12/01/14 (e)	99,500
75,000	NewPage Corp.,
	12.00%, 05/01/13	78,094
100,000	Omnicare, Inc.,
	6.88%, 12/15/15	90,250
100,000	PHI, Inc.,
	7.13%, 04/15/13	92,500
50,000	Pilgrim's Pride Corp.,
	7.63%, 05/01/15	48,250
100,000	PolyOne Corp.,
	8.88%, 05/01/12	100,000
100,000	Pride International, Inc.,
	7.38%, 7/15/14	99,250
100,000	Quality Distribution LLC/QD Capital Corp.,
	9.00%, 11/15/10	95,500
100,000	Qwest Corp.,
	7.63%, 06/15/15	98,000
100,000	Range Resources Corp.,
	7.50%, 05/15/16	98,250

JPMorgan Income Builder Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)

50,000	RBS Global, Inc. and Rexnord Corp.,
	8.88%, 09/01/16	46,250
100,000	Reliant Energy, Inc.,
	7.88%, 06/15/17	95,000
100,000	R.H. Donnelley Corp.,
	6.88%, 01/15/13	90,000
100,000	Rite Aid Corp.,
	9.38%, 12/15/15 (e)	89,000
	Sanmina-SCI Corp.,
20,000	FRN, 8.11%, 06/15/10 (e)	19,700
20,000	FRN, 8.11%, 06/15/14 (e)	19,700
100,000	Seitel, Inc.,
	9.75%, 02/15/14 (e)	93,500
50,000	Sequa Corp.,
	8.88%, 04/01/08	50,750
100,000	Service Corp. International,
	7.00%, 06/15/17	91,000
25,000	Shingle Springs Tribal Gaming Authority,
	9.38%, 06/15/15 (e)	23,375
100,000	Smithfield Foods, Inc.,
	7.75%, 05/15/13	98,500
75,000	Smurfit-Stone Container Enterprises, Inc.,
	8.00%, 03/15/17	70,125
100,000	Spansion, Inc.,
	FRN, 8.49%, 06/01/13 (e)	93,000
100,000	Spectrum Brands, Inc.,
	7.38%, 02/01/15	64,000
50,000	Steinway Musical Instruments, Inc.,
	7.00%, 03/01/14 (e)	48,000
100,000	Sterling Chemicals, Inc.,
	10.25%, 04/01/15 (e)	102,000
100,000	Swift Energy Co.,
	7.13%, 06/01/17	92,500
75,000	Team Health, Inc.,
	11.25%, 12/01/13	79,500
100,000	Tenet Healthcare Corp.,
	9.88%, 07/01/14	89,000
100,000	Terra Capital, Inc.,
	7.00%, 02/01/17	94,500
100,000	Thornburg Mortgage, Inc.,
	8.00%, 05/15/13	96,750
50,000	Time Warner Telecom Holdings, Inc.,
	9.25%, 02/15/14	51,125
100,000	Trimas Corp.,
	9.88%, 06/15/12	99,500
100,000	U.S. Oncology, Inc.,
	10.75%, 08/15/14	101,000
100,000	Unisys Corp.,
	8.00%, 10/15/12	93,250
50,000	United Rentals North America, Inc.,

JPMorgan Income Builder Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)

	6.50%, 02/15/12	50,000
50,000	Univision Communications, Inc.,
	PIK, 9.75%, 03/15/15 (e)	45,500
100,000	Vanguard Health Holding Co. II LLC,
	9.00%, 10/01/14	93,000
100,000	Valassis Communications, Inc.,
	8.25%, 03/01/15 (e)	85,000
50,000	Williams Partners LP/Williams Partners Finance Corp.,
	7.25%, 02/01/17	48,500
100,000	Westlake Chemical Corp.,
	6.63%, 01/15/16	91,500
50,000	Wolverine Tube, Inc.,
	10.50%, 04/01/09	49,000
		7,513,219
	Total Corporate Bonds
	(Cost $8,920,640)	8,285,594

Foreign Government Securities — 14.8%

Argentina — 0.6%
ARS	250,000	Central Bank of Argentina,
		FRN, 2.00%, 02/04/18	109,957

Brazil — 2.9%
BRL	110,000	Brazil Notas do Tesouro Nacional,
		10.00%, 01/01/17	554,790

Colombia — 1.5%
COP	520,000,000	Republic of Colombia,
		11.75%, 03/01/10	279,845

Hungary — 1.1%
HUF	37,000,000	Government of Hungary,
		9.50%, 02/12/09	206,989

Iraq — 0.7%
$250,000	Republic of Iraq,
	5.80%, 01/15/28	141,875

Mexico — 2.2%
		United Mexican States,
MXN	2,400,000	9.00%, 12/24/09	225,506
	1,700,000	10.00%, 12/05/24	189,258
			414,764

Peru — 0.4%
$70,000	Republic of Peru,
	9.88%, 02/06/15	84,700

South Africa — 0.7%
800,000	Republic of South Africa,
	13.50%, 09/15/15	143,384

Turkey — 2.2%
		Republic of Turkey,
TRY	270,000	FRN, 21.46%, 01/12/11	213,080
	$180,000	12.38%, 06/15/09	201,024
			414,104

Ukraine — 1.2%

JPMorgan Income Builder Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)

220,000	Government of Ukraine,
	FRN, 8.78%, 08/05/09	230,725

Venezuela — 1.3%
170,000	Republic of Venezuela,
	13.63%, 08/15/18	239,700

Total Foreign Government Securities
(Cost $2,952,893)	2,820,833

Asset Backed Securities — 3.1%

Cayman Islands — 3.1%
598,459	Nationstar NIM Trust,
	Series 2007-C, Class A, 8.00%, 6/25/2037 (e)
	(Cost $597,169)	595,093

Total Long-Term Investments
	(Cost $16,633,903)	15,719,802
Shares

Short-Term Investment — 7.6%

Investment Company — 7.6%
1,457,021	JPMorgan Prime Money Market Fund, Institutional Class (b)
	(Cost $1,457,021)	1,457,021

Total Investments — 89.9%
(Cost $18,090,924)	17,176,823

Other Assets In Excess of Liabilities — 10.1%	1,930,955

NET ASSETS — 100.0%	$19,107,778

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(e)

Security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt
ARS	Argentine Peso
BRL	Brazilian Real
COP	Colombian Peso
CVA	Dutch Certification
FRN	Floating Rate Note. The rate shown is the rate in effect as of July 31, 2007.
HUF	Hungarian Forint
MXN	Mexican Peso
PIK	Pay-in-Kind
SUB	Step-Up Bond. The rate shown is the rate in effect as of July 31, 2007.
TRY	Turkish Lira

JPMorgan Income Builder Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)

Summary of Investments by Industry, July 31, 2007
The following table represents the portfolio investments
of the Fund by industry classifications as a percentage of
total investments:

INDUSTRY	PERCENTAGE

Foreign Government Securities	11.1%
Media	6.5
Oil, Gas & Consumable Fuels	5.6
Diversified Telecommunication Services	5.4
Foreign Governments	5.3
Commercial Banks	4.4
Chemicals	3.6
Asset-Backed Securities	3.5
Health Care Providers & Services	3.0
Diversified Financial Services	2.9
Commercial Services & Supplies	2.4
Food Products	2.3
Electric Utilities	2.2
Tobacco	2.1
Industrial Conglomerates	2.0
Wireless Telecommunication Services	2.0
Semiconductors & Semiconductor Equipment	1.9
Automobiles	1.7
Containers & Packaging	1.7
Energy Equipment & Services	1.7
Paper & Forest Products	1.3
Auto Components	1.2
Electrical Equipment	1.2
Airlines	1.1
Consumer Finance	1.1
Insurance	1.1
Real Estate Investment Trusts (REITs)	1.1
Other	12.2
Short-Term Investment	8.4

As of July 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$55,836
Aggregate gross unrealized depreciation	(969,937)
Net unrealized appreciation/depreciation	$(914,101)

Federal income tax cost of investments	$18,090,924

JPMorgan India Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)

Shares	Security Description	Value ($)

Long-Term Investments — 93.1% (l)

Common Stocks — 93.1%

Auto Components — 1.3%
14,000	Asahi India Glass Ltd.	35,857
1,694	Balkrishna Industries Ltd.	25,638
		61,495

Automobiles — 2.6%
7,227	Mahindra & Mahindra Ltd.	128,969

Biotechnology — 0.6%
2,660	Biocon Ltd.	30,967

Chemicals — 1.9%
14,500	Tata Chemicals Ltd.	93,510

Commercial Banks — 8.4%
32,317	Andhra Bank	67,087
20,000	Development Credit Bank Ltd. (a)	50,599
5,000	HDFC Bank Ltd.	146,771
9,500	Axis Bank Ltd.	145,098
		409,555

Construction & Engineering — 7.8%
5,225	Gammon India Ltd.	55,705
3,700	Larsen & Toubro Ltd.	236,011
19,000	Nagarjuna Construction Co., Ltd.	88,708
		380,424

Construction Materials — 4.4%
4,000	ACC Ltd.	104,194
20,000	Ambuja Cements Ltd.	63,324
2,000	Ultra Tech Cement Ltd.	45,200
		212,718

Diversified Financial Services — 0.9%
12,650	Infrastructure Development Finance Co., Ltd.	41,841

Electric Utilities — 3.4%
8,500	Reliance Energy Ltd.	164,911

Electrical Equipment — 4.7%
3,000	ABB Ltd.	84,323
3,374	Bharat Heavy Electricals Ltd.	142,901
		227,224

Gas Utilities — 0.8%
14,500	Indraprastha Gas Ltd.	41,130

Hotels, Restaurants & Leisure — 1.9%
27,000	Indian Hotels Co., Ltd.	91,965

Independent Power Producers & Energy Traders — 0.9%
700	BF Utilities Ltd. (a)	42,468

Industrial Conglomerates — 1.1%
1,550	Aditya Birla Nuvo Ltd.	55,730

IT Services — 18.8%
9,100	Infosys Technologies Ltd.	440,723
23,000	Satyam Computer Services Ltd.	270,052

JPMorgan India Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)

17,000	Wipro Ltd.	207,095
917,870

Life Sciences Tools & Services — 1.2%
345	Divi's Laboratories Ltd.	56,699

Machinery — 3.9%
1,460	Bharat Earth Movers Ltd.	44,541
10,090	Cummins India Ltd.	96,713
2,800	Tata Motors Ltd.	47,916
		189,170

Oil, Gas & Consumable Fuels — 9.5%
10,000	Reliance Industries Ltd.	464,253

Personal Products — 0.8%
30,000	Marico Ltd.	41,232

Pharmaceuticals — 1.9%
1,273	Dr Reddy's Laboratories Ltd.	19,818
1,050	GlaxoSmithKline Pharmaceuticals Ltd.	29,685
1,860	Sun Pharmaceuticals Industries Ltd.	42,399
		91,902

Road & Rail — 1.3%
1,220	Container Corp. of India Ltd.	65,727

Thrifts & Mortgage Finance — 4.5%
4,500	Housing Development Finance Corp., Ltd.	221,278

Tobacco — 2.0%
22,872	ITC Ltd.	95,838

Transportation Infrastructure — 1.0%
11,300	Gateway Distriparks Ltd.	50,660

Wireless Telecommunication Services — 7.5%
11,067	Bharti Airtel Ltd. (a)	245,083
9,000	Reliance Communications Ltd.	123,022
		368,105

Total Investments — 93.1%
(Cost $4,125,826)	4,545,641

Other Assets in Excess of Liabilities — 6.9%	337,781

NET ASSETS — 100.0%	$4,883,422

Percentages indicated are based on net assets.

As of July 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$497,086
Aggregate gross unrealized depreciation	(77,271)
Net unrealized appreciation/depreciation	$419,815

Federal income tax cost of investments	$4,125,826

JPMorgan India Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)

ABBREVIATIONS:

(a)	Non-income producing security.

(l)	All or a portion of these securities are segregated for current or potential holdings with the custodian for forward foreign currency contracts.

JPMorgan International Currency Income Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)

Principal Amount	Security Description	Value ($)

Long-Term Investments — 94.5% (l)

Collateralized Mortgage Obligations — 5.2%

Non-Agency CMO — 5.2%
	Countrywide Alternative Loan Trust,
$95,560	Series 2006-29T1, Class 2A5, 6.00%, 10/25/2036	95,522
91,914	Series 2006-J5, Class 1A1, 6.50%, 09/25/2036	92,543
74,714	Indymac Index Mortgage Loan Trust,
	Series 2006-AR6, Class 2A1A, FRN, 5.52%, 06/25/2047	74,656
	Total Collateralized Mortgage Obligations
	(Cost $263,384)	262,721

Corporate Bonds — 18.1%

Denmark — 4.0%
EUR	150,000	Nykredit Realkredit A/S,
		4.00%, 01/01/2012	200,325

France — 0.3%
9,000	Autoroutes du Sud de la France,
	5.63%, 07/04/2022	12,530
4,000	Solvay Finance BV,
	FRN, 6.38%, 06/02/2104	5,594
		18,124

Germany — 0.5%
20,000	Henkel KGaA,
	FRN, 5.38%, 11/25/2104	25,446

Netherlands — 4.1%
JPY	17,000,000	Bank Nederlandse Gemeenten,
		1.85%, 11/07/2016	143,073
EUR	25,000	ING Bank N.V.,
		FRN, 4.63%, 03/15/2019	33,336
GBP	15,000	Siemens Financieringsmaatschappij N.V.,
		FRN, 6.13%, 09/14/2066	28,674
			205,083

United Kingdom — 5.0%
125,000	Network Rail MTN Finance plc,
	4.88%, 03/06/2009	249,580

United States — 4.2%
EUR	30,000	CL Capital Trust I,
		7.05% to 04/26/2012; thereafter variable, 04/29/2049	44,065
	25,000	Deutsche Bank Capital Trust IV,
		5.33% to 09/19/2013; thereafter variable, 09/29/2049	33,817
	25,000	Goldman Sachs Group, Inc. (The),
		4.00%, 02/02/2015	31,079
	$25,000	Lincoln National Corp.,
		FRN, 7.00%, 05/17/2066	25,120
	25,000	Residential Capital LLC,
		6.00%, 02/22/2011	23,043
	22,000	Wachovia Capital Trust III,
		5.80% to 03/15/2011; thereafter variable, 03/29/2042	21,576

JPMorgan International Currency Income Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)

35,000	XL Capital Ltd,
	6.50% to 04/15/2017; thereafter variable, 12/29/2049	31,124
		209,824
	Total Corporate Bonds
	(Cost $904,866)	908,382

Foreign Government Securities — 67.2%

Australia — 0.5%
AUD	33,000	New South Wales Treasury Corp.,
		FRN, 5.50%, 03/01/2017	25,910

Canada — 2.5%
		Canadian Government Bond,
CAD	90,000	3.75%, 09/01/2011	81,730
	40,000	4.00%, 06/01/2016	36,011
	5,000	5.75%, 06/01/2033	5,591
			123,332

France — 11.0%
		France OAT Government Bond,
EUR	174,000	3.25%, 04/25/2016	218,316
	93,000	4.75%, 10/25/2012	129,375
	144,000	4.75%, 04/25/2035	203,078
			550,769

Germany — 18.0%
	Bundesrepublik Deutschland Government Bond,
290,000	3.75%, 01/04/2009	393,712
298,000	4.25%, 01/04/2014	405,491
67,000	5.50%, 01/04/2031	104,458
		903,661

Greece — 1.8%
60,000	Hellenic Republic Government Bond,
	5.90%, 10/22/2022	91,878

Hungary — 1.3%
50,000	Republic of Hungary Government Bond,
	4.38%, 07/04/2017	65,254

Italy — 3.6%
140,000	Italy Buoni Poliennali Del Tesoro,
	4.00%, 02/01/2017	182,907

Japan — 14.0%
		Japanese Government Ten Year Bond,
JPY	47,000,000	1.30%, 03/20/2015	387,524
	11,000,000	1.70%, 12/20/2016	92,576
		Japanese Government Twenty Year Bond,
	10,000,000	2.10%, 09/20/2024	84,102
	17,000,000	2.10%, 12/20/2026	141,084
			705,286

Mexico — 0.4%
MXN	200,000	Mexican Bonos,
		8.00%, 12/19/2013	18,493

Poland — 2.4%
Poland Government Bond,
PLN	110,000	4.25%, 05/24/2011	38,052

JPMorgan International Currency Income Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)

240,000	5.25%, 10/25/2017	84,308
122,360

South Africa — 4.5%
ZAR	1,480,000	South Africa Government Bond,
		13.00%, 08/31/2010	227,100

Spain — 1.8%
EUR	63,000	Spanish Government Bond,
		5.40%, 07/30/2011	89,310

Sweden — 0.9%
SEK	300,000	Sweden Government Bond,
		5.50%, 10/08/2012	46,817

United Kingdom — 4.5%
		United Kingdom Treasury Gilt,
GBP	50,000	4.75%, 03/07/2020	98,267
	60,000	4.75%, 12/07/2038	125,857
			224,124
		Total Foreign Government Securities
		(Cost $3,312,222)	3,377,201

Supranational — 4.0%
		European Investment Bank,
	30,000	4.75%, 06/06/2012	57,822
EUR	100,000	5.63%, 10/15/2010	141,254
		Total Supranational
		(Cost $196,922)	199,076
		Total Long-Term Investments
		(Cost $4,677,394)	4,747,380

Short-Term Investment — 0.4%

U.S. Treasury Obligation — 0.4%
$20,000	U.S. Treasury Bill
	4.86%, 01/17/2008 (k) (n)
	Cost ($19,554)	19,553

Total Investments — 94.9%
(Cost $4,696,948)	4,766,933
Other Assets in Excess of Liabilities — 5.1%	257,501

NET ASSETS — 100.0%	$5,024,434

Percentages indicated are based on net assets.

As of July 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$80,820
Aggregate gross unrealized depreciation	(10,835)
Net unrealized appreciation/depreciation	$69,985

Federal income tax cost of investments	$4,696,948

PORTFOLIO COMPOSITION*
Foreign Government Securities	70.8%

JPMorgan International Currency Income Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)

Corporate Bonds	19.1
Collateralized Mortgage Obligations	5.5
Supranational	4.2
Short-Term Investments	0.4

* Percentages indicated are based upon total investments as of July 31, 2007. The Fund's composition is subject to change.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 07/31/07	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1	10 Year Canadian Government Bonds	September, 2007	$104,115	$(895)
1	U.K. Treasury Gilt	September, 2007	214,342	3,399
1	2 Year U.S. Treasury Notes	September, 2007	204,938	(128)
	Short Futures Outstanding
(1)	Euro-Bobl	September, 2007	(146,474)	(1,576)
(2)	Euro-Bund	September, 2007	(308,518)	(2,818)
(1)	10 Year U.S. Treasury Notes	September, 2007	(107,422)	(1,659)
				$(3,677)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 07/31/07		NET UNREALIZED APPRECIATION (DEPRECIATION)
13,825	AUD	09/27/2007	$11,839		$11,761		$(78)
57,258	AUD for
36,596	EUR	09/27/2007	50,159	#	48,712	#	(1,447)
42,802	AUD for
4,277,759	JPY	09/27/2007	36,375	#	36,414	#	39
5,939	AUD for
34,402	SEK	09/27/2007	5,119	#	5,052	#	(67)
43,214	CAD	09/27/2007	40,874		40,555		(319)
56,974	CAD for
39,146	EUR	09/27/2007	53,653	#	53,468	#	(185)
8,202	CAD for
51,542	SEK	09/27/2007	7,670	#	7,698	#	28
203,309	DKK	09/27/2007	36,765		37,443		678
1,111,294	EUR	09/27/2007	1,522,830		1,523,144		314
34,655	EUR for
23,542	GBP	09/27/2007	47,777	#	47,498	#	(279)
42,456	EUR for
7,047,982	JPY	09/27/2007	59,931	#	58,190	#	(1,741)
66,809	EUR for
530,710	NOK	09/27/2007	91,117	#	91,569	#	452
40,535	EUR for
371,030	SEK	09/27/2007	55,211	#	55,557	#	346
83,647	GBP	09/27/2007	167,871		169,756		1,885
63,394	GBP for
93,833	EUR	09/27/2007	128,608	#	128,652	#	44
2,988	GBP for
730,010	JPY	09/27/2007	6,208	#	6,063	#	(145)
132,405,965	JPY	09/27/2007	1,085,139		1,125,889		40,750
9,711,601	JPY for

JPMorgan International Currency Income Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)

59,514	EUR	09/27/2007	81,570	#	82,581	#	1,011
1,942,153	JPY for
8,154	GBP	09/27/2007	16,549	#	16,515	#	(34)
56,834	MXN	09/27/2007	5,232		5,158		(74)
769,694	NOK	09/27/2007	130,419		132,149		1,730
558,412	NOK for
70,341	EUR	09/27/2007	96,410	#	95,874	#	(536)
61,459	NOK for
1,260,136	JPY	09/27/2007	10,715	#	10,552	#	(163)
111,728	NOK for
128,029	SEK	09/27/2007	19,051	#	19,182	#	131
280,743	PLN	09/27/2007	103,151		101,382		(1,769)
48,793	PLN for
12,865	EUR	09/27/2007	17,633	#	17,620	#	(13)
800,943	SEK	09/27/2007	116,034		119,183		3,149
331,659	SEK for
35,939	EUR	09/27/2007	49,258	#	49,352	#	94
76,119	SGD	09/27/2007	49,872		50,436		564
			$4,103,040		$4,147,405		$44,365

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/07	NET UNREALIZED APPRECIATION (DEPRECIATION)
50,069	AUD	09/27/2007	$42,809	$42,596	213
96,100	CAD	09/27/2007	89,793	90,187	(394)
1,076,608	EUR	09/27/2007	1,457,442	1,475,602	(18,160)
15,132	GBP	09/27/2007	30,465	30,709	(244)
96,353,544	JPY	09/27/2007	799,526	819,324	(19,798)
30,271	NOK	09/27/2007	5,050	5,197	(147)
550,496	PLN	09/27/2007	195,836	198,795	(2,959)
38,121	SGD	09/27/2007	25,268	25,259	9
1,552,056	ZAR	09/27/2007	214,716	215,282	(566)
			$2,860,905	$2,902,951	$(42,046)

# For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 07/31/07 of the currency being sold and the value at 07/31/07 is the U.S. Dollar market value of the currency being purchased.

ABBREVIATIONS:

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(l)	All or a portion of these securities are segregated for current or potential holdings with the custodian for forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
FRN	Floating Rate Note. The rate shown is the rate in effect as of July 31, 2007.
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone

JPMorgan International Currency Income Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)

PLN	Polish Zloty
SEK	Swedish Krona
ZAR	South African Rand

JPMorgan International Equity Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 98.9% (l)

Common Stocks — 98.9%

Argentina — 0.0% (g)
55	IMPSAT Fiber Networks, Inc. (a) (i)	-(h)

Australia — 1.7%
1,961	BHP Billiton Ltd.	62,453

Belgium — 1.6%
1,113	Dexia S.A. (c)	31,826
741	Fortis (c)	29,202
		61,028

Brazil — 2.7%
1,166	Cia Vale do Rio Doce ADR	57,146
712	Petroleo Brasileiro S.A. ADR	46,198
		103,344

Egypt — 0.2%
49	Orascom Construction Industries GDR	6,950

Finland — 1.6%
2,058	Nokia OYJ (c)	58,780

France — 13.6%
407	Accor S.A. (c)	34,673
1,574	AXA S.A. (c)	61,438
534	BNP Paribas (c)	58,739
421	Cie de Saint-Gobain (c)	46,447
358	Imerys S.A. (c)	35,127
260	Lafarge S.A. (c)	43,957
206	Pernod-Ricard S.A. (c)	43,256
590	Sanofi-Aventis (c)	49,411
1,753	Total S.A. (c)	138,036
		511,084

Germany — 6.0%
216	BASF AG (c)	27,944
877	Deutsche Post AG (c)	25,688
265	E.ON AG	41,493
189	Linde AG (c)	22,453
546	SAP AG (c)	29,479
515	Siemens AG	65,195
416	Symrise AG (a)	11,811
		224,063

Hong Kong — 1.4%
3,940	Esprit Holdings Ltd.	52,651

Ireland — 0.7%
1,177	Bank of Ireland	21,990
229	Bank of Ireland	4,293
		26,283

Italy — 5.1%
2,948	ENI S.p.A. (c)	103,167
5,172	Intesa Sanpaolo S.p.A.	39,121

JPMorgan International Equity Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

5,598	UniCredito Italiano S.p.A. (c)	47,486
189,774

Japan — 20.4%
899	Astellas Pharma, Inc.	36,942
3,684	Bank of Yokohama Ltd. (The)	25,618
770	Canon, Inc.	40,691
877	Daikin Industries Ltd.	34,271
3	East Japan Railway Co.	24,580
166	Hirose Electric Co., Ltd. (c)	20,490
1,024	Honda Motor Co., Ltd.	37,181
2,295	Mitsubishi Corp.	67,759
5	Mitsubishi UFJ Financial Group, Inc.	50,542
1,274	Mitsui Fudosan Co., Ltd.	33,264
4	Mizuho Financial Group, Inc.	28,313
549	Nidec Corp. (c)	36,348
2,767	Nissan Motor Co., Ltd.	29,907
604	Nitto Denko Corp. (c)	31,663
1,082	Nomura Holdings, Inc.	20,528
721	Seven & I Holdings Co., Ltd.	20,239
615	Shin-Etsu Chemical Co., Ltd.	45,441
234	SMC Corp.	30,920
955	Sony Corp. (c)	50,999
2,907	Sumitomo Corp.	56,296
5	Sumitomo Mitsui Financial Group, Inc.	43,587
		765,579

Mexico — 0.5%
522	Fomento Economico Mexicano S.A.B. de C.V. ADR	19,313

Netherlands — 4.2%
1,259	ING Groep N.V. CVA (c)	53,144
932	Koninklijke Philips Electronics N.V.	37,692
1,707	Reed Elsevier N.V. (c)	31,354
1,166	Wolters Kluwer N.V. (c)	34,169
9	World Online International N.V. (a) (i)	-(h)
		156,359

South Korea — 0.7%
78	Samsung Electronics Co., Ltd. GDR (e)	26,096
4	Samsung Electronics Co., Ltd. GDR (e)	1,387
		27,483

Spain — 2.2%
467	Altadis S.A. (c)	30,367
2,144	Banco Bilbao Vizcaya Argentaria S.A. (c)	52,480
		82,847

Sweden — 1.4%
14,511	Telefonaktiebolaget LM Ericsson, Class B	54,331

Switzerland — 11.8%
1,674	ABB Ltd.	40,246
533	Adecco S.A. (c)	37,040
478	Holcim Ltd.	50,610
173	Nestle S.A.	66,299
1,134	Novartis AG	61,160

JPMorgan International Equity Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

346	Roche Holding AG	61,213
1,485	UBS AG	82,216
148	Zurich Financial Services AG	43,082
		441,866

Taiwan — 0.5%
2,016	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	20,460

United Kingdom — 22.6%
4,740	Barclays plc	66,580
2,302	BG Group plc	37,441
2,278	Burberry Group plc	29,107
3,101	Centrica plc	22,475
2,888	GlaxoSmithKline plc	73,096
763	HSBC Holdings plc	14,129
6,179	HSBC Holdings plc	114,796
3,492	ICAP plc	33,607
6,407	Kingfisher plc	27,486
2,795	Man Group plc	31,784
1,161	Schroders plc	28,727
2,987	Smith & Nephew plc	35,548
2,032	Standard Chartered plc	66,445
9,303	Tesco plc	76,412
266	TI Automotive Ltd., Class A (a) (i)	-(h)
25,137	Vodafone Group plc	75,566
5,673	Wm Morrison Supermarkets plc	34,556
1,877	Wolseley plc	40,925
2,876	WPP Group plc	41,212
		849,892
	Total Long-Term Investments
	(Cost $2,513,424)	3,714,540

Principal Amount ($)

Investments of Cash Collateral for Securities on Loan — 17.1%

Certificates of Deposit — 7.1%
45,000	Barclays, New York, 5.34%, 09/28/07	45,000
51,646	Canadian Imperial Bank, New York, FRN, 5.37%, 02/14/08	51,646
35,000	Comerica, FRN, 5.30%, 08/24/07	35,000
19,525	Deutsche Bank, New York, FRN, 5.47%, 01/22/08	19,525
24,999	Dexia Bank, New York, FRN, 5.32%, 09/28/07	24,999
	Natexis Banques Populaires, New York, FRN,
39,000	5.34%, 08/07/07	39,000
3,000	5.37%, 01/28/08	3,000
12,499	5.39%, 01/09/08	12,499
36,025	Skandi, New York, FRN, 5.33%, 08/27/07	36,025
		266,694

Commercial Paper — 3.9%
44,406	Atlantis One Funding, 5.35%, 09/27/07	44,406
24,652	Kommunalkredit International Bank, 5.35%, 08/28/07	24,652
48,318	Foxboro Funding Ltd., 5.39%, 09/27/07	48,318
29,862	Tulip Funding Corp., 5.38%, 08/31/07	29,862
		147,238

Repurchase Agreements — 1.8%

JPMorgan International Equity Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

69,498	Bank of America Securities LLC, 5.39%, dated 07/31/07, due 08/01/07, repurchase price $69,508, collateralized by U.S. Government Agency Mortgages	69,498

Time Deposits — 4.3%
45,000	HSBC, Toronto, 5.35%, 08/23/07	45,000
25,000	Landesbank Hessen Thur Caymen, 5.38%, 08/01/07	25,000
41,000	Lehman Brothers Bankhaus AG, FRN, 5.34%, 12/11/07	41,000
50,000	Ulster Bank, Ireland, Ltd., FRN, 5.34%, 12/04/07	50,000
		161,000
	Total Investments of Cash Collateral for Securities on Loan
	(Cost $644,430)	644,430

Total Investments — 116.0%
(Cost $3,157,854)	4,358,970

Liabilities in Excess of Other Assets — (16.0)%	(602,835)

NET ASSETS — 100.0%	$3,756,135

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2007

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments (excluding Investments of Cash Collateral for Securities on Loan) as of July 31, 2007:

INDUSTRY	PERCENTAGE

Commercial Banks	17.9%
Oil, Gas & Consumable Fuels	8.8
Pharmaceuticals	7.6
Capital Markets	5.3
Trading Companies & Distributors	4.4
Food & Staples Retailing	3.5
Construction Materials	3.5
Chemicals	3.4
Metals & Mining	3.2
Communications Equipment	3.0
Media	2.9
Insurance	2.8
Household Durables	2.4
Diversified Financial Services	2.2
Building Products	2.2
Specialty Retail	2.2
Wireless Telecommunication Services	2.0
Automobiles	1.8
Food Products	1.8
Industrial Conglomerates	1.8
Beverages	1.7
Electronic Equipment & Instruments	1.5
Semiconductors & Semiconductor Equipment	1.3
Electric Utilities	1.1
Office Electronics	1.1
Electrical Equipment	1.1
Commercial Services & Supplies	1.0

JPMorgan International Equity Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

Other (less than 1.0%)	8.5

ABBREVIATIONS:

(a)	Non-income producing security.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(e)	Security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand.

(i)	Security has been deemed illiquid pursuant to procedures approved by the
Board of Trustees and may be difficult to sell.

(l)	All or a portion of these securities are segregated for current or potential holdings with the custodian for forward foreign currency contracts.

ADR	American Depositary Receipt
CVA	Dutch Certification
FRN	Floating Rate Note. The rate shown is the rate in effect as of July 31, 2007.
GDR	Global Depositary Receipt

As of July 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,237,055
Aggregate gross unrealized depreciation	(35,939)
Net unrealized appreciation/depreciation	$1,201,116

Federal income tax cost of investments	$3,157,854

JPMorgan International Growth Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

Value ($)

Total Investments -- 0%
(Cost $-)	-
Other Assests in Excess of Liabilities - 100.0%	284
NET ASSETS -- 100.0%	$ 284

JPMorgan International Opportunities Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 99.1% (l)

Common Stocks — 99.1%

Australia — 3.9%
124	BHP Billiton Ltd. (c)	3,937
692	Macquarie Infrastructure Group	1,910
101	Woolworths Ltd. (c)	2,329
		8,176

Austria — 1.6%
30	Intercell AG (a) (c)	1,034
36	OMV AG	2,242
		3,276

China — 0.6%
161	Parkson Retail Group Ltd.	1,200

Cyprus — 1.2%
187	Marfin Popular Bank Public Co., Ltd., Class B	2,442

France — 10.0%
163	Alcatel-Lucent	1,903
10	Cie Generale de Geophysique-Veritas (a)	2,456
14	Compagnie Generale des Etablissements Michelin, Class B	1,859
16	Renault S.A. (c)	2,304
41	Sanofi-Aventis (c)	3,468
23	Schneider Electric S.A. (c)	3,038
74	Total S.A.	5,799
		20,827

Germany — 14.6%
16	Allianz SE	3,459
39	Bayer AG	2,784
17	Continental AG	2,507
19	Deutsche Bank AG	2,636
21	E.ON AG	3,216
50	Lanxess AG	2,679
16	Merck KGaA	2,018
15	Muenchener Rueckversicherungs-Gesellschaft AG	2,649
24	Rheinmetall AG	2,094
57	SAP AG (c)	3,052
26	Siemens AG	3,339
		30,433

Greece — 0.5%
27	Folli - Follie S.A.	1,079

Hong Kong — 1.9%
1,300	China Unicom Ltd.	2,325
482	Li & Fung Ltd.	1,670
		3,995

Israel — 1.2%
333	Makhteshim-Agan Industries Ltd.	2,416

Italy — 2.3%
78	Banco Popolare Scarl (a) (c)	1,926

JPMorgan International Opportunities Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

381	Intesa Sanpaolo S.p.A.	2,884
4,810

Japan — 19.0%
104	Amada Co., Ltd.	1,214
238	Daiwa Securities Group, Inc.	2,525
31	Elpida Memory, Inc. (a)	1,382
-(h)	Japan Retail Fund Investment Corp. (c)	1,139
1	Japan Tobacco, Inc.	2,760
139	Kirin Brewery Co., Ltd.	1,975
240	Kubota Corp. (c)	1,993
-(h)	Mitsubishi UFJ Financial Group, Inc.	3,298
634	Nippon Sheet Glass Co., Ltd.	3,330
196	Nissan Motor Co., Ltd.	2,119
109	Shiseido Co., Ltd. (c)	2,324
-(h)	Sumitomo Mitsui Financial Group, Inc.	3,299
25	TDK Corp.	2,157
40	Terumo Corp. (c)	1,679
465	Tokyo Gas Co., Ltd.	2,020
-(h)	West Japan Railway Co.	1,815
15	Yamada Denki Co., Ltd. (c)	1,503
136	Yokogawa Electric Corp. (c)	1,849
118	Zeon Corp.	1,245
		39,626

Netherlands — 9.2%
49	ABN AMRO Holdings N.V.	2,410
23	Arcelor Mittal (c)	1,432
74	ASML Holding N.V. (a)	2,175
319	Hagemeyer N.V. (c)	1,670
93	ING Groep N.V. CVA (c)	3,923
222	Royal KPN N.V. (c)	3,441
62	TNT N.V. (c)	2,652
36	USG People N.V.	1,402
		19,105

Norway — 1.4%
155	Orkla ASA (c)	2,909

Singapore — 1.6%
674	CapitaMall Trust	1,654
712	Singapore Telecommunications Ltd.	1,618
		3,272

South Korea — 1.9%
36	Hana Financial Group, Inc.	1,952
84	LG.Philips LCD Co., Ltd. ADR (a)	1,941
		3,893

Spain — 1.3%
139	Banco Santander Central Hispano S.A.	2,645

Sweden — 1.9%
105	Skanska AB, Class B	2,234
234	TeliaSonera AB	1,768
		4,002

Switzerland — 1.1%

JPMorgan International Opportunities Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

37	Credit Suisse Group	2,394

Taiwan — 2.1%
16	Hon Hai Precision Industry Co., Ltd. GDR	262
76	Hon Hai Precision Industry Co., Ltd. GDR	1,241
294	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,983
		4,486

Thailand — 1.1%
227	PTT pcl	2,242

United Kingdom — 20.7%
245	Barclays plc	3,442
220	BG Group plc	3,586
288	First Choice Holidays plc	1,788
332	HSBC Holdings plc	6,151
67	Imperial Tobacco Group plc	2,926
76	InterContinental Hotels Group plc	1,739
238	International Power plc	1,979
282	Royal Bank of Scotland Group plc	3,356
83	Scottish & Southern Energy plc	2,417
65	Taylor Wimpey plc	431
400	Tesco plc	3,285
86	Vedanta Resources plc	3,065
2,150	Vodafone Group plc	6,462
121	Wolseley plc	2,630
		43,257
	Total Long-Term Investments
	(Cost $179,317)	206,485

Short-Term Investment — 0.4%

Investment Company — 0.4%
802	JPMorgan Prime Money Market Fund, Institutional Class (b)	802
(Cost $802)

Principal Amount ($)

Investments of Cash Collateral for Securities on Loan — 11.8%

Certificates of Deposit — 1.4%
1,000	Barclays, New York, 5.34%, 09/28/07	1,000
550	Deutsche Bank, New York, FRN, 5.47%, 01/22/08	550
1,500	Natexis Banques Populaires, New York, FRN, 5.34%, 08/07/07	1,500
		3,050

Commercial Paper — 0.5%
995	Tulip Funding Corp., 5.37%, 08/31/07	995

Repurchase Agreements — 9.9%
2,817	Banc of America Securities LLC, 5.39%, dated 07/31/07, due 08/01/07, repurchase price $2,817, collateralized by U.S. Government Agency Mortgages	2,817
3,800	Barclays Capital, Inc., 5.29%, dated 07/31/07, due 08/01/07, repurchase price $3,801, collateralized by U.S. Government Agency Mortgages	3,800
4,000	Bear Stearns Cos., Inc., 5.38%, dated 07/31/07, due 08/01/07, repurchase price $4,001, collateralized by U.S. Government Agency Mortgages	4,000
5,000	Credit Suisse First Boston LLC, 5.39%, dated 07/31/07, due 08/01/07, repurchase price $5,001, collateralized by U.S. Government Agency Mortgages	5,000
5,000	Lehman Brothers, Inc., 5.37%, dated 07/31/07, due 08/01/07, repurchase price $5,001, collateralized by U.S. Government Agency Mortgages	5,000
		20,617
	Total Investments of Cash Collateral for Securities on Loan
	(Cost $24,662)	24,662

Total Investments — 111.3%

JPMorgan International Opportunities Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

(Cost $204,781)	231,949

Liabilities in Excess of Other Assets — (11.3)%	(23,509)

NET ASSETS — 100.0%	$208,440

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2007
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments (excluding Investments of Cash Collateral for Securities on Loan).

INDUSTRY	PERCENTAGE
Commercial Banks	16.3%
Oil, Gas & Consumable Fuels	6.7
Chemicals	4.4
Wireless Telecommunication Services	4.2
Metals & Mining	4.1
Industrial Conglomerates	4.0
Capital Markets	3.7
Electronic Equipment & Instruments	3.6
Diversified Telecommunication Services	3.3
Semiconductors & Semiconductor Equipment	3.2
Pharmaceuticals	3.1
Insurance	2.9
Tobacco	2.7
Electric Utilities	2.7
Food & Staples Retailing	2.7
Automobiles	2.1
Auto Components	2.1
Trading Companies & Distributions	2.1
Diversified Financial Services	1.9
Hotels Restaurants & Leisure	1.7
Building Products	1.6
Machinery	1.5
Software	1.5
Electrical Equipment	1.5
Real Estate Investment Trusts	1.3
Air Freight & Logistics	1.3
Energy Equipment & Services	1.2
Personal Products	1.1
Construction & Engineering	1.1
Gas Utilities	1.0
Independent Power Producers & Energy Traders	1.0
Beverages	1.0
Other (less than 1.0%)	7.0
Short-Term Investment	0.4

Forward Foreign Currency Exchange Contracts
(Amounts in thousands, except number of contracts)

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/07		NET UNREALIZED APPRECIATION (DEPRECIATION)
3,869,110	AUD	08/07/07	$ 3,166	$ 3,297		$ 131
1,466,774	AUD for
1,888,472	SGD	11/07/07	1,255	1,246	#	(9)
17,068,013	CHF	08/07/07	14,087	14,208		121
11,380,774	EUR	08/07/07	15,330	15,573		243
4,883,970	GBP	08/07/07	9,730	9,919		189
11,915,427	HKD	08/07/07	1,527	1,523		(4)
1,021,456,819	JPY	08/07/07	8,487	8,629		142
17,459,456	SEK	08/07/07	2,598	2,592		(6)
480,547	SGD	08/07/07	318	317		(1)
			$ 56,498	$ 57,304		$ 806

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/07	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,186,247	CHF	08/07/07	$ 2,607	$ 2,652	$ (45)
22,091,693	EUR	08/07/07	29,980	30,230	(250)
4,752,884	GBP	08/07/07	9,581	9,653	(72)
1,228,735,976	JPY	08/07/07	10,172	10,380	(208)
7,460,234	NOK	08/07/07	1,248	1,280	(32)
10,962,224	SEK	08/07/07	1,590	1,627	(37)
			$ 55,178	$ 55,822	$ (644)

# For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 07/31/07 of the currency being sold, and the value at 07/31/07 is the U.S. Dollar market value of the currency being purchased.

As of July 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,981
Aggregate gross unrealized depreciation	(4,813)
Net unrealized appreciation/depreciation	$27,168

Federal income tax cost of investments	$204,781

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(h)	Amount rounds to less than one thousand.
(l)	All or a portion of these securities are segregated for current or potential holdings with the custodian for forward foreign currency contracts.
ADR	American Depositary Receipt
AUD	Australian Dollar
CHF	Swiss Franc
CVA	Dutch Certification
EUR	Euro
FRN	Floating Rate Note. The rate shown is the rate in effect as of July 31, 2007.
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

JPMorgan International Realty Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value($)

Long-Term Investments — 90.3% (l)

Common Stocks — 90.3%

Australia — 11.4%
63	Centro Properties Group	422
588	Commonwealth Property Office Fund, Unit	795
554	ING Office Fund	781
65	Stockland	424
116	Tishman Speyer Office Fund	227
37	Westfield Group	596
		3,245

Canada — 4.5%
65	Artis Real Estate Investment Trust	1,024
21	Huntingdon Real Estate Investment Trust, Unit	46
14	Lanesborough Real Estate Investment Trust	68
7	RioCan Real Estate Investment Trust	144
		1,282

Finland — 3.1%
35	Citycon Oyj	219
26	Sponda Oyj	360
34	Technopolis plc	297
		876

France — 1.6%
4	Accor S.A.	315
2	Affine S.A.	145
		460

Germany — 5.3%
8	Colonia Real Estate AG (a)	296
17	DIC Asset AG	527
9	GWB Immobilien AG (a)	141
10	IVG Immobilien AG	357
12	TAG Tegernsee Immobilien und Beteiligungs AG (a)	135
4	Vib Vermoegen AG	58
		1,514

Hong Kong — 8.3%
228	Hang Lung Properties Ltd.	839
57	Hysan Development Co., Ltd.	147
120	New World Development Ltd.	293
85	Sun Hung Kai Properties Ltd.	1,081
		2,360

Ireland — 0.6%
27	Greencore Group plc	185

Japan — 22.5%
45	Daibiru Corp.	626
-(h)	Global One Real Estate Investment Corp.	142
3	Goldcrest Co., Ltd.	158
-(h)	Japan Real Estate Investment Corp.	591
68	Mitsubishi Estate Co., Ltd.	1,730
46	Mitsui Fudosan Co., Ltd.	1,201

JPMorgan International Realty Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

11	Nomura Real Estate Holdings, Inc.	333
-(h)	Pacific Management Corp.	311
29	Sumitomo Realty & Development Co., Ltd.	862
26	Tokyu Land Corp.	244
-(h)	Top REIT, Inc.	219
2	Urban Corp.	25
		6,442

Netherlands — 4.4%
6	Corio N.V.	413
17	Eurocommercial Properties N.V. CVA	848
		1,261

Norway — 0.3%
6	NorGani Hotels ASA	75

Singapore — 7.6%
494	Ascott Group Ltd. (The)	589
130	Keppel Land Ltd.	705
565	Macquarie MEAG Prime REIT	462
325	Suntec Real Estate Investment Trust	403
		2,159

South Africa — 4.7%
615	Growthpoint Properties Ltd., Unit	1,348

Sweden — 1.5%
26	Fabege AB	271
4	Russian Real Estate Investment Co. AB (a)	166
		437

United Kingdom — 14.5%
85	Brixton plc	645
46	Enterprise Inns plc	630
26	Great Portland Estates plc	345
29	Greene King plc	591
9	InterContinental Hotels Group plc	204
31	Land Securities Group plc	1,040
13	Liberty International plc	275
39	Segro plc	420
		4,150
	Total Long-Term Investments
	(Cost $27,463)	25,794

Total Investments — 90.3%
(Cost $27,463)	25,794

Other Assets in Excess of Liabilities — 9.7%	2,760

NET ASSETS — 100.0%	$28,554

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2007
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments
(excluding Investments of Cash Collateral for Securities on Loan).
INDUSTRY	PERCENTAGE
Real Estate Management & Development	50.8%
Retail	21.8

JPMorgan International Realty Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

Office	11.2
Restaurants	4.7
Industrial	4.1
Diversified	3.5
Hotels, Resorts & Cruise Lines	2.0
Other (less than 1.0%)	1.9

Forward Foreign Currency Exchange Contracts
(Amounts in thousands, except number of contracts)
CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/07		NET UNREALIZED APPRECIATION (DEPRECIATION)
169,505	AUD for
72,528	GBP	09/18/07	$147	$144	#	$(3)
4,081,832	AUD	09/18/07	3,452	3,474		22
158,223	CAD for
18,199,942	JPY	09/18/07	154	148	#	(6)
566,733	CAD	09/18/07	532	532		0
76,975	CHF		62	64		2
1,679,211	EUR	09/18/07	2,264	2,301	#	37
678,881	GBP		1,363	1,378		15
21,431,635	HKD	09/18/07	2,749	2,743	#	(6)
16,928,389	JPY for					0
163,340	AUD	09/18/07	139	144		5
483,237,881	JPY	09/18/07	4,006	4,105	#	99
2,268,164	SEK	09/18/07	321	337		16
114,800	SGD	09/19/07	729	738		9
			$15,918	$16,108		$190

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/07		NET UNREALIZED APPRECIATION (DEPRECIATION)
1,811,355	AUD	09/18/07	$1,551	$1,542		$9
1,018,761	CAD	09/18/07	956	956		0
1,487,719	EUR	09/18/07	2,027	2,038		(11)
743,611	GBP	09/18/07	1,488	1,509		(21)
12,701,037	HKD	09/18/07	1,626	1,625		1
432,534,716	JPY	09/18/07	3,575	3,674		(99)
1,887,671	SEK	09/18/07	282	281		1
2,812,364	SGD	09/18/07	1,842	1,862		(20)
8,300,661	ZAR	09/18/07	1,130	1,153		(23)
			$14,477	$14,640		$(163)

# For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 07/31/07 of the currency being sold, and the value at 07/31/07 is the U.S. Dollar market value of the currency being purchased.

As of July 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	416
Aggregate gross unrealized depreciation	(2,085)
Net unrealized appreciation/depreciation	(1,669)

Federal income tax cost of investments	$27,463

ABBREVIATIONS:
(a) Non-income producing security.
(h) Amount rounds to less than one thousand.
(l) All or a portion of these securities are segregated for current or potential holdings with the custodian for forward foreign currency contracts.
CVA	Dutch Certification

JPMorgan International Value Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 96.1% (l)

Common Stocks — 96.1%

Australia — 0.9%
308	Woolworths Ltd. (c)	7,096

Austria — 1.3%
171	OMV AG	10,599

Brazil — 1.3%
503	Cia Energetica de Minas Gerais S.A. ADR	10,249

Canada — 0.6%
50	Domtar Canada Paper, Inc. (a)	470
458	Domtar Corp. (a)	4,307
		4,777

Cyprus — 1.0%
631	Marfin Popular Bank Public Co., Ltd., Class B	8,253

Finland — 0.7%
1,228	Ruukki Group Oyj	5,409

France — 9.5%
500	Alcatel-Lucent (c)	5,829
71	Cie de Saint-Gobain (c)	7,890
33	Cie Generale de Geophysique-Veritas (a) (c)	8,300
77	Compagnie Generale des Etablissements Michelin, Class B (c)	10,115
82	Renault S.A.	11,836
62	Schneider Electric S.A. (c)	8,216
300	Total S.A. (c)	23,590
		75,776

Germany — 14.8%
69	Allianz SE (c)	14,652
127	Bayer AG	8,985
71	Continental AG	10,281
207	DaimlerChrysler AG	18,733
127	E.ON AG	19,893
192	Lanxess AG	10,304
66	Merck KGaA	8,184
63	Muenchener Rueckversicherungs-Gesellschaft AG, Class R	10,824
107	Rheinmetall AG (c)	9,490
54	Siemens AG	6,852
		118,198

Greece — 2.4%
96	Folli - Follie S.A.	3,888
128	National Bank of Greece S.A.	7,497
408	Sidenor Steel Production & Manufacturing Co. S.A.	8,149
		19,534

Hong Kong — 0.8%
3,438	China Unicom Ltd.	6,149

Israel — 1.3%
1,398	Makhteshim-Agan Industries Ltd.	10,134

Italy — 4.8%

JPMorgan International Value Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

285	Banco Popolare Scarl (a)	7,028
546	ENI S.p.A.	19,094
1,616	Intesa Sanpaolo S.p.A.	12,223
		38,345

Japan — 17.4%
432	Amada Co., Ltd.	5,043
243	Daikin Industries Ltd. (c)	9,486
1,110	Daiwa Securities Group, Inc.	11,776
3	Japan Tobacco, Inc.	14,835
638	Kirin Brewery Co., Ltd.	9,065
456	Mitsubishi Corp.	13,475
1	Mitsubishi UFJ Financial Group, Inc.	15,506
2,437	Nippon Sheet Glass Co., Ltd. (c)	12,801
1	Sumitomo Mitsui Financial Group, Inc. (c)	8,820
96	TDK Corp.	8,149
1,501	Tokyo Gas Co., Ltd.	6,520
2,523	Ube Industries Ltd. (c)	7,581
2	West Japan Railway Co.	10,839
406	Yokogawa Electric Corp. (c)	5,509
		139,405

Netherlands — 12.2%
342	ABN AMRO Holdings N.V.	16,879
217	ASML Holding N.V. (a)	6,403
458	ING Groep N.V. CVA (c)	19,330
153	Arcelor Mittal	9,354
594	Royal Dutch Shell plc, Class A	23,133
899	Royal KPN N.V. (c)	13,912
207	TNT N.V. (c)	8,875
		97,886

Norway — 1.4%
607	Orkla ASA (c)	11,414

Singapore — 1.0%
3,578	Singapore Telecommunications Ltd.	8,132

South Korea — 0.8%
116	Hana Financial Group, Inc.	6,252

Spain — 2.1%
895	Banco Santander Central Hispano S.A.	17,046

Sweden — 1.6%
323	Skanska AB, Class B	6,904
829	TeliaSonera AB	6,267
		13,171

Switzerland — 1.5%
185	Credit Suisse Group	12,047

Taiwan — 1.2%
905	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	9,183

Thailand — 1.1%
912	PTT pcl	9,014

United Kingdom — 16.4%
1,283	Barclays plc	18,022
275	British American Tobacco plc	8,877

JPMorgan International Value Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

926	First Choice Holidays plc	5,751
1,458	HSBC Holdings plc	27,008
179	Imperial Tobacco Group plc	7,859
1,261	Royal Bank of Scotland Group plc	15,008
302	Scottish & Southern Energy plc	8,834
171	TI Automotive Ltd., Class A (a) (i)	-	(h)
319	Vedanta Resources plc	11,412
9,491	Vodafone Group plc	28,532
		131,303
	Total Long-Term Investments
	(Cost $708,112)	769,372

Short-Term Investments — 4.1%

Investment Company — 4.1%
33,129	JPMorgan Prime Money Market Fund, Institutional Class (b)
	(Cost $33,129)	33,129

Investments of Cash Collateral for Securities on Loan — 14.9%

Certificates of Deposit — 1.4%
5,000	Barclays, New York,
	5.34%, 09/28/07	5,000
500	Canadian Imperial Bank, New York,
	FRN, 5.37%, 02/14/08	500
400	Deutsche Bank, New York,
	FRN, 5.47%, 01/22/08	400
3,000	Natexis Banques Populaires, New York,
	FRN, 5.34%, 08/07/07	3,000
2,000	Natexis Banques Populaires, New York,
	FRN, 5.39%, 01/09/08	2,000
		10,900

Commercial Paper — 1.0%
2,991	Tango Finance Corp.,
	5.32%, 08/17/07	2,991
4,977	Tulip Funding Corp.,
	5.37%, 08/31/07	4,977
		7,968

Repurchase Agreements — 12.5%
11,704	Banc of America Securities LLC, 5.39%, dated 07/31/07, due 08/01/07, repurchase price $11,706, collateralized by U.S. Government Agency Mortgages	11,704
15,000	Barclays Capital, New York, 5.29%, dated 07/31/07, due 08/01/07, repurchase price $15,002, collateralized by U.S. Government Agency Mortgages	15,000
21,500	Bear Stearns Cos., Inc., 5.38%, dated 07/31/07, due 08/01/07, repurchase price $21,503, collateralized by U.S. Government Agency Mortgages	21,500
26,000	Credit Suisse First Boston LLC, 5.39%, dated 07/31/07, due 08/01/07, repurchase price $26,004, collateralized by U.S. Government Agency Mortgages	26,000
26,000	Lehman Brothers, Inc., 5.37%, dated 07/31/07, due 08/01/07, repurchase price $26,004, collateralized by U.S. Government Agency Mortgages	26,000
		100,204
	Total Investments of Cash Collateral for Securities on Loan
	(Cost $119,072)	119,072

Total Investments — 115.1%
(Cost $860,313)	921,573

Liabilities in Excess of Other Assets — (15.1)%	(120,847)

NET ASSETS — 100.0%	$ 800,726

Percentages indicated are based on net assets.

JPMorgan International Value Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

Summary of Investments by Industry, July 31, 2007
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments
(excluding Investments of Cash Collateral for Securities on Loan).
INDUSTRY	PERCENTAGE
Commercial Banks	19.9%
Oil, Gas & Consumable Fuels	10.7
Electric Utilities	4.9
Chemicals	4.6
Wireless Telecommunication Services	4.3
Industrial Conglomerates	4.1
Tobacco	3.9
Automobiles	3.8
Building Products	3.8
Metals & Mining	3.6
Diversified Telecommunication Services	3.5
Insurance	3.2
Capital Markets	3.0
Auto Components	2.5
Diversified Financial Services	2.4
Semiconductors & Semiconductor Equipment	2.0
Electronic Equipment & Instruments	1.7
Trading Companies & Distributors	1.7
Road & Rail	1.4
Beverages	1.1
Air Freight & Logistics	1.1
Energy Equipment & Services	1.0
Electrical Equipment	1.0
Pharmaceuticals	1.0
Other (less than 1.0%)	5.7
Short-Term Investments	4.1

Forward Foreign Currency Exchange Contracts (Amounts in thousands, except number of contracts)
CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 07/31/07		NET UNREALIZED APPRECIATION (DEPRECIATION)
47,361,614	AUD	08/22/07	$ 39,335		$ 40,339		$ 1,004
49,071,504	CHF	08/22/07	40,204		40,898		694
14,114,276	DKK	08/22/07	2,555		2,597		42
50,998,003	EUR	08/22/07	68,877		69,824		947
3,170,958	EUR for
6,572,763	SGD	08/22/07	4,344	#	4,342	#	(2)
34,582,092	GBP	08/22/07	68,823		70,219		1,396
111,947,968	HKD	08/22/07	14,340		14,314		(26)
6,350,555,778	JPY	08/22/07	52,530		53,760		1,230
25,902,552	NOK	08/22/07	4,304		4,445		141
91,475	SEK	08/22/07	13,425		13,591		166
14,094,309	SGD	08/22/07	9,291		9,315		24
			$ 318,028		$ 323,644		$ 5,616

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 07/31/07		NET UNREALIZED APPRECIATION (DEPRECIATION)
4,007,400	CAD	08/22/07	$ 3,700		$ 3,758		$ (58)
4,354,779	CHF	08/22/07	4,355		4,470		(115)
128,581,060	EUR	08/22/07	173,646		176,047		(2,401)
26,879	GBP	08/22/07	53,620		54,578		(958)
9,540,000	ILS	08/22/07	2,396		2,207		189
1,035,246,117	JPY	08/22/07	36,254		37,326		(1,072)
41,183,702	NOK	08/22/07	6,819		7,067		(248)
45,237,858	SEK	08/22/07	6,567		6,721		(154)
6,127	SGD	08/22/07	4,053		4,049		4
			$ 291,410		$ 296,223		$ (4,813)

# For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 07/31/07 of the currency being sold, and the value at 07/31/07 is the U.S. Dollar market value of the currency being purchased.

As of July 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$72,817
Aggregate gross unrealized depreciation	(11,557)
Net unrealized appreciation/depreciation	$61,260

Federal income tax cost of investments	$860,313

ABBREVIATIONS:

(a) Non-income producing security.
(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan
Investment Management Inc.
(c) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

ADR	American Depositary Receipt
AUD	Australian Dollar
CVA	Dutch Certification
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
FRN	Floating Rate Note. The rate shown is the rate in effect as of July 31, 2007.
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SGD	Singapore Dollar
SEK	Swedish Krona

JPMorgan Intrepid European Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 96.6% (l)

Common Stocks — 95.8%

Austria — 0.5%
61	Voestalpine AG (c)	5,102

Belgium — 1.7%
33	Bekaert S.A. (c)	4,775
39	KBC Groupe N.V.	5,103
31	Umicore (c)	7,075
		16,953

Denmark — 1.6%
73	FLSmidth & Co. A/S, Class B	6,397
97	Novo Nordisk A/S, Class B	10,177
		16,574

Finland — 3.3%
189	Elisa OYJ, Class A	5,346
183	Konecranes OYJ	7,401
125	Metso OYJ (c)	7,920
86	Neste Oil OYJ (c)	3,073
357	Nokia OYJ	10,204
		33,944

France — 11.4%
27	Aeroports de Paris (c)	2,986
39	Alstom (c)	7,089
129	BNP Paribas	14,182
46	Cap Gemini S.A. (c)	2,994
13	Ciments Francais S.A.	2,844
60	Compagnie Generale des Etablissements Michelin, Class B	7,926
41	Eurosic	2,941
45	Lafarge S.A.	7,699
46	Nexans S.A. (c)	8,104
57	Nexity	4,235
60	Peugeot S.A.	5,020
34	Renault S.A.	4,946
175	Rhodia S.A. (a)	7,905
38	Societe Generale (c)	6,535
334	Total S.A.	26,325
69	Vinci S.A. (c)	4,944
		116,675

Germany — 19.3%
22	Allianz SE	4,756
94	BASF AG	12,119
134	Bayer AG (c)	9,460
170	Commerzbank AG (c)	7,328
64	Continental AG (c)	9,205
159	DaimlerChrysler AG (c)	14,410
80	Deutsche Bank AG	10,910
66	Deutsche Boerse AG	7,769
97	E.ON AG	15,277
171	GEA Group AG (a)	5,551

JPMorgan Intrepid European Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

86	MAN AG	12,417
162	MTU Aero Engines Holding AG (c)	10,933
49	Muenchener Rueckversicherungs-Gesellschaft AG	8,472
88	Norddeutsche Affinerie AG (c)	3,802
203	SAP AG	10,981
77	SGL Carbon AG (a)	3,935
39	Siemens AG	4,892
78	Software AG	7,801
48	Stada Arzneimittel AG (c)	3,086
133	ThyssenKrupp AG (c)	7,344
61	Volkswagen AG (c)	11,011
49	Vossloh AG	5,887
21	Wacker Chemie AG (c)	5,036
137	Wacker Construction Equipment AG (a)	4,841
		197,223

Greece — 2.5%
170	Hellenic Telecommunications Organization S.A.	5,088
199	National Bank of Greece S.A.	11,609
254	Piraeus Bank S.A.	9,003
		25,700

Hungary — 0.9%
57	MOL Hungarian Oil and Gas Nyrt.	8,790

Ireland — 1.2%
205	CRH plc	9,084
152	Smurfit Kappa Group plc (a)	3,565
		12,649

Italy — 4.2%
1,465	AEM S.p.A. (c)	4,842
97	Biesse S.p.A. (c)	2,879
351	Cementir S.p.A.	4,735
481	Enel S.p.A. (c)	4,965
415	ENI S.p.A.	14,516
196	Prysmian S.p.A. (a)	5,353
142	Saipem S.p.A.	5,087
		42,377

Netherlands — 11.3%
86	ABN AMRO Holdings N.V.	4,266
91	Akzo Nobel N.V.	7,461
202	Boskalis Westminster CVA	7,849
107	Fugro N.V. CVA (c)	7,136
99	Heineken N.V.	6,245
192	Koninklijke BAM Groep N.V.	5,558
242	Mittal Steel Co. N.V. (c)	14,849
44	OPG Groep N.V. CVA	1,404
492	Royal Dutch Shell plc, Class B	19,460
116	Smit Internationale N.V.	9,473
119	TomTom N.V. (a) (c)	7,655
336	Unilever N.V. CVA	10,150
169	Vedior N.V. CVA	4,374
391	Wavin N.V. (c)	9,567

JPMorgan Intrepid European Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

115,447

Norway — 2.8%
353	Ementor ASA (a)	3,009
4,328	Marine Harvest (a) (c)	5,370
590	Orkla ASA	11,095
118	Petroleum Geo-Services ASA (a) (c)	2,810
78	Renewable Energy Corp. A.S. (a) (c)	3,073
164	Telenor ASA (a)	2,996
		28,353

Portugal — 0.5%
231	Banco Espirito Santo S.A. (c)	5,422

South Africa — 0.0% (g)
15	Mondi Ltd. (a)	127

Spain — 5.1%
1,090	Banco Santander Central Hispano S.A. (c)	20,763
144	Bolsas y Mercados Espanoles (c)	7,997
243	Grifols S.A.	5,066
762	Telefonica S.A.	17,834
		51,660

Sweeden — 1.2%
104	OMX AB (c)	3,196
310	Sandvik AB	6,232
73	Ssab Svenskt Stal AB, Class B (c)	2,499
		11,927

Switzerland — 8.8%
634	ABB Ltd.	15,250
43	Adecco S.A.	2,966
7	Banque Cantonale Vaudoise	3,865
86	Credit Suisse Group	5,589
12	Georg Fischer AG (a)	10,008
12	Helvetia Holding AG	4,504
26	Panalpina Welttransport Holding AG	5,100
43	Roche Holding AG	7,703
25	Swatch Group AG	7,495
33	Swiss Reinsurance, Class R (c)	2,854
215	Xstrata plc	13,694
36	Zurich Financial Services AG	10,633
		89,661

Turkey — 0.9%
353	TAV Havalimanlari Holding AS (a)	3,425
843	Turkiye Halk Bankasi AS (a)	5,908
		9,333

United Kingdom — 18.6%
770	Amlin plc	4,259
136	Anglo American plc	7,883
296	AstraZeneca plc	15,294
1,323	Babcock International Group	13,785
403	Barclays plc	5,661
144	BHP Billiton plc	4,232
2,326	BP plc	26,946

JPMorgan Intrepid European Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

523	British Energy Group plc	5,245
1,027	Centrica plc	7,444
448	Charlemagne Capital Ltd.	580
560	Charter plc (a)	13,007
261	De La Rue plc	3,926
957	GKN plc	7,431
206	GlaxoSmithKline plc	5,218
362	Imperial Chemical Industries plc	4,568
454	International Power plc	3,771
383	Laird Group plc	4,151
37	Mondi plc (a)	327
311	National Express Group plc	7,162
614	Prudential plc	8,446
2,105	Royal & Sun Alliance Insurance Group plc	5,642
92	Severfield-Rowen plc	4,259
277	SIG plc	7,279
5	TI Automotive Ltd., Class A (a) (i)	-	(h	)
7,435	Vodafone Group plc	22,352
	Total Common Stocks	188,868
	(Cost $877,609)	976,785

Preferred Stock — 0.8%
Germany — 0.8%
4	Porsche AG
	(Cost $6,967)	8,028
Number of Rights
Right — 0.0% (g)
Korea — 0.0% (g)
73	Ssab Svenskt Stal AB, expiring 08/23/07 (a)
	(Cost $-(h))	216
	Total Long-Term Investments
	(Cost $884,576)	985,029
Principal Amount ($)
Investments of Cash Collateral for Securities on Loan — 13.0%
Certificates of Deposit — 1.3%
5,000	Barclays, New York,
	5.34%, 09/28/07	5,000
700	Deutsche Bank, New York,
	FRN, 5.47%, 01/22/08	700
7,400	Natexis Banques Populaires, New York,
	FRN, 5.34%, 08/07/07	7,400
		13,100
Commercial Paper — 1.0%
4,984	Tango Finance Corp.,
	5.32%, 08/17/07	4,984
4,977	Tulip Funding Corp.,
	5.38%, 08/31/07	4,977
		9,961
Repurchase Agreements — 9.5%
15,164	Banc of America Securities LLC, 5.39%, dated 07/31/07, due 08/01/07, repurchase price $15,166, collateralized by U.S. Government Agency Mortgages	15,164
27,500	Bear Stearns Cos., Inc., 5.38%, dated 07/31/07, due 08/01/07, repurchase price $27,504, collateralized by U.S. Government Agency Mortgages	27,500

JPMorgan Intrepid European Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

	27,500	Credit Suisse First Boston LLC, 5.39%, dated 07/31/07, due 08/01/07, repurchase price $27,504, collateralized by U.S. Government Agency Mortgages	27,500
	27,500	Lehman Brothers, Inc., 5.37%, dated 07/31/07, due 08/01/07, repurchase price $27,504, collateralized by U.S. Government Agency Mortgages	27,500
			97,664
Time Deposits — 1.2%
	7,000	Dexia Credit Local Du France,
		FRN, 5.34%, 12/12/07	7,000
	5,000	HSBC, Toronto,
		5.35%, 08/23/07	5,000
			12,000
		Total Investments of Cash Collateral for Securities on Loan
		(Cost $132,725)	132,725
Total Investments — 109.6%
(Cost $1,017,301)			1,117,754

Liabilities in Excess of Other Assets — (9.6)%	(97,684)
NET ASSETS — 100.0%	$1,020,070

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2007
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments (excluding Investments of Cash Collateral for Securities on Loan)

INDUSTRY	PERCENTAGE

Commercial Banks	10.1%
Oil, Gas & Consumable Fuels	10.1
Machinery	7.7
Metals & Mining	6.1
Chemicals	5.4
Insurance	5.0
Electrical Equipment	4.8
Automobiles	4.4
Pharmaceuticals	4.2
Construction & Engineering	3.9
Diversified Telecommunication Services	3.2
Electric Utilities	2.6
Commercial Services & Supplies	2.5
Auto Components	2.5
Construction Materials	2.5
Wireless Telecommunication Services	2.3
Diversified Financial Services	1.9
Software	1.9
Capital Markets	1.7
Industrial Conglomerates	1.6
Transportation Infrastructure	1.6
Food Products	1.6
Energy Equipment & Services	1.5
Multi-Utilities	1.3
Household Durables	1.2
Aerospace & Defense	1.1

JPMorgan Intrepid European Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

Communications Equipment	1.0
Other (less than 1%)	6.3

Futures Contracts
(Amounts in thousands, except for number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 07/31/07	UNREALIZED (DEPRECIATION)
	Long Futures Outstanding
206	Dow Jones EURO STOXX 50	September, 2007	$12,198	$(318)
35	FTSE 100 Index	September, 2007	4,517	(109)
				$(427)

As of July 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$117,133
Aggregate gross unrealized depreciation	(16,680)
Net unrealized appreciation	$100,453

Federal income tax cost of investments	$1,017,301

ABBREVIATIONS:

(a)	Non-income producing security.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	All or a portion of these securities are segregated for current or potential holdings with the custodian for forward foreign currency contracts.

CVA Dutch Certification
FRN Floating Rate Note. The rate shown is the rate in effect as of July 31, 2007.

JPMorgan Intrepid International Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 99.1% (l)

Common Stocks — -- 98.3%

Australia — 3.0%
1,144	AXA Asia Pacific Holdings Ltd.	7,086
170	Babcock & Brown Ltd.	4,031
899	BHP Billiton Ltd.	28,637
886	Coca-Cola Amatil Ltd.	6,847
194	Commonwealth Bank of Australia	8,897
372	Zinifex Ltd.	6,154
		61,652

Austria — 0.7%
75	OMV AG	4,670
107	Voestalpine AG	8,941
		13,611

Belgium — 0.7%
84	InBev N.V.	6,797
33	Umicore	7,412
		14,209

Brazil — 1.0%
205	Cia Vale do Rio Doce ADR	10,069
180	Petroleo Brasileiro S.A. ADR	10,052
		20,121

China — 0.4%
1,736	China Life Insurance Co. Ltd., Class H	7,488

Denmark — 2.3%
71	Carlsberg A/S, Class B	9,054
105	Danske Bank A/S	4,413
129	D/S Norden	10,756
231	D/S Torm A/S	9,214
81	Novo Nordisk A/S, Class B	8,547
88	Sydbank A/S	4,450
		46,434

Egypt — 0.2%
37	Orascom Construction Industries GDR	5,241

Finland — 2.2%
243	Elisa OYJ	6,874
147	Metso OYJ	9,310
709	Nokia OYJ	20,267
134	Wartsila OYJ, Class B	9,347
		45,798

France — 8.6%
237	AXA S.A.	9,230
177	BNP Paribas	19,504
199	Business Objects S.A. (a)	8,944
115	Cap Gemini S.A.	7,567
85	Cie de Saint-Gobain	9,328
56	CNP Assurances	7,300

JPMorgan Intrepid International Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

63	Compagnie Generale des Etablissements Michelin, Class B	8,374
87	Electricite de France	8,835
52	Lafarge S.A.	8,731
59	Nexans S.A.	10,284
67	Renault S.A.	9,663
96	Sanofi-Aventis	8,050
63	Schneider Electric S.A.	8,469
49	Societe Generale	8,458
162	Suez S.A.	8,532
323	Total S.A.	25,468
197	Vivendi	8,381
		175,118

Germany — 8.3%
66	Allianz SE	14,118
68	BASF AG	8,762
122	Bayer AG	8,651
167	Commerzbank AG	7,192
158	DaimlerChrysler AG	14,331
45	Deutsche Bank AG	6,160
88	E.ON AG	13,815
184	Henkel KGaA	8,985
73	Linde AG	8,615
61	MAN AG	8,836
65	Merck KGaA	8,113
49	Muenchener Rueckversicherungs-Gesellschaft AG	8,465
45	Salzgitter AG	9,201
129	SAP AG	6,989
159	Siemens AG	20,134
142	ThyssenKrupp AG	7,875
53	Volkswagen AG	9,570
		169,812

Greece — 1.1%
110	National Bank of Greece S.A.	6,415
222	Piraeus Bank S.A.	7,873
379	Sidenor Steel Production & Manufacturing Co. S.A.	7,581
		21,869

Hong Kong — 3.3%
684	China Mobile Ltd.	7,854
3,394	China Resources Power Holdings Co.	8,663
1,750	Citic Pacific Ltd.	8,994
2,361	Hang Lung Properties Ltd.	8,685
1,141	Henderson Land Development Co., Ltd.	8,219
1,424	Kingboard Chemicals Holdings Ltd.	7,835
734	Swire Pacific Ltd., Class A	8,302
2,031	Wharf Holdings Ltd.	8,385
		66,937

India — 0.8%
120	ICICI Bank Ltd. ADR	5,309
107	Reliance Industries Ltd. GDR (e)	10,077
2	Reliance Industries Ltd. GDR (e)	162

JPMorgan Intrepid International Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

15,548

Ireland — 0.3%
250	Allied Irish Banks plc	6,498

Israel — 0.4%
180	Teva Pharmaceutical Industries Ltd. ADR	7,572

Italy — 3.1%
436	Banca Popolare di Milano Scarl	6,248
772	Enel S.p.A.	7,974
303	ENI S.p.A.	10,608
217	Fiat S.p.A.	6,387
247	Fondiaria-Sai S.p.A.	8,627
1,946	Intesa Sanpaolo S.p.A.	14,717
1,082	UniCredito Italiano S.p.A.	9,176
		63,737

Japan — 20.8%
164	Aisin Seiki Co., Ltd.	6,433
186	Astellas Pharma, Inc.	7,629
464	Brother Industries Ltd.	6,678
474	Chugoku Bank Ltd. (The)	6,355
156	Daito Trust Construction Co., Ltd.	7,745
342	Futaba Industrial Co., Ltd.	8,532
163	Hitachi Construction Machinery Co., Ltd.	6,449
223	Honda Motor Co., Ltd.	8,111
768	Itochi Corp.	9,634
2	Japan Tobacco, Inc.	8,584
139	JFE Holdings, Inc.	9,533
1,047	Joyo Bank Ltd. (The)	6,085
741	Kawasaki Kisen Kaisha Ltd.	10,143
1	KDDI Corp.	3,828
319	Komatsu Ltd.	10,055
178	Kurita Water Industries Ltd.	5,634
77	Kyocera Corp.	7,455
163	Makita Corp.	7,523
340	Matsushita Electric Industrial Co., Ltd.	6,216
720	Mitsubishi Chemical Holdings Corp.	6,545
334	Mitsubishi Corp.	9,875
1,448	Mitsubishi Materials Corp.	9,262
145	Mitsubishi UFJ Lease & Finance Co., Ltd.	6,451
438	Mitsui & Co., Ltd.	10,293
638	Mitsui OSK Lines Ltd.	9,960
193	Mitsumi Electric Co., Ltd.	7,511
1	Mizuho Financial Group, Inc.	8,769
330	Nikon Corp.	10,451
24	Nintendo Co., Ltd.	11,716
1,033	Nippon Mining Holdings, Inc.	10,385
934	Nippon Oil Corp.	8,316
1,205	Nippon Steel Corp.	9,064
336	Nipro Corp.	7,062
758	Nissan Motor Co., Ltd.	8,192
283	Nissin Kogyo Co., Ltd.	8,318

JPMorgan Intrepid International Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

472	Nomura Holdings, Inc.	8,959
774	NSK Ltd.	7,415
863	NTN Corp.	7,120
198	OLYMPUS Corp.	8,116
104	Shin-Etsu Chemical Co., Ltd.	7,679
148	Sony Corp.	7,880
170	Sumco Corp.	8,738
462	Sumitomo Corp.	8,940
351	Sumitomo Metal Mining Co., Ltd.	8,515
1	Sumitomo Mitsui Financial Group, Inc.	8,540
1,483	Taiheiyo Cement Corp.	6,309
332	Taiyo Yuden Co., Ltd.	7,164
74	TDK Corp.	6,334
404	Toyota Motor Corp.	24,548
266	YAMAHA Corp.	5,794
1,067	Yokohama Rubber Co., Ltd. (The)	7,628
		424,471

Luxembourg — 0.4%
378	SES FDR	8,010

Mexico — 0.4%
125	America Movil S.A.B. de C.V., Series L ADR	7,484

Netherlands — 4.5%
135	Arcelor Mittal	8,278
247	ASML Holding N.V. (a)	7,280
282	ING Groep N.V. CVA	11,901
231	Koninklijke Philips Electronics N.V.	9,333
95	Nutreco Holding N.V.	7,074
1,239	Royal Dutch Shell plc, Class B	48,981
		92,847

New Zealand — 0.2%
2,467	Air New Zealand Ltd.	4,989

Norway — 1.6%
258	Hafslund ASA, Class B	6,849
236	Norsk Hydro ASA	9,078
525	Orkla ASA	9,874
381	Telenor ASA (a)	6,968
		32,769

Portugal — 0.4%
1,443	Energias de Portugal S.A.	8,175

Russia — 0.4%
34	MMC Norilsk Nickel ADR	8,162

Singapore — 0.9%
1,645	CapitaLand Ltd.	7,968
2,671	Neptune Orient Lines Ltd.	9,703
		17,671

South Korea — 0.4%
657	Orient Overseas International Ltd. (a)	7,821

Spain — 3.5%
494	Banco Bilbao Vizcaya Argentaria S.A.	12,098
833	Banco Santander Central Hispano S.A.	15,862

JPMorgan Intrepid International Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

111	Gas Natural SDG S.A.	6,352
118	Iberdrola S.A.	6,581
1,622	Mapfre S.A.	7,509
227	Repsol YPF S.A.	8,557
645	Telefonica S.A.	15,091
		72,050

Sweden — 2.4%
144	Alfa Laval AB	9,036
476	Nordea Bank AB	7,670
377	Sandvik AB	7,581
198	Swedbank AB, Class A	7,172
2,110	Telefonaktiebolaget LM Ericsson, Class B	7,901
886	TeliaSonera AB	6,697
217	Volvo AB, Class B	3,985
		50,042

Switzerland — 7.7%
417	ABB Ltd.	10,019
134	Actelion Ltd. (a)	7,147
216	Credit Suisse Group	14,072
41	Geberit AG	6,607
83	Holcim Ltd.	8,762
120	Julius Baer Holding AG	8,376
53	Nestle S.A.	20,530
337	Novartis AG	18,161
119	Roche Holding AG	21,147
16	St Galler Kantonalbank (a)	7,288
23	Swatch Group AG	6,954
33	Swiss Life Holding	8,010
69	Swiss Reinsurance	5,944
110	UBS AG	6,114
30	Zurich Financial Services AG	8,686
		157,817

Taiwan — 0.8%
446	HON HAI Precision Industry Co., Ltd. GDR	7,397
65	HON HAI Precision Industry Co., Ltd. GDR	1,057
796	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	8,075
		16,529

United Kingdom — 17.5%
305	3i Group plc	6,604
1,264	Amlin plc	6,989
168	Anglo American plc	9,758
238	AstraZeneca plc	12,299
317	Autonomy Corp. plc (a)	5,280
740	Barclays plc	10,389
293	Barratt Developments plc	5,479
187	Bellway plc	4,665
487	BG Group plc	7,916
1,806	BP plc	20,922
243	British Land Co. plc	6,050
1,407	BT Group plc	8,916

JPMorgan Intrepid International Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

861	Centrica plc	6,241
1,361	Game Group plc	5,362
545	GlaxoSmithKline plc	13,789
353	HBOS plc	6,877
2,027	HSBC Holdings plc	37,563
996	International Power plc	8,279
593	Investec plc	7,340
2,685	Legal & General Group plc	7,568
688	Man Group plc	7,826
938	Marston's plc	7,394
489	Mitchells & Butlers plc	7,646
-(h)	Mondi plc (a)	-(h)
317	Punch Taverns plc	7,346
138	Rio Tinto plc	9,940
1,778	Royal Bank of Scotland Group plc	21,171
315	SABMiller plc	8,086
292	Schroders plc	7,235
285	Standard Chartered plc	9,314
1,145	Tesco plc	9,406
260	Unilever plc	8,101
255	Vedanta Resources plc	9,104
7,632	Vodafone Group plc	22,943
1,208	Wm Morrison Supermarkets plc	7,358
486	WPP Group plc	6,970
134	Xstrata plc	8,561
		356,687
	Total Common Stocks
	(Cost $1,743,840)	2,007,169

Preferred Stocks — 0.8%

Germany — 0.8%
93	Fresenius SE	7,359
5	Porsche AG	8,960
	Total Preferred Stocks
	(Cost $12,908)	16,319

Total Investments — 99.1%
(Cost $1,756,748)	2,023,488

Other Assets in Excess Liabilities — 0.9%	18,408

NET ASSETS — 100.0%	$2,041,896

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2007
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Commercial Banks	13.6%
Oil, Gas & Consumable Fuels	9.1
Metals & Mining	8.3

JPMorgan Intrepid International Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

Insurance	5.3
Pharmaceuticals	5.2
Machinery	4.6
Automobiles	4.4
Capital Markets	3.6
Electric Utilities	2.6
Household Durables	2.4
Marine	2.4
Chemicals	2.4
Diversified Telecommunication Services	2.2
Wireless Telecommunication Services	2.1
Real Estate Management & Development	2.0
Auto Components	1.9
Industrial Conglomerates	1.9
Trading Companies & Distributors	1.9
Beverages	1.9
Electronic Equipment & Instruments	1.8
Food Products	1.8
Software	1.6
Electrical Equipment	1.4
Communications Equipment	1.4
Semiconductors & Semiconductor Equipment	1.2
Construction Materials	1.2
Media	1.2
Diversified Financial Services	1.1
Other (Less than 1.0%)	9.5

As of July 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$285,444
Aggregate gross unrealized depreciation	(18,704)
Net unrealized appreciation/depreciation	$266,740

Federal income tax cost of investments	$1,756,748

ABBREVIATIONS:

(a)	Non-income producing security.

(e)	Security is a 144A or private placement security and can only be sold to qualified institutional buyers.
Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees.

(h)	Amount rounds to less than one thousand.

(l)	All or a portion of these securities are segregated for current or potential holdings with the custodian for forward foreign currency contracts.
ADR	American Depositary Receipt
CVA	Dutch Certification
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt

JPMorgan Japan Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 104.0% (l)

Common Stocks — 104.0%

Auto Components — 7.8%
29	Denso Corp.	1,092
41	FCC Co., Ltd.	723
50	Keihin Corp.	937
95	Showa Corp.	1,242
27	Stanley Electric Co., Ltd.	642
26	Takata Corp.	861
		5,497

Automobiles — 10.8%
51	Honda Motor Co., Ltd.	1,852
173	Nissan Motor Co., Ltd.	1,872
64	Toyota Motor Corp.	3,866
		7,590

Capital Markets — 3.5%
1	Asset Managers Co., Ltd.	788
69	Daiwa Securities Group, Inc.	732
79	Japan Asia Investment Co., Ltd.	519
23	Nomura Holdings, Inc.	431
		2,470

Chemicals — 6.9%
190	Daicel Chemical Industries Ltd.	1,266
28	Hitachi Chemical Co., Ltd.	587
11	Nifco, Inc.	261
213	Nippon Chemical Industrial Co., Ltd.	629
101	Nippon Shokubai Co., Ltd.	890
50	Sakai Chemical Industry Co., Ltd.	388
126	Showa Denko KK	442
59	Sumitomo Chemical Co., Ltd.	440
		4,903

Commercial Banks — 8.1%
141	Eighteenth Bank Ltd. (The)	566
96	Hyakujushi Bank Ltd. (The)	487
-(h)	Mitsubishi UFJ Financial Group, Inc.	1,942
83	Mitsui Trust Holdings, Inc.	734
-(h)	Mizuho Financial Group, Inc.	486
-(h)	Sumitomo Mitsui Financial Group, Inc.	1,482
		5,697

Commercial Services & Supplies — 0.3%
-(h)	Career Design Center Co., Ltd.	213

Construction & Engineering — 0.7%
30	Dai-Dan Co., Ltd.	181
51	Kandenko Co., Ltd. (c)	300
		481

Consumer Finance — 0.9%
3	ORIX Corp.	643

JPMorgan Japan Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

Diversified Financial Services — 0.0% (g)
-(h)	Mitsubishi UFJ Lease & Finance Co., Ltd.	1

Diversified Telecommunication Services — 1.2%
-(h)	Nippon Telegraph & Telephone Corp.	826

Electronic Equipment & Instruments — 6.6%
55	Arisawa Manufacturing Co., Ltd.	566
41	Furuno Electric Co., Ltd.	543
19	Iriso Electronics Co., Ltd.	512
16	Murata Manufacturing Co., Ltd.	1,181
62	Nidec Sankyo Corp. (c)	399
13	TDK Corp.	1,125
20	Tomen Electronics Corp.	297
		4,623

Food & Staples Retailing — 0.9%
42	Izumiya Co., Ltd.	292
16	Seijo Corp.	346
		638

Hotels, Restaurants & Leisure — 4.3%
1	Accordia Golf Co., Ltd. (a)	807
99	Chimney Co., Ltd.	1,813
-(h)	Pacific Golf Group International Holdings KK (a)	421
-(h)	Resorttrust, Inc.	2
		3,043

Household Durables — 4.5%
32	Arnest One Corp. (c)	210
31	Daiwa House Industry Co., Ltd.	406
30	Japan General Estate Co., Ltd. (The)	594
34	Matsushita Electric Industrial Co., Ltd.	622
46	Sekisui House Ltd. (c)	571
12	Sony Corp.	662
-(h)	Zephyr Co., Ltd.	126
		3,191

Insurance — 1.4%
177	Nissay Dowa General Insurance Co., Ltd.	996

IT Services — 0.6%
58	Ines Corp.	423

Leisure Equipment & Products — 1.6%
27	FUJIFILM Holdings Corp.	1,160

Machinery — 2.8%
11	Fuji Machine Manufacturing Co., Ltd.	262
23	Miyano Machinery, Inc.	74
8	SMC Corp.	1,059
77	Sodick Co., Ltd.	576
		1,971

Metals & Mining — 4.3%
70	Hitachi Metals Ltd.	847
11	JFE Holdings, Inc.	727
111	Nippon Steel Corp.	835
108	Sumitomo Metal Industries Ltd.	622
		3,031

JPMorgan Japan Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

Office Electronics — 4.4%
25	Canon, Inc.	1,316
81	Ricoh Co., Ltd.	1,756
		3,072

Oil, Gas & Consumable Fuels — 1.0%
-(h)	Inpex Holdings, Inc.	727

Personal Products — 0.7%
11	Artnature, Inc.	520

Pharmaceuticals — 3.7%
53	Daiichi Sankyo Co., Ltd.	1,470
17	Takeda Pharmaceutical Co., Ltd.	1,120
		2,590

Real Estate Investment Trusts (REITs) — 1.6%
-(h)	Joint REIT Investment Corp.	113
-(h)	MID REIT, Inc.	392
-(h)	Nippon Commercial Investment Corp.	652
		1,157

Real Estate Management & Development — 4.2%
1	Apamanshop Holdings Co., Ltd.	457
56	Cosmos Initia Co., Ltd.	301
5	FJ Next Co., Ltd.	44
26	Joint Corp.	715
-(h)	Kenedix, Inc. (c)	724
-(h)	Land Business Co., Ltd.	221
-(h)	Properst Co., Ltd.	214
-(h)	Sun Frontier Fudousan Co., Ltd.	293
		2,969

Road & Rail — 1.7%
-(h)	East Japan Railway Co.	1,172

Semiconductors & Semiconductor Equipment — 2.9%
21	Mimasu Semiconductor Industry Co., Ltd.	506
5	Rohm Co., Ltd.	397
16	Tokyo Electron Ltd.	1,175
		2,078

Specialty Retail — 1.1%
90	Konaka Co., Ltd.	785

Thrifts & Mortgage Finance — 0.6%
13	Atrium Co., Ltd.	393

Trading Companies & Distributors — 12.6%
78	Itochu Corp.	979
30	MISUMI Group, Inc.	512
63	Mitsubishi Corp.	1,860
107	Mitsui & Co., Ltd.	2,515
61	Nagase & Co., Ltd.	760
89	Sumitomo Corp.	1,731
22	Toyota Tsusho Corp. (c)	565
		8,922

Wireless Telecommunication Services — 2.3%
-(h)	KDDI Corp.	1,041
-(h)	NTT DoCoMo, Inc.	589

JPMorgan Japan Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

1,630
Total Long-Term Investments
(Cost $66,941)	73,412

Principal Amount ($)

Investments of Cash Collateral for Securities on Loan — 2.9%

Repurchase Agreements — 2.9%
440	Banc of America Securities LLC, 5.39%, dated 07/31/07, due 08/01/07, repurchase price $440, collateralized by U.S. Government Agency Mortgages	440
400	Barclays Capital, Inc., 5.29%, dated 07/31/07, due 08/01/07, repurchase price $400, collateralized by U.S. Government Agency Mortgages	400
400	Bear Stearns Cos., Inc., 5.38%, dated 07/31/07, due 08/01/07, repurchase price $400, collateralized by U.S. Government Agency Mortgages	400
400	Credit Suisse First Boston LLC, 5.39%, dated 07/31/07, due 08/01/07, repurchase price $400, collateralized by U.S. Government Agency Mortgages	400
400	Lehman Brothers, Inc., 5.37%, dated 07/31/07, due 08/01/07, repurchase price $400, collateralized by U.S. Government Agency Mortgages	400
	Total Investments of Cash Collateral for Securities on Loan (Cost $2,040)	2,040

Total Investments — 106.9%
(Cost $68,981)	75,452

Liabilities in Excess of Other Assets — (6.9)%	(4,897)

NET ASSETS — 100.0%	$70,555

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand.

(l)	All or a portion of these securities are segregated for current or potential holdings with the custodian for forward foreign currency contracts.

As of July 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,141
Aggregate gross unrealized depreciation	(2,670)
Net unrealized appreciation/depreciation	$6,471

Federal income tax cost of investments	$68,981

JPMorgan Latin America Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)

Shares	Security Description	Value ($)

Long-Term Investments — 96.7% (l)

Common Stocks — 84.6%

Argentina — 2.4%
1,240	Banco Macro S.A. ADR	35,154
3,070	BBVA Banco Frances S.A. ADR	30,761
850	Pampa Holding S.A. GDR (a)	18,615
3,280	Telecom Argentina S.A. ADR (a)	70,717
		155,247

Bermuda — 0.6%
565	Credicorp Ltd.	36,352

Brazil — 48.4%
5,670	All America Latina Logistica S.A.	77,675
3,630	American Banknote S.A.	41,922
2,029	Anhanguera Educacional Participacoes S.A. (a)	32,590
10,105	Banco Bradesco S.A. ADR	263,134
1,590	Brasil Telecom Participacoes S.A. ADR	105,179
1,082	Cia Siderurgica Nacional S.A. ADR	62,388
12,973	Cia Vale do Rio Doce ADR	549,147
2,040	CPFL Energia S.A.	38,735
1,760	EDP - Energias do Brasil S.A.	32,054
4,220	Fertilizantes Heringer S.A. (a)	55,347
5,203	Gafisa S.A.	82,605
1,580	GP Investments Ltd. BDR	67,829
3,119	GVT Holding S.A. (a)	60,350
5,600	Localiza Rent a Car S.A.	57,537
4,760	Lojas Renner S.A.	89,220
1,990	Lupatech S.A.	47,550
3,040	Medial Saude S.A. (a)	49,556
426	MMX Mineracao e Metalicos S.A. (a)	122,826
5,796	NET Servicos de Comunicacao S.A. ADR	93,316
1,944	Odontoprev S.A.	55,741
4,743	Perdigao S.A.	90,614
9,725	Petroleo Brasileiro S.A. ADR	543,141
2,673	Positivo Informatica S.A.	59,895
8,490	Redecard S.A. (a)	144,753
4,174	Tele Norte Leste Participacoes S.A. ADR	88,614
2,128	Totvs S.A.	66,101
1,091	Unibanco - Uniao de Bancos Brasileiros S.A. GDR	127,254
2,997	Weg S.A.	33,514
		3,138,587

Chile — 3.5%
540	Centros Comerciales Sudamericanos S.A. GDR	33,337
2,890	Cia Cervecerias Unidas S.A.	21,389
8,010	Cia de Telecomunicaciones de Chile S.A., Class A	18,583
730	Distribucion y Servicio D&S S.A. ADR	23,251
1,575	Empresa Nacional de Electricidad S.A. ADR	69,064
8,583	La Polar S.A.	52,908

JPMorgan Latin America Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)

32,840	Masisa S.A.	9,004
227,536

Luxembourg — 1.4%
876	Tenaris S.A. ADR	42,197
1,510	Ternium S.A. ADR	46,614
		88,811

Mexico — 26.4%
11,781	America Movil S.A. de C.V., Series L ADR	705,446
4,626	Banco Compartamos S.A. de C.V. (a)	25,276
6,427	Cemex S.A.B. de C.V. ADR (a)	207,849
10,510	Controlodora Comercial Mexicana S.A.B. de C.V.	28,904
6,150	Desarrolladora Homex S.A.B. de C.V. (a)	57,965
3,390	Fomento Economico Mexicano S.A.B. de C.V. ADR	125,498
18,050	Grupo Aeroportuario del Pacifico S.A. de C.V., Class B	87,594
1,015	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	53,358
14,034	Grupo Famsa S.A.B. de C.V., Class A (a)	63,900
32,781	Grupo Financiero Banorte S.A.B. de C.V.	145,528
3,920	Grupo Televisa S.A. ADR	98,980
10,550	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	41,600
16,287	Urbi Desarrollos Urbanos S.A. de C.V. (a)	68,597
		1,710,495

Panama — 0.8%
928	Copa Holdings S.A., Class A	50,957

United States — 1.1%
869	NII Holdings, Inc. (a)	73,013

Total Common Stocks
(Cost $4,874,081)	5,480,998

Preferred Stocks — 12.1%

Brazil — 11.8%
5,190	Banco Itau Holding Financeira S.A.	237,026
1,546	Cia de Bebidas das Americas ADR	105,901
723,300	Cia de Transmissao de Energia Eletrica Paulista	14,517
3,318	Cia Energetica de Minas Gerais S.A.	67,662
2,690	Duratex S.A.	78,845
740	Telemar Norte Leste S.A., Series A	25,069
2,623	Usinas Siderurgicas de Minas Gerais S.A., Series A	161,561
3,183	Votorantim Celulose e Papel S.A.	76,055
		766,636

Chile — 0.3%
4,930	Embotelladora Andina S.A., Series B	16,070
	Total Preferred Stocks
	(Cost $581,652)	782,706

Total Investments — 96.7%
(Cost $5,455,733)	6,263,704

Other Assets in Excess of Liabilities — 3.3%	212,730

NET ASSETS — 100.0%	$6,476,434

Percentages indicated are based on net assets.

JPMorgan Latin America Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)

ABBREVIATIONS:

(a)	Non-income producing security.

(l)	All or a portion of these securities are segregated for current or potential holdings with the custodian for forward foreign currency contracts.
ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GDR	Global Depositary Receipt

Summary of Investments by Industry, July 31, 2007
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Metals & Mining	15.0%
Commercial Banks	14.0
Wireless Telecommunication Services	12.4
Oil, Gas & Consumable Fuels	8.7
Diversified Telecommunication Services	5.9
Beverages	4.3
Household Durables	3.3
Construction Materials	3.3
Multiline Retail	3.3
Media	3.1
IT Services	2.3
Transportation Infrastructure	2.2
Electric Utilities	2.2
Road & Rail	2.2
Food Products	1.4
Capital Markets	1.4
Food & Staples Retailing	1.4
Paper & Forest Products	1.4
Machinery	1.3
Building Products	1.3
Commercial Services & Supplies	1.2
Independent Power Producers & Energy Traders	1.1
Software	1.1
Computers & Peripherals	1.0
Other (less than 1%)	5.2

As of July 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	879,663
Aggregate gross unrealized depreciation	(71,692)
Net unrealized appreciation/depreciation	$807,971

Federal income tax cost of investments	$5,455,733

JPMorgan Market Neutral Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long Positions — 91.9%

Long-Term Investments — 79.1%

Common Stocks — 79.1% (j)

Aerospace & Defense — 0.8%
5	United Technologies Corp.	350

Auto Components — 0.7%
3	Johnson Controls, Inc.	289

Beverages — 0.3%
3	Coca-Cola Co. (The)	135

Biotechnology — 1.4%
3	Amgen, Inc. (a)	151
2	Biogen Idec, Inc. (a)	85
3	Celgene Corp. (a)	151
2	Genentech, Inc. (a)	141
2	Gilead Sciences, Inc. (a)	89
		617

Capital Markets — 2.5%
4	Bank of New York Mellon Corp. (The)	157
2	Franklin Resources, Inc.	267
5	Lazard Ltd., Class A (Bermuda)	178
3	Morgan Stanley	182
2	State Street Corp.	134
11	TD AMERITRADE Holding Corp. (a)	185
		1,103

Chemicals — 4.6%
3	Air Products & Chemicals, Inc.	263
6	PPG Industries, Inc.	431
5	Praxair, Inc.	414
16	Rohm & Haas Co.	910
		2,018

Commercial Banks — 3.4%
8	Colonial BancGroup, Inc. (The)	184
4	Comerica, Inc.	195
2	SunTrust Banks, Inc.	168
9	TCF Financial Corp.	213
7	U.S. Bancorp	223
8	Wachovia Corp.	364
2	Zions Bancorp	160
		1,507

Communications Equipment — 2.1%
4	Cisco Systems, Inc. (a)	129
22	Corning, Inc. (a)	516
3	Juniper Networks, Inc. (a)	103
-(h)	Nortel Networks Corp. (Canada) (a)	10
2	QUALCOMM, Inc.	77
8	Tellabs, Inc. (a)	85
		920

JPMorgan Market Neutral Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

Computers & Peripherals — 0.7%
3	Hewlett-Packard Co.	131
-(h)	QLogic Corp. (a)	2
3	SanDisk Corp. (a)	166
		299

Consumer Finance — 0.9%
6	Capital One Financial Corp.	393

Diversified Financial Services — 2.0%
9	CIT Group, Inc.	389
6	Citigroup, Inc.	258
1	IntercontinentalExchange, Inc. (a)	76
2	NYSE Euronext	173
		896

Diversified Telecommunication Services — 0.5%
3	AT&T, Inc.	98
3	Verizon Communications, Inc.	115
		213

Electric Utilities — 2.6%
11	Edison International	590
4	FirstEnergy Corp.	249
5	Northeast Utilities	125
11	Sierra Pacific Resources (a)	180
		1,144

Electronic Equipment & Instruments — 0.4%
5	Tyco Electronics Ltd. (a)	172

Energy Equipment & Services — 0.9%
2	Baker Hughes, Inc.	130
2	Halliburton Co.	65
4	Patterson-UTI Energy, Inc.	101
3	Pride International, Inc. (a)	105
		401

Food & Staples Retailing — 1.0%
4	Safeway, Inc.	132
8	SUPERVALU, Inc.	323
		455

Food Products — 0.8%
-(h)	General Mills, Inc.	3
5	Kellogg Co.	248
2	Wm. Wrigley, Jr., Co.	124
		375

Health Care Providers & Services — 1.0%
4	Aetna, Inc.	173
2	McKesson Corp.	87
3	WellPoint, Inc. (a)	199
		459

Hotels, Restaurants & Leisure — 1.0%
4	International Game Technology	150
4	Royal Caribbean Cruises Ltd.	145
2	Starwood Hotels & Resorts Worldwide, Inc.	135
		430

JPMorgan Market Neutral Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

Household Durables — 0.7%
5	D.R. Horton, Inc.	83
10	Toll Brothers, Inc. (a)	224
		307

Household Products — 2.4%
6	Colgate-Palmolive Co.	396
11	Procter & Gamble Co.	677
		1,073

Insurance — 6.1%
7	Aflac, Inc.	378
5	AMBAC Financial Group, Inc.	349
4	Axis Capital Holdings Ltd. (Bermuda)	133
23	Genworth Financial, Inc.	705
10	MBIA, Inc.	558
3	MetLife, Inc.	175
5	Protective Life Corp.	219
3	RenaissanceRe Holdings Ltd. (Bermuda)	167
		2,684

Internet Software & Services — 1.2%
4	eBay, Inc. (a)	118
1	Google, Inc., Class A (a)	255
8	Yahoo!, Inc. (a)	177
		550

IT Services — 1.1%
2	Affiliated Computer Services, Inc., Class A (a)	107
4	Infosys Technologies Ltd. ADR (India)	216
4	Paychex, Inc.	155
		478

Machinery — 1.0%
2	Caterpillar, Inc.	134
2	Danaher Corp.	119
4	Dover Corp.	179
-(h)	Eaton Corp.	5
		437

Media — 1.4%
9	New York Times Co. (The), Class A	211
13	News Corp., Class A	266
4	Walt Disney Co. (The)	122
		599

Metals & Mining — 0.9%
6	Alcoa, Inc.	229
2	United States Steel Corp.	167
		396

Multi-Utilities — 0.4%
12	CMS Energy Corp.	194

Multiline Retail — 1.0%
3	Family Dollar Stores, Inc.	92
2	J.C. Penney Co., Inc.	122
4	Kohl’s Corp. (a)	216
-(h)	Target Corp.	3

JPMorgan Market Neutral Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

433

Oil, Gas & Consumable Fuels — 3.0%
1	Chevron Corp.	94
3	Devon Energy Corp.	190
4	EOG Resources, Inc.	263
3	Hess Corp.	162
6	Occidental Petroleum Corp.	320
1	Sunoco, Inc.	80
4	XTO Energy, Inc.	191
		1,300

Paper & Forest Products — 1.4%
64	Domtar Corp. (Canada) (a)	610

Pharmaceuticals — 5.0%
6	Abbott Laboratories	324
12	Merck & Co., Inc.	581
22	Schering-Plough Corp.	625
7	Sepracor, Inc. (a)	203
10	Wyeth	471
		2,204

Real Estate Investment Trusts (REITs) — 10.1%
3	Boston Properties, Inc.	274
16	Digital Realty Trust, Inc.	539
28	Extra Space Storage, Inc.	399
5	Health Care Property Investors, Inc.	131
12	Home Properties, Inc.	565
12	Hospitality Properties Trust	451
-(h)	Host Hotels & Resorts, Inc.	1
7	Nationwide Health Properties, Inc.	164
9	ProLogis	532
4	Public Storage, Inc.	259
5	Simon Property Group, Inc.	441
18	UDR, Inc.	424
8	Ventas, Inc.	269
		4,449

Road & Rail — 2.6%
4	Burlington Northern Santa Fe Corp.	304
16	Norfolk Southern Corp.	850
		1,154

Semiconductors & Semiconductor Equipment — 6.2%
22	Altera Corp.	518
8	Broadcom Corp., Class A (a)	271
6	KLA-Tencor Corp.	318
22	LSI Corp. (a)	157
6	Marvell Technology Group Ltd. (Bermuda) (a)	105
6	National Semiconductor Corp.	151
16	PMC-Sierra, Inc. (a)	125
21	Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	217
4	Tessera Technologies, Inc. (a)	156
29	Xilinx, Inc.	728
		2,746

JPMorgan Market Neutral Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

Software — 0.3%
5	Microsoft Corp.	136

Specialty Retail — 2.6%
3	Abercrombie & Fitch Co.	192
9	CarMax, Inc. (a)	209
4	Dick’s Sporting Goods, Inc. (a)	214
11	Penske Auto Group, Inc.	219
7	Staples, Inc.	172
4	TJX Cos., Inc.	119
		1,125

Textiles, Apparel & Luxury Goods — 0.7%
3	Coach, Inc. (a)	150
3	Phillips-Van Heusen Corp.	151
		301

Thrifts & Mortgage Finance — 0.9%
3	Countrywide Financial Corp.	86
2	Fannie Mae	93
3	MGIC Investment Corp.	114
4	Sovereign Bancorp, Inc.	84
		377

Tobacco — 1.2%
8	Altria Group, Inc.	509

Wireless Telecommunication Services — 1.3%
16	Crown Castle International Corp. (a)	562
	Total Common Stocks
	(Cost $34,123)	34,800

Principal Amount ($)

U.S. Treasury Obligation — 0.0% (g)
10	U.S. Treasury Note, 5.13%, 06/30/08 (k)
	(Cost $10)	10
	Total Long-Term Investments
	(Cost $34,133)	34,810
Shares

Short-Term Investment — 12.8%

Investment Company — 12.8%
5,625	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)
	(Cost $5,625)	5,625

Total Long Positions — 91.9%
(Cost $39,758)	40,435

Other Assets in Excess of Liabilities — 8.1%	3,553

NET ASSETS — 100.0%	$43,988

Short Positions — 79.1%
Common Stocks — 79.1%
Aerospace & Defense — 0.9%
5	Honeywell International, Inc.	259
2	Rockwell Collins, Inc.	144
		403
Automobiles — 0.2%
4	Ford Motor Co. (a)	36

JPMorgan Market Neutral Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

1	General Motors Corp.	46
		82
Beverages — 0.8%
4	Anheuser-Busch Cos., Inc.	203
6	Coca-Cola Enterprises, Inc.	138
		341
Biotechnology — 0.5%
5	Human Genome Sciences, Inc. (a)	39
10	Millennium Pharmaceuticals, Inc. (a)	100
15	Trimeris, Inc. (a)	93
		232
Building Products — 0.1%
2	Masco Corp.	52
Capital Markets — 3.4%
-(h)	Charles Schwab Corp. (The)	9
1	Goldman Sachs Group, Inc. (The)	103
11	Janus Capital Group, Inc.	340
1	Lehman Brothers Holdings, Inc.	62
5	Merrill Lynch & Co., Inc.	338
5	Northern Trust Corp.	300
7	T. Rowe Price Group, Inc.	344
		1,496
Chemicals — 3.2%
10	H.B. Fuller Co.	285
7	Nalco Holding Co.	168
13	Nova Chemicals Corp. (Canada)	500
9	OM Group, Inc. (a)	431
-(h)	PolyOne Corp. (a)	1
-(h)	Westlake Chemical Corp.	1
		1,386
Commercial Banks — 4.6%
10	BancorpSouth, Inc.	236
4	East West Bancorp, Inc.	130
8	Fifth Third Bancorp	304
4	First Horizon National Corp.	133
15	Fulton Financial Corp.	195
9	Keycorp	316
-(h)	National City Corp.	13
8	Seacoast Banking Corp. of Florida	126
7	UMB Financial Corp.	278
7	Valley National Bancorp	156
4	Wilmington Trust Corp.	142
		2,029
Communications Equipment — 0.7%
-(h)	Avaya, Inc. (a)	1
3	Ciena Corp. (a)	111
8	Motorola, Inc.	143
2	Nortel Networks Corp. (Canada) (a)	40
		295
Computers & Peripherals — 0.4%

JPMorgan Market Neutral Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

3	Dell, Inc. (a)	94
5	Emulex Corp. (a)	95
		189
Consumer Finance — 0.7%
3	American Express Co.	182
6	Discover Financial Services (a)	138
		320
Containers & Packaging — 0.3%
11	Smurfit-Stone Container Corp. (a)	124
Diversified Financial Services — 0.4%
6	Nasdaq Stock Market, Inc. (The) (a)	172
Electric Utilities — 3.2%
3	Exelon Corp.	231
5	Great Plains Energy, Inc.	136
8	PPL Corp.	368
14	Reliant Energy, Inc. (a)	368
8	Southern Co.	283
		1,386
Electrical Equipment — 0.3%
3	Emerson Electric Co.	144
Electronic Equipment & Instruments — 0.5%
6	Agilent Technologies, Inc. (a)	221
Energy Equipment & Services — 2.0%
3	ENSCO International, Inc.	202
4	GlobalSantaFe Corp.	290
5	Rowan Cos., Inc.	211
2	Schlumberger Ltd.	170
		873
Food & Staples Retailing — 2.1%
3	Costco Wholesale Corp.	206
2	Kroger Co. (The)	43
4	Wal-Mart Stores, Inc.	163
7	Walgreen Co.	314
6	Whole Foods Market, Inc.	211
		937
Food Products — 2.0%
5	Archer-Daniels-Midland Co.	163
1	ConAgra Foods, Inc.	36
-(h)	Hershey Co. (The)	2
42	Sara Lee Corp.	667
		868
Health Care Equipment & Supplies — 1.2%
7	Boston Scientific Corp. (a)	95
4	Edwards Lifesciences Corp. (a)	172
6	St. Jude Medical, Inc. (a)	244
		511
Health Care Providers & Services — 0.3%
1	Laboratory Corp. of America Holdings (a)	92
9	Tenet Healthcare Corp. (a)	49
		141

JPMorgan Market Neutral Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

Hotels, Restaurants & Leisure — 0.8%
3	Carnival Corp.	126
4	Cheesecake Factory, Inc. (The) (a)	95
3	Marriott International, Inc., Class A	137
		358
Household Durables — 1.6%
3	Black & Decker Corp.	221
4	Meritage Homes Corp. (a)	68
2	Mohawk Industries, Inc. (a)	167
3	Ryland Group, Inc.	91
2	Whirlpool Corp.	158
		705
Household Products — 1.1%
7	Kimberly-Clark Corp.	481
Industrial Conglomerates — 0.6%
7	General Electric Co.	283
Insurance — 6.8%
15	American International Group, Inc.	982
6	Brown & Brown, Inc.	164
3	Infinity Property & Casualty Corp.	119
1	Markel Corp. (a)	326
14	Marsh & McLennan Cos., Inc.	382
-(h)	Principal Financial Group, Inc.	3
4	Progressive Corp. (The)	82
2	RLI Corp.	93
6	Safeco Corp.	365
6	Willis Group Holdings Ltd. (United Kingdom)	239
3	XL Capital Ltd., Class A (Bermuda)	222
		2,977
IT Services — 1.3%
4	Accenture Ltd., Class A (Bermuda)	187
2	Automatic Data Processing, Inc.	114
9	Electronic Data Systems Corp.	231
-(h)	MasterCard, Inc., Class A	48
		580
Machinery — 0.3%
2	PACCAR, Inc.	139
Media — 2.2%
5	CBS Corp., Class B	168
-(h)	Comcast Corp., Class A (a)	3
5	E.W. Scripps Co., Class A	205
7	McClatchy Co., Class A	179
2	McGraw-Hill Cos., Inc. (The)	115
16	Time Warner, Inc.	307
		977
Metals & Mining — 0.7%
-(h)	Freeport-McMoRan Copper & Gold, Inc.	5
5	Schnitzer Steel Industries, Inc.	292
		297
Multiline Retail — 0.2%

JPMorgan Market Neutral Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

2	Macy’s, Inc.	67
Office Electronics — 0.5%
12	Xerox Corp. (a)	201
Oil, Gas & Consumable Fuels — 2.5%
2	Apache Corp.	161
7	Aventine Renewable Energy Holdings, Inc. (a)	119
4	Chesapeake Energy Corp.	136
3	Exxon Mobil Corp.	255
3	Marathon Oil Corp.	177
2	Pioneer Natural Resources Co.	82
2	Tesoro Corp.	75
6	VeraSun Energy Corp. (a)	82
		1,087
Paper & Forest Products — 1.4%
8	International Paper Co.	293
10	Louisiana-Pacific Corp.	192
6	UPM-Kymmene Oyj ADR (Finland)	129
		614
Personal Products — 0.9%
6	Avon Products, Inc.	230
4	Estee Lauder Cos., Inc. (The), Class A	158
		388
Pharmaceuticals — 4.9%
12	Eli Lilly & Co.	646
17	Johnson & Johnson	1,007
6	King Pharmaceuticals, Inc. (a)	96
12	Pfizer, Inc.	292
5	Sciele Pharma, Inc. (a)	114
		2,155
Real Estate Investment Trusts (REITs) — 10.1%
6	AvalonBay Communities, Inc.	599
9	Colonial Properties Trust	318
10	DiamondRock Hospitality Co.	162
18	Douglas Emmett, Inc.	414
14	Equity One, Inc.	324
6	Equity Residential	247
2	Essex Property Trust, Inc.	242
6	Federal Realty Investment Trust	428
-(h)	Highwoods Properties, Inc.	2
8	Kilroy Realty Corp.	519
4	Macerich Co. (The)	274
8	Mid-America Apartment Communities, Inc.	347
5	Rayonier, Inc.	195
3	Regency Centers Corp.	165
4	Taubman Centers, Inc.	212
		4,448
Road & Rail — 2.7%
4	CSX Corp.	199
24	Heartland Express, Inc.	354
24	Knight Transportation, Inc.	429

JPMorgan Market Neutral Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

11	Werner Enterprises, Inc.	211
		1,193
Semiconductors & Semiconductor Equipment — 7.3%
9	Applied Materials, Inc.	200
8	Cabot Microelectronics Corp. (a)	322
7	Intel Corp.	155
7	Intersil Corp., Class A	196
7	Lam Research Corp. (a)	376
7	Linear Technology Corp.	237
8	Microchip Technology, Inc.	301
55	Micron Technology, Inc. (a)	653
21	Novellus Systems, Inc. (a)	590
12	Teradyne, Inc. (a)	195
		3,225
Software — 0.2%
5	Oracle Corp. (a)	101
Specialty Retail — 2.7%
12	AutoNation, Inc. (a)	228
2	AutoZone, Inc. (a)	222
2	Best Buy Co., Inc.	107
6	Chico’s FAS, Inc. (a)	120
5	Gap, Inc. (The)	79
-(h)	Home Depot, Inc.	13
7	Limited Brands, Inc.	167
6	Lowe’s Cos., Inc.	167
4	RadioShack Corp.	105
-(h)	Ross Stores, Inc.	1
		1,209
Textiles, Apparel & Luxury Goods — 0.5%
6	Liz Claiborne, Inc.	218
Thrifts & Mortgage Finance — 0.6%
8	Astoria Financial Corp.	180
2	Freddie Mac	95
		275
Wireless Telecommunication Services — 1.4%
5	American Tower Corp., Class A (a)	196
7	SBA Communications Corp., Class A (a)	232
8	Sprint Nextel Corp.	170
		598

Total Short Positions — 79.1%
(Proceeds $36,569)	$34,778

Percentages indicated are based on net assets.

Futures Contracts
(Amounts in thousands, except number of contracts)
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 07/31/07	UNREALIZED APPRECIATION

Short Futures Outstanding

JPMorgan Market Neutral Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

(4)	S&P 500 Index	September, 2007	$(292)	$20

ABBREVIATIONS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand.

(j)	All or a portion of these securities are segregated for short sales.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with broker as initial margin for futures contracts.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt

As of July 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,402
Aggregate gross unrealized depreciation	(1,725)
Net unrealized appreciation/depreciation	$677

Federal income tax cost of investments	$39,758

JPMorgan Russia Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)

Shares	Security Description	Value ($)

Long-Term Investments — 74.6% (l)

Common Stocks — 74.6%

Airlines — 1.6%
35,160	Aeroflot - Russian International Airlines	94,932

Auto Components — 1.6%
17,740	AMTEL Vredestein N.V. GDR, Reg. S (Netherlands) (a)	97,618

Commercial Banks — 14.8%
2,430	Kazkommertsbank GDR (Kazakhstan) (a)	43,764
810	Raiffeisen International Bank Holding AG (Austria)	121,164
178,340	Sberbank	714,474
		879,402

Communications Equipment — 2.2%
19,430	Sitronics GDR (a)	132,289

Construction Materials — 1.5%
12,332	Steppe Cement Ltd. (Malaysia) (a)	89,490

Diversified Telecommunication Services — 2.2%
12,300	Comstar United Telesystems GDR, Reg. S	132,111

Electric Utilities — 5.3%
2,285	Unified Energy System GDR (a)	316,472

Food Products — 3.3%
7,390	Cherkizovo Group OJSC GDR, Reg. S (a)	96,070
1,090	Lebedyansky JSC	100,825
		196,895

Media — 1.2%
2,010	RBC Information Systems ADR (a)	70,350

Metals & Mining — 25.8%
6,120	Chelyabinsk Zink Plant GDR (a)	90,882
69,690	European Minerals Corp. (United Kingdom) (a)	95,376
1,440	Evraz Group S.A. GDR	70,070
5,614	KazakhGold Group Ltd. GDR (United Kingdom) (a)	107,643
6,047	Magnitogorsk Iron & Steel Works GDR	88,286
7,001	Mechel ADR (a)	290,822
2,485	MMC Norilsk Nickel ADR	588,945
870	Polyus Gold Co. ADR	34,800
9,750	Severstal GDR	172,088
		1,538,912

Oil, Gas & Consumable Fuels — 6.3%
32,160	Dragon Oil plc (Ireland) (a)	145,905
4,450	Gazpromneft OAO ADR	91,225
600	Imperial Energy Corp. plc (United Kingdom) (a)	11,383
1,270	Tatneft GDR	124,391
		372,904

Paper & Forest Products — 1.7%
18,456	Kazakhstan Kagazy, plc GDR (Kazakhstan) (a) (e)	99,662

Pharmaceuticals — 1.4%
1,930	Veropharm (a)	82,025

Real Estate Management & Development — 2.4%

JPMorgan Russia Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)

490	Open Investments (a)	142,590

Wireless Telecommunication Services — 3.3%
740	Mobile Telesystems OJSC ADR	47,323
4,880	Sistema JSFC GDR	151,217
		198,540

Total Long-Term Investments — 74.6%
(Cost $4,081,197)	4,444,192

Other Assets in Excess of Liabilities — 25.4%	1,509,191

NET ASSETS — 100.0%	$5,953,383

Percentages indicated are based on net assets.

As of July 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$439,718
Aggregate gross unrealized depreciation	(76,723)
Net unrealized appreciation/depreciation	$362,995

Federal income tax cost of investments	$4,081,197

ABBREVIATIONS:

(a)	Non-Income producing security.

(l)	All or a portion of these securities are segregated for current or potential holdings with the custodian for forward foreign currency contracts.
ADR	American Depository Receipt
GDR	Global Depository Receipt

JPMorgan Strategic Appreciation Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)

Shares	Security Description	Value ($)

Long-Term Investments — 73.2% (l)

Common Stocks — 71.3%

Australia — 0.9%
2,092	AXA Asia Pacific Holdings Ltd.	12,962
713	BHP Billiton Ltd.	22,710
677	Zinifex Ltd.	11,198
		46,870

Austria — 0.5%
139	OMV AG	8,636
209	voestalpine AG	17,388
		26,024

Belgium — 0.2%
143	InBev N.V.	11,515

Bermuda — 0.9%
350	Accenture Ltd., Class A	14,745
304	ACE Ltd.	17,547
217	Arch Capital Group Ltd. (a)	15,116
		47,408

Brazil — 0.7%
351	Cia Vale do Rio Doce ADR	17,202
306	Petroleo Brasileiro S.A. ADR	19,859
		37,061

Canada — 2.4%
239	Bank of Montreal	14,918
154	Canadian Imperial Bank of Commerce	13,353
1,247	CGI Group, Inc., Class A (a)	12,800
476	Husky Energy, Inc.	18,843
181	Inmet Mining Corp.	15,779
196	Potash Corp. of Saskatchewan	15,744
74	Research In Motion Ltd. (a)	15,836
229	Toronto-Dominion Bank	14,653
		121,926

Cayman Islands — 0.3%
184	Garmin Ltd.	15,438

Denmark — 0.7%
101	Carlsberg A/S, Class B	12,957
226	Danske Bank A/S	9,518
144	Novo Nordisk A/S, Class B	15,108
		37,583

Egypt — 0.2%
58	Orascom Construction Industries Co. GDR	8,164

Finland — 0.6%
632	Nokia OYJ	18,054
210	Wartsila OYJ, Class B	14,635
		32,689

France — 3.3%

JPMorgan Strategic Appreciation Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)

353	AXA S.A.	13,776
128	BNP Paribas	14,070
150	Cie de Saint-Gobain	16,554
104	Cie Generale des Etablissements Michelin, Class B	13,731
91	Lafarge S.A.	15,414
94	Nexans S.A.	16,481
105	Renault S.A.	15,175
11,200	Rhodia S.A. (a)	6,819
149	Sanofi-Aventis	12,481
81	Societe Generale	13,922
275	Suez S.A.	14,460
355	Vivendi S.A.	15,079
		167,962

Germany — 4.4%
67	Allianz SE	14,261
135	BASF AG	17,460
194	Bayer AG	13,712
285	Commerzbank AG	12,272
189	DaimlerChrysler AG	17,116
84	Deutsche Bank AG	11,446
103	E.ON AG	16,152
330	Henkel KGaA	16,104
129	Linde AG	15,287
112	Merck KGaA	13,919
79	Muenchener Rueckversicherungs AG, Class R	13,596
88	Salzgitter AG	17,877
131	Siemens AG	16,580
245	ThyssenKrupp AG	13,577
89	Volkswagen AG	16,053
		225,412

Greece — 0.5%
190	National Bank of Greece S.A.	11,112
418	Piraeus Bank S.A.	14,821
		25,933

Hong Kong — 1.7%
1,500	China Mobile Ltd.	17,235
6,000	China Resources Power Holdings Co.	15,315
3,000	Citic Pacific Ltd.	15,418
4,000	Hang Lung Properties Ltd.	14,713
2,000	Henderson Land Development Co., Ltd.	14,407
1,000	Swire Pacific Ltd., Class A	11,319
		88,407

India — 0.6%
183	ICICI Bank Ltd. ADR	8,111
222	Reliance Industries Ltd. GDR (e)	20,819
		28,930

Ireland — 0.2%
404	Allied Irish Banks plc	10,488

Israel — 0.3%
317	Teva Pharmaceutical Industries Ltd. ADR	13,320

JPMorgan Strategic Appreciation Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)

Italy — 1.2%
413	ENI S.p.A.	14,454
391	Fiat S.p.A.	11,499
2,551	Intesa Sanpaolo S.p.A.	19,298
1,677	UniCredito Italiano S.p.A.	14,226
		59,477

Japan — 7.4%
300	Aisin Seiki Co., Ltd.	11,789
1,000	Brother Industries Ltd.	14,392
1,000	Itochu Corp.	12,544
3	Japan Tobacco, Inc.	15,246
200	JFE Holdings, Inc.	13,716
1,000	Kawasaki Kisen Kaisha Ltd.	13,688
600	Komatsu Ltd.	18,937
100	Kyocera Corp.	9,720
300	Makita Corp.	13,862
1,500	Mitsubishi Chemical Holdings Corp.	13,635
700	Mitsubishi Corp.	20,672
1,000	Mitsui OSK Lines Ltd.	15,612
1,000	Nikon Corp.	31,670
2,000	Nippon Mining Holdings, Inc.	20,106
2,000	Nippon Steel Corp.	15,043
1,000	Nissan Motor Co., Ltd.	10,809
1,000	NSK Ltd.	9,580
200	Shin-Etsu Chemical Co., Ltd.	14,768
200	Sony Corp.	10,678
300	Sumco Corp.	15,402
700	Sumitomo Corp.	13,557
1	Sumitomo Mitsui Financial Group, Inc.	9,037
1,000	Taiyo Yuden Co., Ltd.	21,578
300	Toyota Motor Corp.	18,238
2,000	Yokohama Rubber Co., Ltd. (The)	14,297
		378,576

Mexico — 0.3%
242	America Movil S.A. de C.V., Series L ADR	14,491

Netherlands — 1.7%
229	ArcelorMittal	14,003
495	ASML Holding N.V. (a)	14,581
350	ING Groep N.V. CVA	14,775
1,101	Royal Dutch Shell plc, Class B	43,536
		86,895

Norway — 0.5%
925	Orkla ASA	17,387
606	Telenor ASA (a)	11,082
		28,469

Russia — 0.2%
55	MMC Norilsk Nickel ADR	13,035

Singapore — 0.3%
3,000	CapitaLand Ltd.	14,531

JPMorgan Strategic Appreciation Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)

Spain — 1.6%
570	Banco Bilbao Vizcaya Argentaria S.A.	13,954
802	Banco Santander Central Hispano S.A.	15,274
200	Gas Natural SDG S.A.	11,478
229	Iberdrola S.A.	12,738
390	Repsol YPF S.A.	14,702
650	Telefonica S.A.	15,212
		83,358

Sweden — 0.7%
259	Alfa Laval AB	16,266
3,038	Telefonaktiebolaget LM Ericsson, Class B	11,375
397	Volvo AB, Class B	7,298
		34,939

Switzerland — 2.3%
804	ABB Ltd.	19,335
214	Credit Suisse Group	13,960
43	Nestle S.A.	16,520
90	Roche Holding AG	15,940
53	Swatch Group AG	15,989
170	UBS AG	9,411
197	Xstrata plc	12,557
52	Zurich Financial Services AG	15,152
		118,864

Taiwan — 0.2%
739	Hon Hai Precision Industry Co., Ltd. GDR, Reg. S	12,253

United Kingdom — 5.0%
519	3i Group plc	11,229
1,157	Barclays plc	16,251
604	Barratt Developments plc	11,314
366	Bellway plc	9,136
456	British Land Co. plc	11,368
2,060	BT Group plc	13,056
1,523	Centrica plc	11,039
404	GlaxoSmithKline plc	10,224
369	HBOS plc	7,185
1,660	HSBC Holdings plc	30,760
1,743	International Power plc	14,489
4,363	Legal & General Group plc	12,299
1,235	Man Group plc	14,045
180	Rio Tinto plc	12,986
1,350	Royal Bank of Scotland Group plc	16,073
465	Standard Chartered plc	15,205
1,488	Tesco plc	12,222
340	Vedanta Resources plc	12,161
5,852	Vodafone Group plc	17,592
		258,634

United States — 31.5%
270	Aetna, Inc.	12,979
320	Alcoa, Inc.	12,224
376	Altria Group, Inc.	24,993

JPMorgan Strategic Appreciation Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)

169	American Electric Power Co., Inc.	7,350
202	American Financial Group, Inc.	5,674
152	Anixter International, Inc. (a)	12,563
177	Apache Corp.	14,293
109	Apple, Inc. (a)	14,362
493	Arris Group, Inc. (a)	7,306
1,131	AT&T, Inc.	44,290
279	Avnet, Inc. (a)	10,569
704	Bank of America Corp.	33,384
485	Bristol-Myers Squibb Co.	13,779
340	CBS Corp., Class B	10,785
253	CenturyTel, Inc.	11,605
444	Chesapeake Energy Corp.	15,114
248	Chevron Corp.	21,144
239	Chubb Corp. (The)	12,048
213	Cigna Corp.	10,999
798	Cisco Systems, Inc. (a)	23,070
537	Citigroup, Inc.	25,008
290	Coca-Cola Co. (The)	15,112
468	Comcast Corp., Class A (a)	12,294
239	ConocoPhillips	19,321
210	Cooper Industries, Inc.	11,113
270	Corn Products International, Inc.	12,047
522	Corning, Inc. (a)	12,444
384	Corrections Corp. of America (a)	11,078
293	CROCS, Inc. (a)	17,381
246	CSX Corp.	11,663
119	Cummins, Inc.	14,125
479	Dell, Inc. (a)	13,398
642	Duke Energy Corp.	10,933
143	Eaton Corp.	13,897
862	EMC Corp. (a)	15,956
817	Exxon Mobil Corp.	69,551
80	Franklin Resources, Inc.	10,190
170	Freeport-McMoRan Copper & Gold, Inc.	15,977
1,402	General Electric Co.	54,342
58	Goldman Sachs Group, Inc. (The)	10,924
191	Goodrich Corp.	12,016
36	Google, Inc., Class A (a)	18,360
256	Guess?, Inc.	12,157
140	Hartford Financial Services Group, Inc.	12,862
386	Hewlett-Packard Co.	17,768
630	Intel Corp.	14,881
323	International Business Machines Corp.	35,740
334	Johnson & Johnson	20,207
130	Jones Lang LaSalle, Inc.	14,271
210	KLA-Tencor Corp.	11,926
337	Kraft Foods, Inc., Class A	11,037
180	Lam Research Corp. (a)	10,411
151	Leap Wireless International, Inc. (a)	13,348

JPMorgan Strategic Appreciation Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)

141	Lockheed Martin Corp.	13,886
292	Loews Corp.	13,841
158	Loews Corp. - Carolina Group	11,975
171	Manitowoc Co., Inc. (The)	13,282
88	Manpower, Inc.	6,956
256	Marathon Oil Corp.	14,131
303	McDonald's Corp.	14,505
140	Medco Health Solutions, Inc. (a)	11,378
181	MEMC Electronic Materials, Inc. (a)	11,099
504	Merck & Co., Inc.	25,024
160	Merrill Lynch & Co., Inc.	11,872
224	MetLife, Inc.	13,489
1,090	Microsoft Corp.	31,599
145	Molson Coors Brewing Co., Class B	12,896
122	National Oilwell Varco, Inc. (a)	14,653
159	Nationwide Financial Services, Inc.	9,049
535	News Corp., Class B	12,123
348	NVIDIA Corp. (a)	15,924
263	Occidental Petroleum Corp.	14,917
690	Oracle Corp. (a)	13,193
140	Overseas Shipholding Group, Inc.	10,863
136	PACCAR, Inc.	11,128
125	Parker-Hannifin Corp.	12,335
230	PepsiCo, Inc.	15,093
760	Pfizer, Inc.	17,868
282	PG&E Corp.	12,072
171	Phillips-Van Heusen Corp.	8,902
125	Precision Castparts Corp.	17,132
399	Procter & Gamble Co.	24,682
153	Prudential Financial, Inc.	13,560
190	Raytheon Co.	10,518
174	Reynolds American, Inc.	10,644
377	Safeway, Inc.	12,015
587	Schering-Plough Corp.	16,753
227	Sotheby's	9,704
150	Southern Copper Corp.	16,906
171	Starwood Hotels & Resorts Worldwide, Inc.	10,766
329	SUPERVALU, Inc.	13,709
172	Terex Corp. (a)	14,835
226	Tesoro Corp.	11,255
284	Thermo Fisher Scientific, Inc. (a)	14,828
216	Tidewater, Inc.	14,779
640	Time Warner, Inc.	12,326
194	Travelers Cos., Inc. (The)	9,851
510	Tyson Foods, Inc., Class A	10,863
98	Union Pacific Corp.	11,676
176	Valero Energy Corp.	11,794
270	Verizon Communications, Inc.	11,507
435	Walt Disney Co. (The)	14,355
131	WellPoint, Inc. (a)	9,841

JPMorgan Strategic Appreciation Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)

136	Woodward Governor Co.	7,854
268	Wyeth	13,003
550	Xcel Energy, Inc.	11,165
693	Xerox Corp. (a)	12,100
		1,622,743
	Total Common Stocks
	(Cost $3,447,138)	3,671,395

Preferred Stocks — 0.6%

Germany — 0.6%
178	Fresenius AG	14,120
10	Porsche AG	18,166
	Total Preferred Stocks
	(Cost $29,369)	32,286
Principal Amount

Convertible Bonds — 1.3%

Switzerland — 0.8%
15,000	Pargesa Holdings S.A., 1.75%, 06/15/14	12,202
EUR 18,000	UBS AG, 0.50%, 10/30/07	27,003
		39,205

United States — 0.5%
$23,000	Wyeth, FRN, 4.89%, 01/15/24	24,421
	Total Convertible Bonds
	(Cost $61,589)	63,626
	Total Long-Term Investments
	(Cost $3,538,096)	3,767,307

Short-Term Investments — 24.8%

Time Deposit — 22.3%
1,150,000	Rabobank International, 5.34%, 08/01/07	1,150,000
(Cost $1,150,000)

U.S. Treasury Obligation — 2.5%
130,000	U.S. Treasury Bill, 4.85%, 01/17/08 (k) (n)
	(Cost $127,104)	127,092

Total Short-Term Investments
(Cost $1,277,104)	1,277,092

Total Investments — 98.0%
(Cost $4,815,200)	5,044,399

Other Assets In Excess of Liabilities — 2.0%	102,588

NET ASSETS — 100.0%	$5,146,987

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2007
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Oil, Gas & Consumable Fuels	6.8%
Commercial Banks	5.6
Metals & Mining	5.0
Pharmaceuticals	4.2

JPMorgan Strategic Appreciation Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)

Insurance	4.1
Machinery	3.9
Automobiles	2.1
Diversified Telecommunication Services	2.1
Industrial Conglomerates	2.1
Computers & Peripherals	1.9
Semiconductors & Semiconductor Equipment	1.9
Capital Markets	1.8
Communications Equipment	1.7
Chemicals	1.6
Diversified Financial Services	1.5
Media	1.5
Real Estate Management & Development	1.4
Beverages	1.3
Tobacco	1.2
Wireless Telecommunication Services	1.2
Household Durables	1.2
Electronic Equipment & Instruments	1.1
Aerospace & Defense	1.1
Food Products	1.0
Multi-Utilities	1.0
Short-Term Investments	25.3
Other (less than 1.0%)	16.4

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 07/31/07	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1	Topix Index	September, 2007	$144,051	$(7,118)
1	S&P 500 Index	September, 2007	365,475	(19,405)
	Short Futures Outstanding
-13	Dow Jones Euro Stoxx 50	September, 2007	(769,776)	23,840
-1	FTSE 100 Index	September, 2007	(129,046)	4,761
-1	Russell 2000 Index	September, 2007	(390,500)	22,370
-14	S&P 500 Index	September, 2007	(1,023,330)	35,193
				$59,641

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/07	NET UNREALIZED APPRECIATION (DEPRECIATION)
27,984	CAD	09/27/07	$27,000	$26,262	$(738)
14,946	CHF	09/27/07	12,454	12,490	36
20,000	EUR	09/27/07	27,369	27,412	43
15,000	GBP	09/27/07	29,790	30,441	651
160,731	HKD	09/27/07	20,589	20,573	(16)
9,500,000	JPY	09/27/07	77,971	80,781	2,810
88,885	NOK	09/27/07	15,319	15,261	(58)
13,743	SGD	09/27/07	9,004	9,107	103
			$219,496	$222,327	$2,831

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/07	NET UNREALIZED APPRECIATION (DEPRECIATION)
17,708	AUD	09/27/07	$14,985	$15,065	$(80)

JPMorgan Strategic Appreciation Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)

135,407	CAD	09/27/07	127,437	127,075	362
152,000	CHF	09/27/07	123,983	127,012	(3,029)
26,000	DKK	09/27/07	4,702	4,789	(87)
606,198	EUR	09/27/07	816,321	830,857	(14,536)
179,936	GBP	09/27/07	358,595	365,166	(6,571)
295,244	HKD	09/27/07	37,868	37,789	79
54,226,366	JPY	09/27/07	442,386	461,104	(18,718)
230,000	NOK	09/27/07	37,793	39,489	(1,696)
175,000	SEK	09/27/07	25,353	26,041	(688)
24,717	SGD	09/27/07	16,194	16,377	(183)
			$2,005,617	$2,050,764	$(45,147)

ABBREVIATIONS:

(a)	Non-income producing security.

(e)

Security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(l)	All or a portion of these securities are segregated for current or potential holdings with the custodian for forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CVA	Dutch Certification
DKK	Danish Krone
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

As of July 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$305,420
Aggregate gross unrealized depreciation	(76,221)
Net unrealized appreciation/depreciation	$229,199

Federal income tax cost of investments	$4,815,200

JPMorgan Strategic Preservation Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)

Shares	Security Description	Value ($)

Long-Term Investments — 43.3% (l)

Common Stocks — 25.9%

Australia — 0.7%
1,341	Asciano Group (a)	10,880
785	Brambles Ltd. (a)	7,310
1,341	Toll Holdings Ltd.	16,045
		34,235

Austria — 0.4%
321	OMV AG	19,943

Bermuda — 0.2%
2,232	Golden Ocean Group Ltd.	10,120

Canada — 1.0%
257	Agrium, Inc.	10,805
1,793	Uranium One, Inc. (a)	20,791
1,660	Yamana Gold, Inc.	18,376
		49,972

China — 1.0%
26,000	China Construction Bank Corp., Class H	19,280
15,000	Golden Eagle Retail Group Ltd.	13,020
4,800	Guangzhou R&F Properties Co., Ltd.	17,664
		49,964

Denmark — 0.4%
193	Novo Nordisk A/S, Class B	20,250

France — 1.7%
185	BNP Paribas	20,336
274	Groupe Danone	20,135
538	Rhodia S.A. (a)	24,327
228	Sanofi-Aventis	19,098
		83,896

Germany — 1.9%
179	Continental AG	25,876
372	Merck KGaA	46,232
430	SAP AG	23,223
		95,331

Greece — 0.5%
1,164	Sidenor Steel Production & Manufacturing Co. S.A.	23,274

Hong Kong — 2.0%
1,000	Cheung Kong Holdings Ltd.	14,032
1,500	China Mobile Ltd.	17,235
8,000	China Resources Power Holdings Co.	20,420
800	Jardine Matheson Holdings Ltd.	19,211
11,000	Pacific Basin Shipping Ltd.	16,074
1,500	Swire Pacific Ltd., Class A	16,978
		103,950

Israel — 0.5%
3,686	Makhteshim-Agan Industries Ltd.	26,714

Italy — 1.2%

JPMorgan Strategic Preservation Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)

4,097	Intesa Sanpaolo S.p.A.	30,993
833	Saipem S.p.A.	29,742
		60,735

Japan — 1.8%
1,000	Mitsui & Co., Ltd.	23,501
1,000	Mitsui Fudosan Co., Ltd.	26,110
200	Nidec Corp.	13,239
4	Risa Partners, Inc.	9,394
210	Yamada Denki Co., Ltd.	20,866
		93,110

Malaysia — 0.3%
9,700	IOI Corp BHD	14,725

Netherlands — 0.6%
481	Fugro N.V. CVA	32,008

Norway — 0.5%
594	Norsk Hydro ASA	22,863

South Africa — 0.4%
149	Anglo Platinum Ltd.	20,429

Switzerland — 0.5%
1,040	ABB Ltd.	25,011

Taiwan — 1.1%
929	HON HAI Precision Industry Co., Ltd. GDR, Reg. S	15,404
1,050	MediaTek, Inc.	18,719
2,374	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	24,096
		58,219

United Kingdom — 4.2%
1,910	BG Group plc	31,069
4,040	BT Group plc	25,604
1,590	Hunting plc	23,874
254	Lonmin plc	17,802
2,367	Northumbrian Water Group plc	14,478
723	Scottish & Southern Energy plc	21,125
718	Shire plc ADR	17,593
754	Standard Chartered plc	24,654
531	Vedanta Resources plc	18,993
3,345	Wm Morrison Supermarkets plc	20,377
		215,569

United States — 5.0%
128	Bunge Ltd.	11,598
84	Deere & Co.	10,115
43	Google, Inc., Class A (a)	21,930
206	Hartford Financial Services Group, Inc.	18,925
206	Johnson Controls, Inc.	23,309
436	Merck & Co., Inc.	21,647
163	Monsanto Co.	10,505
291	Mosaic Co. (The) (a)	10,930
794	News Corp., Class B	17,992
1,061	Oracle Corp. (a)	20,286
316	Procter & Gamble Co.	19,548
310	United Technologies Corp.	22,621

JPMorgan Strategic Preservation Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)

600	Verizon Communications, Inc.	25,572
880	Yahoo!, Inc. (a)	20,460
		255,438
	Total Common Stocks
	(Cost $1,277,248)	1,315,756
Principal
Amount

Convertible Bonds — 1.9%

France — 0.1%
EUR	4,700	Rhodia S.A., 0.50%, 01/01/14	2,861

Switzerland — 0.7%
CHF	15,000	Pargesa Holdings S.A., 1.75%, 06/15/14	12,202
EUR	18,000	UBS AG, 0.50%, 10/30/07	27,003
			39,205

United States — 1.1%
$30,000	Teva Pharmaceutical Finance LLC, Series C, 0.25%, 02/01/26	30,300
23,000	Wyeth, FRN, 4.89%, 01/15/24	24,421
		54,721
	Total Convertible Bonds
	(Cost $90,952)	96,787

U.S. Treasury Obligations — 15.5%
	U.S. Treasury Notes,
200,000	2.63%, 05/15/08	196,516
300,000	3.38%, 09/15/09	292,898
300,000	4.00%, 04/15/10	295,899
	Total U.S. Treasury Obligations
	(Cost $778,920)	785,313
	Total Long-Term Investments
	(Cost $2,147,120)	2,197,856

Short-Term Investments — 53.8%

Time Deposit — 18.7%
950,000	Rabobank International, 5.34%, 08/01/07	950,000
(Cost $950,000)

U.S. Treasury Obligations — 35.1%
	U.S. Treasury Bills
300,000	4.44%, 09/13/07 (n)	298,354
300,000	4.59%, 10/25/07 (n)	296,803
300,000	4.60%, 10/04/07 (n)	297,448
300,000	4.62%, 11/01/07 (n)	296,331
300,000	4.69%, 11/23/07 (n)	295,459
300,000	4.74%, 12/06/07 (n)	294,957
	(Cost $1,780,056)	1,779,352
	Total Short Term Investments
	(Cost $2,730,056)	2,729,352

Total Investments — 97.1%
(Cost $4,877,176)	4,927,208

Other Assets in Excess of Liabilities — 2.9%	146,446

NET ASSETS — 100.0%	$5,073,654

JPMorgan Strategic Preservation Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)

Percentages indicated are based on net assets.

Futures Contracts

				Unrealized
			Notational Value at	Appreciation
Number of Contracts	Description	Expiration Date	39294	(Depreciation)
	Long Futures Outstanding
4	Euro-BOBL	September, 2007	$585,897	$2,353
2	Euro-Bund	September, 2007	308,518	267
	Short Futures Outstanding
(1)	10 Year U.S. Treasury Notes	September, 2007	(107,422)	(2,956)
(6)	Dow Jones Euro Stoxx 50	September, 2007	(355,281)	9,771
(1)	FTSE 100 Index	September, 2007	(129,046)	4,761
(2)	S & P 500 Index	September, 2007	146,190	3,580
				$17,776

Summary of Investments by Industry, July 31, 2007
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments.

INDUSTRY	PERCENTAGE

U.S. Treasury Obligations	15.9%
Pharmaceuticals	3.0
Metals & Mining	2.0
Oil, Gas & Consumable Fuels	2.0
Commercial Banks	1.9
Chemicals	1.7
Energy Equipment & Services	1.3
Real Estate Management & Development	1.2
Diversified Telecommunication Services	1.0
Auto Components	1.0
Short Term Investments	55.4
Other (less than 1.0%)	13.6

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/07	NET UNREALIZED APPRECIATION (DEPRECIATION)
12,389	CAD	09/07/07	$11,698	$11,623	$(75)
56,830	EUR	09/07/07	77,839	77,850	11
7,369	GBP	09/07/07	14,641	14,960	319
226,948	HKD	09/07/07	29,093	29,033	(60)
7,565,973	JPY	09/07/07	61,878	64,186	2,308
			$195,149	$197,652	$2,503

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/07	NET UNREALIZED APPRECIATION (DEPRECIATION)
29,919	AUD	09/06/07	$25,018	$25,471	$(453)
53,425	CAD	09/07/07	50,507	50,122	385
31,448	CHF	09/07/07	25,490	26,241	(751)
309,352	EUR	09/07/07	419,227	423,772	(4,545)
123,000	GBP	09/07/07	244,984	249,693	(4,709)

JPMorgan Strategic Preservation Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)

836,908	HKD	09/07/07	107,361	107,062	299
104,382	ILS	09/07/07	25,810	24,154	1,656
18,307,624	JPY	09/07/07	152,195	155,313	(3,118)
60,529	NOK	09/07/07	10,140	10,389	(249)
99,763	ZAR	09/07/07	13,833	13,874	(41)
			$1,074,565	$1,086,091	$(11,526)

ABBREVIATIONS:

(a)	Non-income producing security.

(l)	All or a portion of these securities are segregated for current or potential holdings with the custodian for forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.
ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CVA	Dutch Certificate
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
ZAR	South African Rand

As of July 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$100,227
Aggregate gross unrealized depreciation	(50,195)
Net unrealized appreciation/depreciation	$50,032

Federal income tax cost of investments	$4,877,176

JPMorgan Tax Aware Core Equity Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 99.0%

Common Stocks — 99.0%

Aerospace & Defense — 4.3%
17	Boeing Co.	1,750
31	Raytheon Co.	1,727
30	United Technologies Corp.	2,192
		5,669

Air Freight & Logistics — 0.5%
6	FedEx Corp.	652

Auto Components — 1.6%
18	Johnson Controls, Inc.	2,091

Beverages — 1.2%
17	Coca-Cola Co. (The)	911
8	Molson Coors Brewing Co., Class B	716
		1,627

Biotechnology — 0.9%
21	Amgen, Inc. (a)	1,146

Capital Markets — 1.4%
19	Morgan Stanley	1,187
42	TD AMERITRADE Holding Corp. (a)	710
		1,897

Chemicals — 2.0%
17	Praxair, Inc.	1,330
23	Rohm & Haas Co.	1,311
		2,641

Commercial Banks — 2.5%
33	Wachovia Corp.	1,569
50	Wells Fargo & Co.	1,688
		3,257

Communications Equipment — 4.9%
127	Cisco Systems, Inc. (a)	3,679
76	Corning, Inc. (a)	1,807
25	QUALCOMM, Inc.	1,044
		6,530

Computers & Peripherals — 7.0%
6	Apple, Inc. (a)	851
80	Dell, Inc. (a)	2,247
76	Hewlett-Packard Co.	3,491
24	International Business Machines Corp.	2,680
		9,269

Construction Materials — 0.8%
32	Cemex S.A.B. de C.V. ADR (Mexico) (a)	1,041

Consumer Finance — 2.3%
29	American Express Co.	1,701
19	Capital One Financial Corp.	1,376
		3,077

Diversified Financial Services — 6.0%

JPMorgan Tax Aware Core Equity Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

67	Bank of America Corp.	3,172
16	CIT Group, Inc.	670
88	Citigroup, Inc.	4,093
		7,935

Diversified Telecommunication Services — 1.9%
59	Verizon Communications, Inc.	2,498

Electric Utilities — 2.0%
21	American Electric Power Co., Inc.	922
33	Edison International	1,744
		2,666

Electronic Equipment & Instruments — 0.3%
10	Tyco Electronics Ltd. (a)	341

Energy Equipment & Services — 2.1%
15	Baker Hughes, Inc.	1,154
17	Schlumberger Ltd.	1,572
		2,726

Food & Staples Retailing — 4.4%
25	CVS/Caremark Corp.	889
43	Safeway, Inc.	1,383
78	Wal-Mart Stores, Inc.	3,573
		5,845

Food Products — 0.7%
27	Kraft Foods, Inc., Class A	897

Health Care Equipment & Supplies — 1.0%
17	Baxter International, Inc.	919
10	Covidien Ltd. (Bermuda) (a)	390
		1,309

Health Care Providers & Services — 2.6%
34	Cardinal Health, Inc.	2,258
16	WellPoint, Inc. (a)	1,231
		3,489

Hotels, Restaurants & Leisure — 3.0%
44	McDonald's Corp.	2,106
24	Royal Caribbean Cruises Ltd.	923
30	Wyndham Worldwide Corp. (a)	1,015
		4,044

Household Products — 1.4%
30	Procter & Gamble Co.	1,885

Industrial Conglomerates — 2.4%
71	General Electric Co.	2,735
10	Tyco International Ltd.	450
		3,185

Insurance — 4.9%
18	Allstate Corp. (The)	963
17	AMBAC Financial Group, Inc.	1,114
47	Genworth Financial, Inc., Class A	1,429
15	Hartford Financial Services Group, Inc.	1,408
30	Travelers Cos., Inc. (The)	1,531
		6,445

Internet Software & Services — 1.0%

JPMorgan Tax Aware Core Equity Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

56	Yahoo!, Inc. (a)	1,293

Machinery — 1.6%
11	Caterpillar, Inc.	859
26	Dover Corp.	1,334
		2,193

Media — 5.8%
113	Comcast Corp., Special Class A (a)	2,969
126	News Corp., Class A	2,653
2	News Corp., Class B	43
108	Time Warner, Inc.	2,082
		7,747

Multiline Retail — 0.8%
15	J.C. Penney Co., Inc.	1,042

Oil, Gas & Consumable Fuels — 8.3%
22	Chevron Corp.	1,842
11	Devon Energy Corp.	843
107	El Paso Corp.	1,777
46	Exxon Mobil Corp.	3,878
13	Marathon Oil Corp.	704
35	Occidental Petroleum Corp.	1,984
		11,028

Pharmaceuticals — 7.2%
22	Abbott Laboratories	1,123
11	Johnson & Johnson	683
50	Merck & Co., Inc.	2,502
119	Pfizer, Inc.	2,801
10	Sepracor, Inc. (a)	279
43	Wyeth	2,101
		9,489

Road & Rail — 1.8%
44	Norfolk Southern Corp.	2,361

Semiconductors & Semiconductor Equipment — 1.1%
61	Altera Corp.	1,404

Software — 4.4%
160	Microsoft Corp.	4,634
60	Oracle Corp. (a)	1,138
		5,772

Specialty Retail — 1.1%
41	Home Depot, Inc.	1,529

Thrifts & Mortgage Finance — 1.2%
29	Freddie Mac	1,640

Tobacco — 2.0%
40	Altria Group, Inc.	2,690

Wireless Telecommunication Services — 0.6%
37	Sprint Nextel Corp.	752
	Total Long-Term Investments
	(Cost $96,696)	131,102

Short-Term Investment — 0.5%

Investment Company — 0.5%
632	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)

JPMorgan Tax Aware Core Equity Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

(Cost $632)	632

Total Investments — 99.5%
(Cost $97,328)	131,734

Other Assets in Excess of Liabilities — 0.5%	674

NET ASSETS — 100.0%	$132,408

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered
under the Investment Company Act of 1940, as amended,
and advised by J.P. Morgan Investment Management Inc.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt

As of July 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,179
Aggregate gross unrealized depreciation	(1,773)
Net unrealized appreciation/depreciation	$34,406

Federal income tax cost of investments	$97,328

JPMorgan Tax Aware Disciplined Equity Fund
Schedule of Portfolio of Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 99.3%

Common Stocks — 99.3%

Aerospace & Defense — 2.6%
8	General Dynamics Corp.	615
7	Goodrich Corp.	440
39	Honeywell International, Inc.	2,236
14	Lockheed Martin Corp.	1,341
87	Northrop Grumman Corp.	6,651
93	United Technologies Corp.	6,810
		18,093

Auto Components — 1.2%
75	Johnson Controls, Inc.	8,479

Beverages — 1.1%
98	Coca-Cola Co. (The)	5,083
43	PepsiCo, Inc.	2,789
		7,872

Biotechnology — 0.7%
65	Amgen, Inc. (a)	3,473
29	Celgene Corp. (a)	1,726
		5,199

Capital Markets — 4.0%
110	Bank of New York Mellon Corp. (The)	4,685
25	E*Trade Financial Corp. (a)	456
43	Franklin Resources, Inc.	5,528
26	Goldman Sachs Group, Inc. (The)	4,859
11	Merrill Lynch & Co., Inc.	833
129	Morgan Stanley	8,213
56	State Street Corp.	3,752
		28,326

Chemicals — 2.2%
42	Air Products & Chemicals, Inc.	3,658
82	Dow Chemical Co. (The)	3,575
22	PPG Industries, Inc.	1,670
38	Praxair, Inc.	2,879
61	Rohm & Haas Co.	3,443
		15,225

Commercial Banks — 3.8%
15	Comerica, Inc.	790
83	TCF Financial Corp.	2,040
266	U.S. Bancorp	7,958
221	Wachovia Corp.	10,421
159	Wells Fargo & Co.	5,384
		26,593

Communications Equipment — 4.7%
489	Cisco Systems, Inc. (a)	14,143
204	Corning, Inc. (a)	4,854
22	Juniper Networks, Inc. (a)	646

JPMorgan Tax Aware Disciplined Equity Fund
Schedule of Portfolio of Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

176	Motorola, Inc.	2,989
254	QUALCOMM, Inc.	10,598
		33,230

Computers & Peripherals — 4.2%
36	Apple, Inc. (a)	4,700
19	Dell, Inc. (a)	526
66	EMC Corp. (a)	1,214
157	Hewlett-Packard Co.	7,234
128	International Business Machines Corp.	14,141
19	NCR Corp. (a)	1,003
6	Network Appliance, Inc. (a)	182
193	Sun Microsystems, Inc. (a)	985
		29,985

Consumer Finance — 0.3%
6	American Express Co.	325
8	Capital One Financial Corp.	573
64	Discover Financial Services (a)	1,482
		2,380

Containers & Packaging — 0.1%
11	Temple-Inland, Inc.	662

Diversified Financial Services — 5.3%
349	Bank of America Corp.	16,558
64	CIT Group, Inc.	2,615
388	Citigroup, Inc.	18,084
		37,257

Diversified Telecommunication Services — 3.4%
334	AT&T, Inc.	13,079
254	Verizon Communications, Inc.	10,818
		23,897

Electric Utilities — 2.8%
104	American Electric Power Co., Inc.	4,502
66	Duke Energy Corp.	1,119
91	Edison International	4,795
52	FirstEnergy Corp.	3,182
102	Northeast Utilities	2,777
46	Pinnacle West Capital Corp.	1,734
123	Sierra Pacific Resources (a)	1,953
		20,062

Electrical Equipment — 0.6%
57	Rockwell Automation, Inc.	4,003

Electronic Equipment & Instruments — 0.2%
41	Tyco Electronics Ltd. (a)	1,473

Energy Equipment & Services — 2.3%
37	Baker Hughes, Inc.	2,897
15	BJ Services Co.	388
8	Cameron International Corp. (a)	587
102	Schlumberger Ltd.	9,679
47	Weatherford International Ltd. (a)	2,573
		16,124

Food & Staples Retailing — 0.5%

JPMorgan Tax Aware Disciplined Equity Fund
Schedule of Portfolio of Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

27	Safeway, Inc.	848
56	SYSCO Corp.	1,775
13	Wal-Mart Stores, Inc.	579
		3,202

Food Products — 1.4%
29	General Mills, Inc.	1,624
30	H.J. Heinz Co.	1,330
13	Kellogg Co.	684
189	Kraft Foods, Inc.,	6,190
		9,828

Health Care Equipment & Supplies — 1.3%
102	Baxter International, Inc.	5,390
21	Becton, Dickinson & Co.	1,577
41	Covidien Ltd. (Bermuda) (a)	1,684
11	Zimmer Holdings, Inc. (a)	824
		9,475

Health Care Providers & Services — 3.0%
69	Aetna, Inc.	3,324
78	Cigna Corp.	4,006
13	McKesson Corp.	750
105	UnitedHealth Group, Inc.	5,082
107	WellPoint, Inc. (a)	8,051
		21,213

Hotels, Restaurants & Leisure — 1.1%
35	Carnival Corp.	1,552
20	Hilton Hotels Corp.	867
70	McDonald's Corp.	3,360
5	Starwood Hotels & Resorts Worldwide, Inc.	321
16	Wyndham Worldwide Corp. (a)	525
27	Yum! Brands, Inc.	867
		7,492

Household Durables — 0.1%
6	Centex Corp.	208
4	D.R. Horton, Inc.	65
31	Toll Brothers, Inc. (a)	675
		948

Household Products — 2.7%
17	Colgate-Palmolive Co.	1,128
284	Procter & Gamble Co.	17,588
		18,716

Industrial Conglomerates — 3.9%
28	3M Co.	2,508
599	General Electric Co.	23,225
41	Tyco International Ltd.	1,944
		27,677

Insurance — 4.4%
76	AMBAC Financial Group, Inc.	5,125
36	American International Group, Inc.	2,313
17	Assurant, Inc.	884
56	Axis Capital Holdings Ltd. (Bermuda)	2,078

JPMorgan Tax Aware Disciplined Equity Fund
Schedule of Portfolio of Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

29	Chubb Corp.	1,447
181	Genworth Financial, Inc., Class A	5,533
32	Hartford Financial Services Group, Inc.	2,975
55	Lincoln National Corp.	3,311
63	MBIA, Inc.	3,525
31	MetLife, Inc.	1,890
11	Protective Life Corp.	478
30	Travelers Cos., Inc. (The)	1,546
		31,105

Internet & Catalog Retail — 0.1%
15	Expedia, Inc. (a)	399

Internet Software & Services — 1.9%
118	eBay, Inc. (a)	3,813
16	Google, Inc., Class A (a)	7,985
56	Yahoo!, Inc. (a)	1,295
		13,093

Machinery — 2.1%
52	Caterpillar, Inc.	4,090
30	Eaton Corp.	2,962
56	Illinois Tool Works, Inc.	3,102
87	Ingersoll-Rand Co. Ltd., Class A (Bermuda)	4,390
5	SPX Corp.	462
		15,006

Media — 3.1%
122	CBS Corp., Class B	3,883
7	Citadel Broadcasting Corp.	33
20	Clear Channel Communications, Inc.	727
2	Comcast Corp., Class A (a)	42
130	Comcast Corp., Special Class A (a)	3,399
18	EchoStar Communications Corp., Class A (a)	756
6	Idearc, Inc.	199
245	News Corp., Class A	5,172
127	Time Warner, Inc.	2,445
71	Viacom, Inc., Class B (a)	2,722
86	Walt Disney Co. (The)	2,841
		22,219

Metals & Mining — 0.9%
74	Alcoa, Inc.	2,837
39	United States Steel Corp.	3,866
		6,703

Multi-Utilities — 0.9%
155	CMS Energy Corp.	2,509
17	Dominion Resources, Inc.	1,411
4	PG&E Corp.	179
116	Xcel Energy, Inc.	2,352
		6,451

Multiline Retail — 2.2%
69	J.C. Penney Co., Inc.	4,704
62	Kohl's Corp. (a)	3,798
34	Macy's, Inc.	1,219

JPMorgan Tax Aware Disciplined Equity Fund
Schedule of Portfolio of Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

92	Target Corp.	5,597
15,318

Oil, Gas & Consumable Fuels — 8.4%
4	Anadarko Petroleum Corp.	211
6	Apache Corp.	464
42	Chevron Corp.	3,565
141	ConocoPhillips	11,418
39	Devon Energy Corp.	2,912
41	EOG Resources, Inc.	2,860
303	Exxon Mobil Corp.	25,809
107	Marathon Oil Corp.	5,906
16	Occidental Petroleum Corp.	919
16	Sunoco, Inc.	1,094
51	Valero Energy Corp.	3,412
7	XTO Energy, Inc.	388
		58,958

Paper & Forest Products — 0.3%
108	Domtar Corp. (Canada) (a)	1,029
14	Weyerhaeuser Co.	1,015
		2,044

Personal Products — 0.1%
12	Avon Products, Inc.	436

Pharmaceuticals — 7.1%
222	Abbott Laboratories	11,246
46	Johnson & Johnson	2,788
266	Merck & Co., Inc.	13,192
219	Pfizer, Inc.	5,144
323	Schering-Plough Corp.	9,226
10	Sepracor, Inc. (a)	272
176	Wyeth	8,530
		50,398

Real Estate Investment Trusts (REITs) — 0.9%
10	Apartment Investment & Management Co.	405
1	Boston Properties, Inc.	47
46	Hospitality Properties Trust	1,779
41	Host Hotels & Resorts, Inc.	859
37	ProLogis	2,081
11	Simon Property Group, Inc.	917
13	Ventas, Inc.	434
		6,522

Road & Rail — 2.1%
30	Burlington Northern Santa Fe Corp.	2,497
91	CSX Corp.	4,325
143	Norfolk Southern Corp.	7,672
		14,494

Semiconductors & Semiconductor Equipment — 1.9%
183	Altera Corp.	4,255
11	Broadcom Corp., Class A (a)	366
10	Intersil Corp., Class A	279
70	Linear Technology Corp.	2,506

JPMorgan Tax Aware Disciplined Equity Fund
Schedule of Portfolio of Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

61	Texas Instruments, Inc.	2,161
154	Xilinx, Inc.	3,840
		13,407

Software — 3.1%
3	Adobe Systems, Inc. (a)	125
534	Microsoft Corp.	15,491
336	Oracle Corp. (a)	6,427
		22,043

Specialty Retail — 1.9%
26	Abercrombie & Fitch Co., Class A	1,824
22	Bed Bath & Beyond, Inc. (a)	752
30	Best Buy Co., Inc.	1,355
75	Home Depot, Inc.	2,792
104	Lowe's Cos., Inc.	2,902
168	Staples, Inc.	3,866
		13,491

Textiles, Apparel & Luxury Goods — 1.0%
79	Coach, Inc. (a)	3,611
61	Nike, Inc., Class B	3,462
		7,073

Thrifts & Mortgage Finance — 1.1%
126	Countrywide Financial Corp.	3,537
40	Fannie Mae	2,387
47	Washington Mutual, Inc.	1,756
		7,680

Tobacco — 1.6%
166	Altria Group, Inc.	11,009

Wireless Telecommunication Services — 0.7%
33	Crown Castle International Corp. (a)	1,178
167	Sprint Nextel Corp.	3,435
		4,613
	Total Common Stocks
	(Cost $568,365)	699,873
No. of Warrants

Warrant — 0.0% (g)

Communications Equipment — 0.0% (g)
11	Alcatel-Lucent, expiring 12/10/07 (Strike price $2.75) (a)
	(Cost $ 0)	1
	Total Long-Term Investments
	(Cost $ 568,365)	699,874
Shares

Short-Term Investment — 0.2%

Investment Company — 0.2%
1,671	JPMorgan Prime Money Market Fund, Institutional Class (b)
	(Cost $1,671)	1,671

Total Investments — 99.5%
(Cost $570,036)	701,545

Other Assets In Excess of Liabilities — 0.5%	3,331

NET ASSETS — 100.0%	$704,876

JPMorgan Tax Aware Disciplined Equity Fund
Schedule of Portfolio of Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(g)	Amount rounds to less than 0.1%.

As of July 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$137,761
Aggregate gross unrealized depreciation	(6,252)
Net unrealized appreciation/depreciation	$131,509

Federal income tax cost of investments	$570,036

JPMorgan Tax Aware Diversified Equity Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long -Term Investments — 99.5%

Common Stocks — 99.5%

Aerospace & Defense — 4.9%
16	Lockheed Martin Corp.	1,577
35	Northrop Grumman Corp.	2,663
24	Raytheon Co.	1,345
52	United Technologies Corp.	3,822
		9,407

Auto Components — 1.7%
29	Johnson Controls, Inc.	3,250

Beverages — 1.0%
29	PepsiCo, Inc.	1,873

Biotechnology — 1.2%
25	Amgen, Inc. (a)	1,354
27	Gilead Sciences, Inc. (a)	1,010
		2,364

Capital Markets — 2.6%
16	Goldman Sachs Group, Inc. (The)	2,926
9	Morgan Stanley	580
23	State Street Corp.	1,541
		5,047

Chemicals — 2.1%
9	Air Products & Chemicals, Inc.	772
7	Dow Chemical Co. (The)	304
6	PPG Industries, Inc.	436
22	Praxair, Inc.	1,669
16	Rohm & Haas Co.	916
		4,097

Commercial Banks — 3.1%
9	Comerica, Inc.	458
90	U.S. Bancorp	2,703
28	Wachovia Corp.	1,305
46	Wells Fargo & Co.	1,541
		6,007

Communications Equipment — 6.0%
175	Cisco Systems, Inc. (a)	5,048
120	Corning, Inc. (a)	2,857
5	Juniper Networks, Inc. (a)	157
83	QUALCOMM, Inc.	3,470
		11,532

Computers & Peripherals — 4.0%
54	Hewlett-Packard Co.	2,473
38	International Business Machines Corp.	4,249
12	NCR Corp. (a)	615
76	Sun Microsystems, Inc. (a)	387
		7,724

Consumer Finance — 1.2%

JPMorgan Tax Aware Diversified Equity Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

32	Capital One Financial Corp.	2,298
5	Discover Financial Services (a)	105
		2,403

Containers & Packaging — 0.2%
8	Temple-Inland, Inc.	472

Diversified Financial Services — 6.2%
112	Bank of America Corp.	5,311
29	CIT Group, Inc.	1,184
117	Citigroup, Inc.	5,432
		11,927

Diversified Telecommunication Services — 3.5%
107	AT&T, Inc.	4,182
3	Embarq Corp.	171
54	Verizon Communications, Inc.	2,318
		6,671

Electric Utilities — 1.5%
13	American Electric Power Co., Inc.	552
25	Edison International	1,323
6	FPL Group, Inc.	371
15	Pinnacle West Capital Corp.	573
		2,819

Electronic Equipment & Instruments — 0.4%
21	Tyco Electronics Ltd. (a)	744

Energy Equipment & Services — 1.4%
9	Baker Hughes, Inc.	731
10	Cameron International Corp. (a)	809
12	Schlumberger Ltd.	1,089
		2,629

Food & Staples Retailing — 1.0%
43	Wal-Mart Stores, Inc.	1,981

Food Products — 0.8%
3	Archer-Daniels-Midland Co.	90
43	Kraft Foods, Inc., Class A	1,402
		1,492

Health Care Equipment & Supplies — 0.8%
14	Baxter International, Inc.	750
21	Covidien Ltd. (Bermuda) (a)	850
		1,600

Health Care Providers & Services — 3.5%
51	Aetna, Inc.	2,442
28	Cigna Corp.	1,459
4	McKesson Corp.	243
33	WellPoint, Inc. (a)	2,497
		6,641

Hotels, Restaurants & Leisure — 1.4%
9	Carnival Corp.	410
33	McDonald's Corp.	1,568
4	Starwood Hotels & Resorts Worldwide, Inc.	238
15	Yum! Brands, Inc.	466
		2,682

JPMorgan Tax Aware Diversified Equity Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

Household Products — 3.4%
106	Procter & Gamble Co.	6,569

Industrial Conglomerates — 2.6%
104	General Electric Co.	4,042
21	Tyco International Ltd.	982
		5,024

Insurance — 4.5%
2	Allstate Corp. (The)	109
27	AMBAC Financial Group, Inc.	1,793
14	American International Group, Inc.	900
12	Assurant, Inc.	627
14	Genworth Financial, Inc., Class A	434
23	Hartford Financial Services Group, Inc.	2,115
16	MBIA, Inc.	884
13	MetLife, Inc.	795
4	Protective Life Corp.	181
18	Travelers Cos., Inc. (The)	896
		8,734

Internet Software & Services — 1.6%
43	eBay, Inc. (a)	1,407
3	Google, Inc., Class A (a)	1,721
		3,128

Machinery — 1.5%
5	Danaher Corp.	376
1	Deere & Co.	78
19	Eaton Corp.	1,894
8	Illinois Tool Works, Inc.	458
		2,806

Media — 2.9%
5	CBS Corp., Class B	145
3	Citadel Broadcasting Corp.	16
4	Comcast Corp., Special Class A (a)	99
16	DIRECTV Group, Inc. (The) (a)	360
1	Idearc, Inc.	19
152	News Corp., Class A	3,213
11	Time Warner, Inc.	212
5	Viacom, Inc., Class B (a)	180
41	Walt Disney Co. (The)	1,350
		5,594

Metals & Mining — 1.5%
18	Alcoa, Inc.	688
23	United States Steel Corp.	2,279
		2,967

Multi-Utilities — 1.8%
33	CMS Energy Corp.	531
3	Dominion Resources, Inc.	284
45	PG&E Corp.	1,911
40	Xcel Energy, Inc.	812
		3,538

Multiline Retail — 2.3%

JPMorgan Tax Aware Diversified Equity Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

20	J.C. Penney Co., Inc.	1,334
7	Kohl's Corp. (a)	423
16	Macy's, Inc.	568
34	Target Corp.	2,059
		4,384

Oil, Gas & Consumable Fuels — 9.8%
14	Anadarko Petroleum Corp.	698
41	Chevron Corp.	3,496
30	ConocoPhillips	2,393
28	Devon Energy Corp.	2,107
120	Exxon Mobil Corp.	10,198
		18,892

Pharmaceuticals — 6.7%
45	Abbott Laboratories	2,306
11	Johnson & Johnson	672
61	Merck & Co., Inc.	3,019
65	Pfizer, Inc.	1,521
73	Schering-Plough Corp.	2,084
16	Sepracor, Inc. (a)	456
59	Wyeth	2,867
		12,925

Real Estate Investment Trusts (REITs) — 0.7%
21	Host Hotels & Resorts, Inc.	451
15	ProLogis	848
		1,299

Road & Rail — 1.3%
10	Burlington Northern Santa Fe Corp.	821
22	CSX Corp.	1,056
11	Norfolk Southern Corp.	602
		2,479

Semiconductors & Semiconductor Equipment — 1.8%
71	Altera Corp.	1,653
19	Broadcom Corp., Class A (a)	634
27	Intel Corp.	641
10	Intersil Corp., Class A	292
7	Linear Technology Corp.	242
		3,462

Software — 2.8%
122	Microsoft Corp.	3,548
97	Oracle Corp. (a)	1,846
		5,394

Specialty Retail — 0.8%
10	Abercrombie & Fitch Co., Class A	677
17	Bed Bath & Beyond, Inc. (a)	583
11	Lowe's Cos., Inc.	307
		1,567

Textiles, Apparel & Luxury Goods — 1.4%
8	Coach, Inc. (a)	341
42	Nike, Inc., Class B	2,388
		2,729

JPMorgan Tax Aware Diversified Equity Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

Thrifts & Mortgage Finance — 0.9%
51	Countrywide Financial Corp.	1,448
4	Fannie Mae	209
4	Washington Mutual, Inc.	159
		1,816

Tobacco — 2.3%
66	Altria Group, Inc.	4,418

Wireless Telecommunication Services — 0.4%
36	Sprint Nextel Corp.	731

Total Common Stocks
(Cost $102,666)	191,818

No. of Warrants

Warrant — 0.0% (g)

Communications Equipment — 0.0% (g)
- (h)	Alcatel-Lucent, expiring 12/10/07 (a)	- (h)
(Cost $0)

Total Long-Term Investments
	(Cost $102,666)	191,818
Shares

Short-Term Investment — 0.9%

Investment Company — 0.9%
1,648	JPMorgan Prime Money Market Fund, Institutional Class (b)
	(Cost $1,648)	1,648

Total Investments — 100.4%
(Cost $104,314)	193,466

Liabilities in Excess of Other Assets — (0.4)%	(752)

NET ASSETS — 100.0%	$192,714

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a) – Non-income producing security.

(b) – Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(g) – Amount rounds to less than 0.1%.

(h) – Amount rounds to less than one thousand.

As of July 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$89,220
Aggregate gross unrealized depreciation	$(68)
Net unrealized appreciation/depreciation	$89,152

Federal income tax cost of investments	$104,314

JPMorgan Tax Aware Enhanced Income Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 32.8%

Collateralized Mortgage Obligations — 3.4%

Agency CMO — 1.6%
1,930	Federal National Mortgage Association Grantor Trust,
	Series 2002-36, Class FS, FRN, 5.82%, 06/25/32	1,945
317	Government National Mortgage Association,
	Series 2000-38, Class F, FRN, 5.72%, 12/20/30	318
		2,263

Non-Agency CMO — 1.8%
2,536	Index Mortgage Loan Trust,
	Indymac Series 2004-AR7, Class A1, FRN, 5.76%, 09/25/34	2,544
	Total Collateralized Mortgage Obligations
	(Cost $4,783)	4,807

Corporate Bonds — 5.0%

Diversified Financial Services — 5.0%
	Counts Trust,
2,250	Series 2002-10, FRN, 6.14%, 08/15/07 (e) (i)	2,251
2,250	Series 2002-11, FRN, 6.19%, 08/15/07 (e) (i)	2,251
2,300	Sigma Finance Corp. (Cayman Islands),
	FRN, 5.33%, 09/17/07 (e)	2,300
500	ZFS Finance USA Trust
	6.51%, 09/17/07 (e) (i)	502
	Total Corporate Bonds
	(Cost $7,309)	7,304

Municipal Bonds — 24.4%

California — 1.1%
1,500	Contra Costa County, Multi-Family Housing, Pleasant Hill Bart Transit,
	Series A, Rev., 3.95%, 04/15/46	1,501

Florida — 4.0%
1,000	Highlands County Health Facilities Authority, Adventist Health Hospital,
	Series I, Rev., VAR, 5.00%, 11/16/09	1,021
	Miami-Dade County School Board,
3,290	Series C, COP, MBIA, 5.00%, 08/01/07	3,290
1,500	Rev., FGIC, 5.00%, 08/01/08	1,519
		5,830

Illinois — 0.7%
1,000	Illinois Educational Facilities Authority, University of Chicago,
	Series B, Rev., VAR, 4.05%, 07/01/09	1,001

Indiana — 0.8%
1,200	Indianapolis Local Public Improvement Bond Bank, Waterworks Project
	Series E-2, Rev., 4.25%, 01/08/08	1,203

Kansas — 1.2%
1,700	Sedgwick County Unified School District No. 259,
	GO, MBIA, 5.50%, 09/01/12	1,778

Michigan — 1.6%
2,250	Michigan State Hospital Finance Authority, Ascension Health Credit,
	Series A, Rev., MBIA, 6.00%, 11/15/09 (p)	2,375

Nevada — 1.9%
2,750	Clark County, Airport Systems, Junior Sublien Notes,

JPMorgan Tax Aware Enhanced Income Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Series B-1, Rev., AMT, 5.00%, 07/01/08	2,780

Oklahoma — 0.7%
1,020	Norman Regional Hospital Authority,
	Rev., RADIAN, 4.50%, 09/01/08	1,026

Pennsylvania — 1.8%
1,125	Exeter Township,
	GO, AMBAC, 5.00%, 07/15/10	1,163
1,500	Pennsylvania State Higher Educational Facilities Authority, University Health System,
	Series A, Rev., 5.00%, 08/15/07	1,501
		2,664

South Carolina — 1.0%
1,350	County of Charleston, Public Improvement,
	GO, 5.25%, 09/01/09 (p)	1,402

Tennessee — 0.7%
1,000	Clarksville Natural Gas Acquisition Corp.,
	Rev, .5.00%, 12/15/07	1,003

Texas — 4.4%
1,200	Dallas-Fort Worth International Airport Facilities Improvement Corp.,
	Series A, Rev., XLCA, 5.00%, 11/01/08	1,217
1,000	SA Energy Acquisition Public Facility Corp., Gas Supply,
	Rev., 5.00%, 08/01/10	1,021
210	San Leanna Educational Facilities Corp., Saint Edwards University Project,
	Rev., 4.25%, 06/01/10	209
1,500	Texas Municipal Gas Acquisition & Supply Corp.,
	Series B, Senior Lien, Rev., 3.92%, 09/15/07	1,492
2,350	Texas State Turnpike Authority,
	Rev., 5.00%, 06/01/08	2,374
		6,313

Vermont — 1.0%
1,500	Vermont Housing Finance Agency,
	Series 24B, Rev., AMT, 3.80%, 11/01/07	1,500

Wisconsin — 3.5%
5,000	Wisconsin State Health & Educational Facilities,
	VAR, 3.77%, 12/31/50 (i)	5,000
	Total Municipal Bonds
	(Cost $35,398)	35,376
	Total Long-Term Investments
	(Cost $47,490)	47,487

Short-Term Investments — 67.2%

Municipal Bonds — 59.6%

Alabama — 1.4%
2,000	Jefferson County,
	Sub Series A-2, Rev., ARS, AMBAC, 3.80%, 08/02/07	2,000

Alaska — 2.9%
2,145	Alaska Housing Finance Corp.,
	Series A, Rev., VRDO, FSA, 3.61%, 08/01/07	2,145
2,000	Alaska Housing Finance Corp., University of Alaska,
	Series A, Rev., VRDO, 3.62%, 08/01/07	2,000
		4,145

District of Columbia — 3.4%

JPMorgan Tax Aware Enhanced Income Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

4,900	District of Columbia, Multi-Modals,
	Series A-2, GO, ARS, MBIA, 3.74%, 10/04/07	4,900

Florida — 3.5%
2,000	Miami-Dade County Expressway Authority,
	Rev., VRDO, AMBAC, 3.66%, 08/02/07	2,000
2,000	Orange County, Health Facilities Authority, Orlando Regional Healthcare Hospital,
	Series B, Rev., VRDO, FGIC, 3.70%, 08/01/07	2,000
1,080	Polk County School Board, Master Lease Program,
	Series A, COP, VRDO, FSA, 3.61%, 08/02/07	1,080
		5,080

Indiana — 2.4%
1,475	Indiana Health Facility Financing Authority, Floyd Memorial Hospital & Health,
	Series A, Rev., ARS, AMBAC, 3.85%, 08/03/07	1,475
2,000	Indianapolis Local Public Improvement Bond Bank, Waterworks Project,
	Series G-1, Rev., VRDO, MBIA, 3.61%, 08/02/07	2,000
		3,475

Iowa — 5.3%
2,000	Iowa Finance Authority, Burlington Medical Center,
	Rev., ARS, FSA, 3.80%, 08/15/07	2,000
2,500	Iowa Finance Authority, Drake University,
	Rev., ARS, CIFG, 3.75%, 08/22/07	2,500
2,000	Iowa Finance Authority, Iowa Health System,
	Series A-3, Rev., VRDO, FGIC, 3.62%, 08/01/07	2,000
1,100	Iowa Finance Authority, Single Family Mortgage,
	Series H, Rev., VRDO, AMT, GNMA/FNMA, 3.68%, 08/02/07	1,100
		7,600

Kansas — 1.7%
2,500	City of Burlington, Pollution Control,
	Series K-1, Rev., VRDO, MBIA, LIQ: Lehman Liquidity Company, 3.67%, 08/01/07	2,500

Kentucky — 2.8%
4,100	Kenton County Airport Board, Airis Cincinnati LLC,
	Series A, Rev., VRDO, 3.73%, 08/02/07	4,100

Maryland — 1.4%
2,000	Maryland Health & Higher Educational Facilities Authority, Suburban Hospital,
	Series B, Rev., VRDO, 3.63%, 08/02/07	2,000

Michigan — 2.8%
2,000	Jackson County Hospital Finance Authority, W.A. Foote Memorial Hospital,
	Series A, Rev., ARS, 3.90%, 09/05/07	2,000
2,000	Kent Hospital Finance Authority, Spectrum Health System,
	Series A-3, Rev., ARS, FGIC, 3.75%, 08/28/07	2,000
		4,000

Minnesota — 1.5%
2,175	Robbinsdale Health, North Memorial Health Care, Tranche III,
	Rev., ARS, AMBAC, 3.74%, 08/15/07	2,175

Mississippi — 1.7%
2,500	Mississippi Development Bank Special Obligation, Harrison County Utilities Authorities,
	Series A, Rev., ARS, FSA, 3.80%, 08/29/07	2,500

Missouri — 1.7%
2,500	Missouri State Health & Educational Facilities Authority, Ascension Health,
	Series C-1, Rev., ARS, 3.80%, 08/29/07	2,500

JPMorgan Tax Aware Enhanced Income Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

New Jersey — 1.6%
2,350	New Jersey EDA, Economic Improvements,
	Series 980, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 4.01%, 08/02/07	2,350

New York — 1.4%
2,000	Metropolitan Transportation Authority,
	Series 1480, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.73%, 08/02/07	2,000
1	New York State Environmental Facilities Corp., Clean Water & Drinking,
	Series 731, Rev., VRDO, LIQ: Morgan Stanley Dean Witter, 3.65%, 08/02/07	1
		2001

North Carolina — 1.5%
2,245	New Hanover County, New Hanover Regional Hospital,
	Series B1, Rev., VRDO, FSA, 3.61%, 08/01/07	2,245

Ohio — 1.7%
2,500	University of Cincinnati,
	Series B, Rev., ARS, AMBAC, 3.79%, 08/23/07	2,500

Other — 1.6%
2,300	Puttable Floating Option Tax-Exempt Receipts,
	Rev., VRDO, LIQ: Merrill Lynch Capital Services, 3.91%, 08/01/07	2,300

Pennsylvania — 6.0%
2,000	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center,
	Series B1, Rev., ARS, 3.80%, 08/10/07	2,000
2,720	Lehman Municipal Trust Receipts,
	Series 07-P11, Rev., VRDO, AMBAC, LIQ: Lehman Liquidity Company, 3.74%, 08/01/07	2,720
	Pennsylvania Higher Educational Facilities Authority, University of Pittsburgh Medical Center,
2,000	Sub Series C-1, Rev., ARS, 3.78%, 08/17/07	2,000
2,000	Sub Series C-2, Rev., ARS, 3.77%, 08/24/07	2,000
		8,720

South Carolina — 1.4%
2,000	South Carolina Jobs & Economic Development Authority, Anmed Health Project,
	Rev., VRDO, AMBAC, 3.61%, 08/01/07	2,000

Tennessee — 1.3%
1,000	Knox County Health Educational & Housing Facilities Board, Catholic Healthcare,
	Series F, Rev., ARS, FGIC, 3.55%, 09/04/07	1,000
805	Sevier County Public Building Authority, Local Government Public Improvement,
	Series F-III, Rev., VRDO, AMBAC, LIQ: Landesbank Hessen Theringen, 3.64%, 08/02/07	805
		1,805

Texas — 4.8%
2,000	Katy Independent School District,
	Series C, GO, VRDO, PSF-GTD, 3.62%, 08/02/07	2,000
1,000	San Antonio Empowerment Zone Development Corp., Drury Southwest Hotel Project,
	Rev., VRDO, LOC: U.S. Bank, 3.67%, 08/02/07	1,000
2,000	State of Texas, Veterans Housing Fund II,
	Series A-2, GO, VRDO, LOC: Texas Comptroller Public Accounts, 3.68%, 08/01/07	2,000
2,000	Tarrant County Health Facilities Development Corp., Health Resources,
	Sub Series B-2, Rev., ARS, AMBAC, 3.70%, 08/08/07	2,000
		7,000

Washington — 5.8%
3,475	Washington Health Care Facilities Authority, Grays Harbor Community Hospital,
	Rev., ARS, RADIAN, 3.75%, 08/24/07	3,475
5,000	Washington Health Care Facilities Authority, Kadlec Medical Center,

JPMorgan Tax Aware Enhanced Income Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Series B, Rev., ARS, AG, 3.80%, 08/24/07	5,000
		8,475
	Total Municipal Bonds
	(Cost $86,371)	86,371
Shares

Investment Company — 7.6%
10,960	JPMorgan Tax Free Money Market Fund, Institutional Class (b) (m)
	(Cost $10,960)	10,960
	Total Short-Term Investments
	(Cost $97,331)	97,331

Total Investments — 100.0%
(Cost $144,821)	144,818

Other Assets in Excess of Liabilities — 0.0% (g)	61

NET ASSETS — 100.0%	$144,879

Percentages indicated are based on net assets.

ABBREVIATIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(e)

Security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prefunded or escrowed to maturity.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

AG	Assured Guarantee
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
ARS	Auction Rate Security. The interest rate shown is the rate in effect as of July 31, 2007.
CIFG	CDC IXIS Financial Guarantee
CMO	Collateralized Mortgage Obligation
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note. The rate shown is the rate in effect as of July 31, 2007.
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit

JPMorgan Tax Aware Enhanced Income Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

MBIA	Municipal Bond Insurance Association
PSF	Permanent School Fund
RADIAN	Radian Asset Assurance
Rev.	Revenue Bond
VAR	Variable Rate Note. The interest rate shown is the rate in effect as of July 31, 2007.
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of July 31, 2007.
XLCA	XL Capital Assurance

As of July 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41
Aggregate gross unrealized depreciation	(44)
Net unrealized appreciation/depreciation	$(3)

Federal income tax cost of investments	$144,821

JPMorgan Tax Aware Large Cap Growth Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 99.5%

Common Stocks — 99.5%

Aerospace & Defense — 8.5%
13	Boeing Co.	1,336
10	General Dynamics Corp.	752
9	Lockheed Martin Corp.	871
		2,959

Biotechnology — 4.2%
13	Celgene Corp. (a)	797
18	Gilead Sciences, Inc. (a)	653
		1,450

Capital Markets — 5.7%
6	Franklin Resources, Inc.	731
4	Goldman Sachs Group, Inc. (The)	723
14	Lazard Ltd., Class A (Bermuda)	517
		1,971

Chemicals — 6.6%
18	Monsanto Co.	1,141
5	Potash Corp. of Saskatchewan (Canada)	404
10	Praxair, Inc.	756
		2,301

Communications Equipment — 4.3%
23	Cisco Systems, Inc. (a)	679
4	Research In Motion Ltd. (Canada) (a)	800
		1,479

Computers & Peripherals — 8.8%
9	Apple, Inc. (a)	1,202
31	Hewlett-Packard Co.	1,409
4	International Business Machines Corp.	432
		3,043

Construction Materials — 0.5%
2	Vulcan Materials Co.	167

Diversified Financial Services — 3.3%
1	CME Group, Inc.	795
2	IntercontinentalExchange, Inc. (a)	354
		1,149

Electrical Equipment — 2.0%
11	Roper Industries, Inc.	689

Energy Equipment & Services — 4.5%
9	Schlumberger Ltd.	881
6	Smith International, Inc.	356
3	Transocean, Inc. (a)	333
		1,570

Food & Staples Retailing — 3.1%
16	CVS/Caremark Corp.	548
17	Safeway, Inc.	537
		1,085

JPMorgan Tax Aware Large Cap Growth Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

Health Care Providers & Services — 2.3%
4	Express Scripts, Inc. (a)	221
8	Laboratory Corp. of America Holdings (a)	570
		791

Hotels, Restaurants & Leisure — 4.1%
12	Marriott International, Inc., Class A	482
13	McDonald's Corp.	645
4	MGM Mirage (a)	285
		1,412

Insurance — 2.0%
6	Lincoln National Corp.	374
1	Markel Corp. (a)	316
		690

Internet & Catalog Retail — 0.8%
4	Amazon.com, Inc. (a)	291

Internet Software & Services — 4.4%
4	Akamai Technologies, Inc. (a)	151
3	Google, Inc., Class A (a)	1,375
		1,526

IT Services — 4.0%
8	Automatic Data Processing, Inc.	393
6	Cognizant Technology Solutions Corp., Class A (a)	518
3	MasterCard, Inc., Class A	482
		1,393

Life Sciences Tools & Services — 1.7%
11	Thermo Fisher Scientific, Inc. (a)	574

Media — 1.3%
20	DIRECTV Group, Inc. (The) (a)	437

Metals & Mining — 1.1%
8	Cia Vale do Rio Doce ADR (Brazil)	396

Multiline Retail — 1.9%
4	J.C. Penney Co., Inc.	241
8	Nordstrom, Inc.	403
		644

Oil, Gas & Consumable Fuels — 2.1%
3	Cameco Corp. (Canada)	114
6	Valero Energy Corp.	372
4	XTO Energy, Inc.	235
		721

Pharmaceuticals — 2.9%
6	Allergan, Inc.	335
7	Merck & Co., Inc.	333
6	Schering-Plough Corp.	165
4	Wyeth	174
		1,007

Real Estate Management & Development — 1.5%
15	CB Richard Ellis Group, Inc., Class A (a)	531

Road & Rail — 2.2%
7	Burlington Northern Santa Fe Corp.	562
4	Norfolk Southern Corp.	209

JPMorgan Tax Aware Large Cap Growth Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

771

Semiconductors & Semiconductor Equipment — 4.2%
6	Lam Research Corp. (a)	366
8	MEMC Electronic Materials, Inc. (a)	504
13	NVIDIA Corp. (a)	572
		1,442

Software — 2.0%
9	Microsoft Corp.	249
23	Oracle Corp. (a)	438
		687

Specialty Retail — 3.0%
15	CarMax, Inc. (a)	357
7	Tiffany & Co.	328
13	TJX Cos., Inc.	362
		1,047

Tobacco — 2.6%
13	Altria Group, Inc.	886

Wireless Telecommunication Services — 3.9%
17	America Movil S.A. de C.V., Series L ADR (Mexico)	990
10	Crown Castle International Corp. (a)	374
		1,364

Total Investments — 99.5%
(Cost $23,307)	34,473

Other Assets In Excess of Liabilities — 0.5%	181

NET ASSETS — 100.0%	$34,654

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.
ADR	American Depositary Receipt

As of July 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,411
Aggregate gross unrealized depreciation	(245)
Net unrealized appreciation/depreciation	$11,166

Federal income tax cost of investments	$23,307

JPMorgan Tax Aware Real Return Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

Long-Term Investments — 96.6%

Municipal Bonds — 96.6%

Arizona — 5.3%
2,500	Arizona Health Facilities Authority, Phoenix Children Hospital,
	Series A, Rev., FRN, 4.61%, 08/02/07	2,537
1,485	Arizona Power Authority, Crossover, Special Obligation,
	Series A, Rev., 5.25%, 10/01/12	1,582
12,040	Arizona School Facilities Board, State School Trust,
	Series A, Rev., AMBAC, 5.75%, 07/01/14	13,306
5,475	Arizona State Transportation Board,
	Series A, GAN, Rev., 5.00%, 07/01/14	5,827
175	Arizona State University,
	Rev., AMBAC, 5.00%, 07/01/15	184
8,130	Maricopa County Unified School District No 69-Paradise Valley,
	GO, FGIC, 5.20%, 07/01/16	8,849
1,845	Scottsdale Municipal Property Corp.,
	Rev., 5.00%, 07/01/17	1,988
3,500	Surprise Municipal Property Corp.,
	Rev., 4.70%, 04/01/14 (w)	3,408
		37,681

Arkansas — 1.3%
7,150	City of Fayetteville, Sales & Use Tax,
	Series A, Rev., FSA, 4.75%, 11/01/16	7,455
1,750	City of Rogers, Water Improvement,
	Rev., FSA, 4.38%, 11/01/16	1,662
		9,117

California — 18.5%
4,055	Bay Area Toll Authority, San Francisco Bay Area,
	Series F, Rev., 5.00%, 04/01/10	4,192
2,805	Burbank California Public Financing Authority, Golden State Redevelopment Project, Tax Allocation,
	Series A, FGIC, 5.00%, 12/01/17	2,982
200	California Infrastructure & Economic Development Bank, Revolving Fund,
	Rev., 5.00%, 10/01/14	207
	California State Department of Water Resources,
850	Series A, Rev., MBIA, 5.25%, 05/01/12	905
5,000	Series A, Rev., 5.75%, 05/01/12 (p)	5,478
8,025	California State, Water Systems, Unrefunded Balance,
	Series J-2, Rev., 7.00%, 12/01/11	9,036
	California State Public Works Board, University Research Project,
1,000	Series E, Rev., 5.25%, 10/01/16	1,086
2,025	Series E, Rev., 5.25%, 10/01/16	2,192
3,445	Center Unified School District, Election of 1991,
	Series D, GO, MBIA, Zero Coupon, 08/01/17	1,355
100	City of Long Beach,
	Series A, Rev., AMT, FGIC, 5.00%, 05/15/11	104
	City of Vallejo,
1,690	Rev., MBIA, 5.00%, 05/01/16	1,798

JPMorgan Tax Aware Real Return Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

1,370	Rev., MBIA, 5.00%, 05/01/16	1,441
750	El Camino Community College District, Election of 2002,
	Series B, GO, FGIC, 4.25%, 08/01/12	768
	Evergreen Elementary School District,
3,000	Series A, GO, FSA, 6.00%, 08/01/13	3,349
1,290	Series A, GO, FSA, 6.00%, 08/01/16	1,487
6,540	Golden State Tobacco Securitization Corp.,
	Series A-1, Rev., 4.50%, 06/01/17	6,194
2,475	Golden West Schools Financing Authority, Placentia-Yorba Linda University,
	Rev., AMBAC, 5.50%, 08/01/20	2,790
250	Los Altos School District,
	GO, AMBAC, 5.00%, 08/01/16	264
	Los Angeles Department of Airports, Ontario International,
2,790	Series A, Rev., AMT, MBIA, 4.50%, 05/15/10	2,835
2,945	Series A, Rev., AMT, MBIA, 4.50%, 05/15/11	3,003
3,080	Series A, Rev., AMT, MBIA, 4.50%, 05/15/12	3,145
	Los Angeles Unified School District,
5,000	Series A-1, GO, MBIA, 4.50%, 07/01/17	4,982
1,000	Series A-1, GO, FSA, 5.00%, 07/01/17	1,069
2,750	Series B, GO, FGIC, 4.75%, 07/01/16	2,826
5,000	Menlo Park Community Development Agency, Las Pulgas Community Development Project, Tax Allocation,
	AMBAC, 5.50%, 06/01/10 (p)	5,331
4,810	Oakland Redevelopment Agency, Tax Allocation, Coliseum Project, Tax Allocation,
	Series B, AMBAC, 5.00%, 09/01/16	4,995
1,000	Palomar Community College District, Election of 2006,
	Series A, GO, FSA, 5.00%, 05/01/17	1,078
2,485	San Diego Unified School District, Election of 1998,
	Series F-1, GO, FSA, 5.25%, 07/01/28	2,779
	Santa Monica Community College District, Election of 2007,
2,500	Series C, GO, FGIC, Zero Coupon, 08/01/11	2,140
1,500	Series C, GO, FGIC, Zero Coupon, 08/01/12	1,232
3,110	Simi Valley School Financing Authority,
	Rev., FSA, 5.00%, 08/01/17	3,334
	State of Claifornia,
3,775	GO, 5.00%, 02/01/14 (p)	4,029
15,000	GO, 5.00%, 02/01/17	15,598
18,945	GO, 5.13%, 02/01/14 (p)	20,356
6,345	University of California Regents Medical Center,
	Series A, Rev., MBIA, 4.75%, 05/15/15	6,496
		130,856

Colorado — 0.5%
1,100	Colorado Department of Transportation,
	Rev., RAN, AMBAC, 6.00%, 06/15/10 (p)	1,170
1,000	Denver City & County, Airport Systems,
	Series B, Rev., AMT, FGIC, 5.00%, 11/15/14	1,053
1,000	Superior Metropolitan District No. 1,
	Rev., AMBAC, 5.00%, 12/01/15	1,052
		3,275

Connecticut — 1.4%
South Central Regional Water Authority, Water System Revenue,

JPMorgan Tax Aware Real Return Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

500	Series A, Rev., MBIA, 5.25%, 08/01/19	548
1,390	Series A, Rev., MBIA, 5.25%, 08/01/20	1,529
3,135	Series A, Rev., MBIA, 5.25%, 08/01/23	3,477
4,000	State of Connecticut,
	Series B, GO, AMBAC, 5.25%, 06/01/19	4,408
		9,962

Delaware — 0.4%
1,675	Delaware Transportation Authority, Motor Fuel Tax, Unrefunded Balance,
	Series B, Rev., AMBAC, 5.00%, 07/01/12	1,761
1,000	State of Delaware,
	Series C, GO, 5.00%, 03/01/21	1,086
		2,847

District of Colombia — 0.2%
1,500	District of Columbia,
	Series B-1, Rev., FGIC, 5.00%, 02/01/16	1,574

Florida — 2.8%
3,140	Florida State Department of Environmental Protection, Florida Forever,
	Series A, Rev., MBIA, 5.38%, 07/01/12	3,356
3,865	Florida State Department of General Services, Facilities Pool,
	Series A, Rev., AMBAC, 5.00%, 09/01/14	4,100
110	Lee County, Capital Improvement & Transition,
	Rev., AMBAC, 5.00%, 10/01/13	115
5,000	Miami-Dade County,
	Rev., FGIC, 5.00%, 08/01/10	5,173
2,500	Miami-Dade County, School Board,
	Series A, COP, FGIC, 5.00%, 05/01/17	2,644
3,955	Palm Beach County, School Board,
	Series D, COP, FSA, 5.25%, 08/01/12	4,191
135	State of Florida, Department of Transportation, Right of Way,
	Series A, GO, 5.00%, 07/01/14	143
		19,722

Georgia — 5.8%
1,025	Fulton County School District,
	GO, 6.38%, 05/01/12	1,137
	Gwinnett County School District,
2,500	GO, 5.00%, 02/01/11	2,601
7,500	GO, 5.00%, 02/01/13	7,931
	State of Georgia,
5,030	Series A, GO, 5.00%, 09/01/12	5,311
10,585	Series B, GO, 5.00%, 04/01/09 (w)	10,808
1,000	Series B, GO, 5.75%, 08/01/17	1,142
2,000	Series C, GO, 6.00%, 07/01/10	2,125
	State of Georgia Road and Tollway Authority,
7,375	Rev., MBIA, 5.00%, 06/01/16	7,897
2,000	Rev., MBIA, 5.00%, 06/01/16	2,133
		41,085

Hawaii — 0.9%
5,515	State of Hawaii,
	GO, FSA, 5.75%, 02/01/14	6,089

Idaho — 1.0%

JPMorgan Tax Aware Real Return Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

6,885	Idaho State, Building Authority, Capitol Project,
	Rev., FGIC, 5.00%, 09/01/14	7,357

Illinois — 1.2%
	City of Chicago,
3,000	Sales Tax, Rev., FSA, 5.00%, 01/01/15	3,166
140	Series A, GO, FSA, 5.00%, 01/01/13	147
3,200	Chicago Housing Authority,
	Rev., 5.38%, 07/01/12 (p)	3,418
1,160	State of Illinois, Sales Tax,
	Rev., 5.00%, 06/15/11	1,208
195	Will County School District No. 122,
	2004-Series A, GO, FSA, 6.50%, 11/01/10 (p)	211
		8,150

Indiana — 1.5%
1,000	Hamilton Heights School Corp., First Mortgage,
	Rev., FSA, 5.00%, 01/15/13	1,052
160	Indiana Bond Bank, Special Program,
	Series D, Rev., FSA, 5.00%, 02/01/16	169
100	Indiana State Office Building Commission, Museum Facilities,
	Rev., MBIA, 5.00%, 07/01/09	102
5,205	Indianapolis Local Public Improvement Bond Bank,
	Series 2005-E, Rev., AMBAC, 5.00%, 01/01/15	5,536
3,570	Purdue University, Student Facilities Systems,
	Series A, Rev., 5.25%, 07/01/20	3,900
		10,759

Kansas — 2.0%
	Wyandotte County-Kansas City Unified Government,
8,930	Series 2004, Rev., AMBAC, 5.65%, 09/01/12	9,655
3,755	Series 2004, Rev., AMBAC, 5.65%, 09/01/14	4,176
		13,831

Kentucky — 0.0% (g)
165	Kentucky State Property & Buildings Commission, Road Fund, Project No. 73,
	Rev., 5.25%, 11/01/09 (p)	170

Maryland — 6.9%
2,815	Maryland National Capital Park & Planning Commission,
	Series EE-2, GO, 5.00%, 01/15/14	2,995
10,060	Montgomery County, Consolidated Public, Improvement,
	Series A, GO, 5.00%, 07/01/17	10,898
	State of Maryland, State & Local Facilities Loan, Second Series,
8,080	GO, 5.00%, 08/01/11	8,460
6,700	GO, 5.00%, 08/01/13	7,100
8,000	GO, 5.00%, 08/01/15	8,616
10,000	Series A, GO, 5.00%, 08/01/10	10,369
		48,438

Massachusetts — 1.8%
	Commonwealth of Massachusetts, Consolidated Lien,
4,100	Series C, GO, FGIC, 5.50%, 11/01/13	4,466
5,000	Series E, GO, AMBAC, 5.00%, 11/01/16 (p)	5,394
2,700	Saugus Union School District,
	GO, FGIC, 5.25%, 08/01/20	2,982

JPMorgan Tax Aware Real Return Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

12,842

Michigan — 3.1%
1,000	Brandon School District, School Building & Site,
	GO, FSA, 5.00%, 05/01/16	1,067
	City of Detroit, Sewer Disposal, Senior Lien,
7,585	Series A, Rev., MBIA, 5.25%, 07/01/17	8,193
1,000	Series C, Rev., FGIC, 5.25%, 07/01/16	1,085
5,900	City of Detroit, Water Supply System, Senior Lien,
	Series B, Rev., MBIA, 5.00%, 07/01/13	6,227
3,000	State of Michigan,
	GO, 5.50%, 12/01/13	3,269
185	State of Michigan, Clean Michigan Initiative Program,
	GO, 5.00%, 11/01/09	190
1,500	State of Michigan, Trunk Line Fund,
	Rev., FSA, 5.00%, 09/01/15	1,599
		21,630

Minnesota — 1.7%
2,915	City of Minneapolis, Convention Center,
	Series B, GO, 5.00%, 04/01/12	3,064
8,650	Minnesota Public Facilities Authority,
	Series B, Rev., 5.00%, 03/01/13	9,141
		12,205

Missouri — 2.6%
2,500	Missouri State Highways & Transit Commission,
	Series A, Rev., 5.00%, 02/01/12	2,619
	Missouri State Highways & Transit Commission, First Lien,
3,000	Series A, Rev., 5.00%, 05/01/13	3,178
7,000	Series A, Rev., 5.00%, 05/01/16	7,492
5,000	Missouri State Highways & Transit Commission, Senior Lien,
	Rev., 5.00%, 02/01/16	5,368
		18,657

Nebraska — 1.8%
2,500	Nebraska Public Power District,
	Series C, Rev., FGIC, 5.00%, 01/01/16	2,662
	University of Nebraska Facilities Corp., Deferred Maintenance,
2,075	Rev., AMBAC, 5.00%, 07/15/16	2,223
3,625	Rev., AMBAC, 5.00%, 07/15/16	3,869
3,715	Rev., AMBAC, 5.00%, 07/15/16	3,951
		12,705

Nevada — 0.2%
1,015	Clark County Hospital,
	GO, MBIA, 5.00%, 03/01/15	1,071

New Jersey — 4.2%
140	Essex County Improvement Authority, County Correctional Facilities Project,
	Rev., FGIC, 5.75%, 10/01/10 (p)	148
	Garden State Preservation Trust,
1,000	Series A, Rev., FSA, 5.25%, 11/01/13 (p)	1,076
6,000	Series A, Rev., FSA, 5.80%, 11/01/15	6,735
7,570	New Jersey Environmental Infrastructure Trust,
	Series A, Rev., 5.00%, 09/01/15	8,122

JPMorgan Tax Aware Real Return Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

5,000	New Jersey Transportation Trust Fund Authority, Transportation System,
	Series C, Rev., FSA, 5.50%, 06/15/13 (p)	5,425
3,000	State of New Jersey,
	Series N, GO, AMBAC, 5.50%, 07/15/14	3,288
	Tobacco Settlement Financing Corp.,
2,325	Series 1A, Rev., 4.50%, 06/01/17	2,230
2,500	Series 1A, Rev., 5.00%, 06/01/17	2,302
		29,326

New Mexico — 1.1%
7,000	New Mexico Finance Authority, Senior Lien,
	Series A, Rev., MBIA, 5.25%, 06/15/14	7,506

New York — 6.3%
1,000	Haverstraw-Stony Point Central School District
	GO, FSA, 4.50%, 10/15/17	973
7,135	Metropolitan Transportation Authority,
	Series B, Rev., GO, MBIA, 5.00%, 11/15/16	7,627
6,000	Metropolitan Transportation Authority, Transportation Facilities,
	Series A, Rev., AMBAC, 5.50%, 11/15/14	6,585
2,500	New York City Municipal Water Finance Authority, Second General Resolution,
	Series BB, Rev., 5.00%, 06/15/16	2,667
400	New York City Transitional Finance Authority, Fiscal 2007,
	Series S-1, Rev., FGIC, 5.00%, 07/15/16	430
	New York State Dormitory Authority, Mental Health Services Facilities Improvement,
3,600	Series D, Rev., FSA, 5.00%, 02/15/14	3,811
2,220	Series D, Rev., FSA, 5.00%, 08/15/14	2,358
510	Series D, Rev., FSA, 5.00%, 02/15/17	543
	New York State Dormitory Authority, School Districts, Building Financing Program,
400	Series A, Rev., MBIA, 5.00%, 10/01/13	425
510	Series A, Rev., MBIA, 5.00%, 10/01/14	544
675	Series A, Rev., MBIA, 5.00%, 10/01/15	724
1,360	Series A, Rev., MBIA, 5.00%, 10/01/16	1,452
2,430	New York State Environmental Facilities Corp.,
	Series A, Rev., 5.25%, 12/15/18	2,672
10,225	New York State Environmental Facilities Corp., New York City Municipal Project,
	Series C, Rev., 5.00%, 06/15/17	10,863
2,250	New York State Environmental Facilities Corp., New York City Municipal Water Financing Authority,
	Series A, Rev., 5.00%, 06/15/16	2,393
200	Sachem Central School District of Holbrook,
	GO, FGIC, 5.00%, 10/15/16	216
200	Triborough Bridge & Tunnel Authority, General Purpose,
	Series Y, Rev., GO, 6.13%, 01/01/21 (p)	236
		44,519

North Carolina — 0.6%
2,750	Gaston County, School,
	GO, FSA, 4.25%, 04/01/16	2,717
1,020	Iredell County, School Project,
	COP, AMBAC, 5.00%, 06/01/16	1,086
225	North Carolina Municipal Power Agency No. 1, Catawba Electric,
	Rev., MBIA, 6.00%, 01/01/11	241
		4,044

JPMorgan Tax Aware Real Return Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

Ohio — 4.1%
5,000	American Municipal Power - Ohio, Inc., Prepayment,
	Series A, Rev., 5.00%, 02/01/10	5,112
	City of Cleveland,
1,390	Series A, GO, AMBAC, 5.00%, 10/01/14	1,483
1,715	Rev., FSA, 5.25%, 09/15/18	1,883
7,780	City of Columbus, Limited Tax,
	Series 2, GO, 5.00%, 07/01/14	8,289
2,000	City of Columbus, Various Purpose,
	Series D, GO, VAR, 5.00%, 12/15/11	2,098
190	Cleveland-Cuyahoga County Port Authority, Building Funding Program, Columbia National,
	Series D, Rev., 5.00%, 11/15/15	189
200	Franklin County Convention Facilities Authority, Tax & Lease Revenue Anticipated Bonds,
	Rev., AMBAC, 5.00%, 12/01/15	211
200	Greater Cleveland Regional Transit Authority, Capital Improvement,
	Series A, GO, MBIA, 5.63%, 12/01/11 (p)	214
225	Kettering City School District, School Improvement,
	GO, FSA, 5.00%, 12/01/14	236
3,000	State of Ohio, Common Schools,
	Series B, GO, 5.00%, 03/15/14	3,172
3,260	State of Ohio, Higher Education,
	Series II-A, Rev., MBIA-IBC, 5.50%, 12/01/10	3,436
2,700	State of Ohio, Higher Education, Denison University 2007 Project,
	Rev., MBIA, 5.00%, 11/01/17	2,865
		29,188

Oregon — 1.4%
5,000	City of Portland, Sewer Systems,
	Series A, Rev., FGIC, 5.75%, 08/01/10 (p)	5,275
1,500	Clackamas County, School District No. 12,
	GO, FSA, 5.00%, 06/15/18	1,617
1,500	Deschutes County Administrative School, District No. 1,
	GO, FSA, 5.00%, 06/15/11	1,565
1,650	Oregon State Department of Transportation, Senior Lien,
	Series A, Rev., 4.50%, 11/15/17	1,605
		10,062

Pennsylvania — 4.8%
1,000	Allegheny Valley Joint School District,
	Series A, GO, MBIA, 5.00%, 11/01/14	1,049
5,000	Altoona City Authority,
	Rev., FSA, 5.25%, 11/01/18 (w)	5,473
2,165	Central Bucks School District,
	GO, FGIC, 5.00%, 05/15/15	2,313
1,000	Commonwealth of Pennsylvania,
	First Series, GO, 5.00%, 10/01/13	1,061
9,265	County of Allegheny,
	Series C-57, GO, FGIC, 5.00%, 11/01/14	9,856
7,135	County of Chester,
	GO, 5.00%, 07/15/17	7,583
1,000	Garnet Valley School District,
	GO, FSA, 5.00%, 04/01/17	1,064

JPMorgan Tax Aware Real Return Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

1,315	Haverford Township School District,
	GO, FSA, 5.25%, 03/15/16	1,432
1,060	Marple Newtown School District,
	GO, FSA, 5.00%, 03/01/16	1,131
3,000	Sayre Health Care Facilities Authority,
	Rev., FRN, 4.37%, 12/01/17	2,967

Puerto Rico — 0.0% (g)		33,929
3,500	Puerto Rico Sales Tax Financing Corp.,
	Series A, Rev., AMBAC, Zero Coupon, 08/01/54	334

South Carolina — 0.5%
	City of Columbia, Waterworks & Sewer Systems,
1,000	Rev., 5.70%, 02/01/10	1,047
1,960	Rev., 6.00%, 02/01/10 (p)	2,063
200	Charleston County, Public Facilities Corp.,
	COP, MBIA, 5.00%, 06/01/12	209
		3,319

Tennessee — 2.0%
2,070	City of Memphis,
	Rev., FSA, 5.00%, 05/01/17 (w)	2,227
2,325	City of Memphis, General Improvement,
	GO, MBIA, 5.25%, 10/01/18	2,554
5,000	Memphis-Shelby County Sports Authority, Inc., Memphis Arena Project,
	Series B, Rev., AMBAC, 5.50%, 11/01/12 (p)	5,391
1,000	Metropolitan Government Nashville & Davidson County,
	Series A, GO, MBIA, 5.00%, 01/01/16	1,074
3,000	Tennessee Energy Acquisition Corp.,
	Series A, Rev., 5.00%, 09/01/13	3,097
		14,343

Texas — 4.8%
200	City of Corpus Christi, Utility Systems,
	Series A-1, Rev., AMBAC, 5.00%, 07/15/15	210
200	City of Dallas, Waterworks & Sewer System,
	Rev., FSA, 5.38%, 10/01/12	214
200	City of Laredo, International Tool Bridge,
	Series B, Rev., FSA, 5.00%, 10/01/13	212
4,000	City of San Antonio,
	Series B, Rev., 5.00%, 02/01/13	4,212
185	Collin County, Tax Refund,
	GO, 5.00%, 02/15/15	193
6,020	Colorado River Municipal Water District, Water System,
	Rev., AMBAC, 5.38%, 01/01/13	6,416
665	La Joya Independent School District,
	GO, PSF-GTD, 5.00%, 02/15/16	705
1,000	Lower Colorado River Authority, Transmission Services,
	Series A, Rev., MBIA, 5.00%, 05/15/16	1,049
	North East Independent School District, Capital Appreciation School Building,
2,500	Series A, GO, PSF-GTD, Zero Coupon, 08/01/12 (w)	2,047
1,630	Series A, GO, PSF-GTD, Zero Coupon, 08/01/13 (w)	1,277
2,730	Series A, GO, PSF-GTD, Zero Coupon, 08/01/15 (w)	1,942
110	Plano Independent School District,

JPMorgan Tax Aware Real Return Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

	GO, PSF-GTD, 4.75%, 02/15/10	112
	San Jacinto Community College,
1,330	GO, AMBAC, 5.00%, 02/15/19	1,405
1,390	GO, AMBAC, 5.00%, 02/15/20	1,463
1,500	Tarrant County Cultural Education Facilities Finance Corp.,
	Series A, Rev., 5.00%, 02/15/15	1,553
1,550	Texas Public Finance Authority, State Preservation Board Projects,
	Series B, Rev., AMBAC, 5.00%, 08/01/14	1,626
5,000	Texas State Transportation Commission, First Tier,
	Series A, Rev., 5.00%, 04/01/16	5,295
	Texas State University Systems,
1,000	Series A, Rev., AMBAC, 5.50%, 03/15/16	1,099
250	Series A, Rev., AMBAC, 5.50%, 03/15/16	274
2,500	University of Texas, Systems Financing,
	Series B, Rev., 5.25%, 08/15/17	2,728
		34,032

Utah — 0.6%
1,680	Utah Municipal Power Agency, Electrical Systems,
	Series A, Rev., AMBAC, 5.00%, 07/01/16	1,797
2,110	Utah Water Finance Agency,
	Series A, Rev., AMBAC, 5.00%, 07/01/14	2,239
		4,036

Vermont — 1.0%
	University of Vermont & State Agricultural College,
4,230	Rev., AMBAC, 5.00%, 10/01/17	4,500
2,355	Rev., AMBAC, 5.00%, 10/01/17	2,501
		7,001

Virginia — 4.1%
5,000	City of Newport News,
	Series B, GO, 5.25%, 02/01/16	5,453
7,000	Tobacco Settlement Financing Corp.,
	Rev., 5.63%, 06/01/15 (p)	7,729
2,900	Virginia Commonwealth Transportation Board,
	Series A, Rev., 5.00%, 05/15/14	3,087
4,445	Virginia Housing Development Authority,
	Sub Series F-2, Rev., 4.50%, 07/01/15	4,232
5,330	Virginia Public Building Authority,
	Rev., 5.00%, 08/01/14	5,682
2,565	Virginia Public School Authority, School Financing, 1997 Resolution,
	Series B, Rev., 5.25%, 08/01/17	2,816
		28,999

Washington — 0.0% (g)
200	Energy Northwest, Project 1,
	Series A, Rev., MBIA, 5.25%, 07/01/13	214

Wisconsin — 0.2%
1,000	Milwaukee County,
	Series A, GO, MBIA, 5.00%, 10/01/11	1,045

Wyoming — 0.0% (g)
150	Wyoming State Loan & Investment Board, Capital Facilities,
	Rev., 5.00%, 10/01/14	156

JPMorgan Tax Aware Real Return Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

Total Long-Term Investments
	(Cost $685,744)	682,076
Shares

Short-Term Investment — 4.4%

Investment Company — 4.4%
31,202	JPMorgan Tax Free Money Market Fund, Institutional Class (b) (m)
	(Cost $31,202)	31,202

Total Investments — 101.0%
(Cost $716,946)	713,278

Liabilities in Excess of Other Assets — (1.0)%	(7,076)

NET ASSETS — 100.0%	$706,202

Percentages indicated are based on net assets.

Interest Rate Swaps
(Amounts in thousands)
	RATE TYPE (r)

	PAYMENTS MADE	PAYMENTS RECEIVED	TERMINATION	NOTIONAL
SWAP COUNTERPARTY	BY THE FUND	BY THE FUND	DATE	AMOUNT	VALUE
Barclays Bank plc (London)	2.77% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 194.53	09/02/10	$ 2,000	$ 1
Barclays Bank plc (London)	2.99% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 201.33	01/15/11	25,000	(472)
Barclays Bank plc (London)	2.82% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 197.26	02/13/11	500	(2)
Barclays Bank plc (London)	2.96% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 202.60	04/15/11	20,000	(452)
Barclays Bank plc (London)	2.97% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 200.54	06/14/11	2,000	(29)
Barclays Bank plc (London)	2.94% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 200.59	06/15/11	3,000	(39)
Barclays Bank plc (London)	2.76% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 194.95	09/16/12	1,500	6
Barclays Bank plc (London)	3.00% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 202.60	01/15/13	20,000	(439)
Barclays Bank plc (London)	2.86% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 197.26	02/13/13	500	(1)
Barclays Bank plc (London)	2.95% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 200.54	06/14/13	2,000	(25)
Barclays Bank plc (London)	2.92% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 200.59	06/15/13	3,000	(33)
Barclays Bank plc (London)	2.57% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 203.73	07/15/13	25,000	82
Barclays Bank plc (London)	2.99% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 201.33	01/15/14	25,000	(463)
Barclays Bank plc (London)	2.92% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 202.81	01/15/15	25,000	(374)
Barclays Bank plc (London)	3.01% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 202.60	01/15/15	20,000	(426)
Barclays Bank plc (London)	3.00% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 201.33	01/15/16	25,000	(403)
Barclays Bank plc (London)	2.94% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 200.54	06/14/16	5,000	(39)
Barclays Bank plc (London)	2.93% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 200.59	06/15/16	3,000	(21)
Barclays Bank plc (London)	2.68% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 203.73	07/15/16	25,000	176
BNP Paribas	2.71% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 203.98	05/09/14	50,000	449
Wachovia Bank, N.A.	2.89% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 202.81	08/25/11	25,000	(383)
Wachovia Bank, N.A.	2.90% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 202.81	08/25/13	25,000	(341)
					$ (3,228)

As of July 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,030
Aggregate gross unrealized depreciation	(5,698)
Net unrealized appreciation/depreciation	$(3,668)

Federal income tax cost of investments	$716,946

JPMorgan Tax Aware Real Return SMA Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)

Principal Amount ($)	Security Description (t)	Value ($)

Long-Term Investments — 89.7%

Municipal Bonds — 89.7%

Arizona — 4.3%
90,000	Arizona State Transportation Board,
	Series B, Rev., 5.00%, 07/01/13	95,427

California — 3.9%
75,000	Golden West Schools Financing Authority,
	Series A, Rev., MBIA, 5.80%, 02/01/20	86,657

Colorado — 4.7%
100,000	City of Grand Junction,
	Rev., 5.00%, 03/01/13	105,622

Florida — 6.1%
50,000	Florida State Turnpike Authority, Department of Transportation,
	Series B, Rev., AMBAC, 5.00%, 07/01/11	52,145
80,000	Polk County Public Facilities Authority,
	Rev., MBIA, 5.00%, 12/01/15	84,693
		136,838

Georgia — 3.0%
60,000	Jackson County, Water & Sewer Authority,
	Series A, Rev., XLCA, 5.25%, 09/01/21	66,240

Illinois — 5.8%
60,000	City of Chicago,
	Series A, GO, FSA, 5.50%, 01/01/19	66,611
60,000	Cook-Kane Lake & Mchenry Counties Community College District No. 512, William Rainey Harper College,
	GO, 5.00%, 12/01/11	62,824
		129,435

Iowa — 3.1%
65,000	City of Des Moines, Sewer System,
	Series H, Rev., FSA, 5.00%, 06/01/14	69,177

Michigan — 4.7%
25,000	South Lyon Community Schools,
	GO, Q-SBLF, 4.65%, 05/01/08 (p)	25,172
75,000	Western Michigan University,
	Rev., FGIC, 5.00%, 05/15/15	80,040
		105,212

Mississippi — 3.9%
85,000	State of Mississippi, Capital Improvements,
	GO, 5.00%, 11/01/10	88,060

Missouri — 3.7%
75,000	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds Program,

JPMorgan Tax Aware Real Return SMA Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)

Series B, Rev., 5.50%, 07/01/14	82,021

New York — 10.6%
150,000	Long Island Power Authority, Electric Systems,
	Series E, Rev., FGIC, 5.00%, 12/01/16	160,506
75,000	White Plains, Public Improvements,
	Series A, GO, 4.40%, 05/15/11	76,756
		237,262

Ohio — 12.9%
75,000	Hamilton County, Sewer System,
	Series A, Rev., MBIA, 5.00%, 06/01/15	79,665
75,000	RiverSouth Authority, RiverSouth Area Redevelopment,
	Series A, Rev., 4.00%, 12/01/10	75,369
75,000	State of Ohio, Infrastructure Improvement,
	Series C, GO, 5.00%, 08/01/09	76,834
50,000	Summit County, Various Purpose,
	Series R, GO, FGIC, 5.50%, 12/01/19	56,256
		288,124

Texas — 19.5%
75,000	City of El Paso,
	Series A, GO, MBIA, 4.75%, 08/15/17	76,439
50,000	City of Houston, Utilities System, First Lien,
	Series A, Rev., FSA, 5.00%, 11/15/15	53,397
25,000	City of San Antonio, Water Authority,
	Rev., FGIC, 5.5%, 05/15/15	27,457
50,000	Harris County, Senior Lien, Toll Road,
	Rev., FSA, 5.38%, 08/15/11	52,874
60,000	Houston Independent School District,
	GO, PSF-GTD, 5.00%, 02/15/10	61,690
70,000	Mesquite Waterworks & Sewer System,
	Rev., FSA, 5.00%, 03/01/17	73,700
85,000	Texas A&M University, Financing System,
	Series B, Rev., 5.38%, 05/15/11	89,494
		435,051

Washington — 1.2%
25,000	Snohomish County School District No. 2 Everett,	26,773
GO, FGIC, 5.00%, 12/01/16

Wisconsin — 2.3%
50,000	Northland Pines School District,
	GO, FSA, 5.00%, 04/01/12	52,411

Total Long-Term Investments
(Cost $1,997,063)	2,004,310

Short-Term Investment — 9.5%

Investment Company — 9.5%
211,590	JPMorgan Tax Free Money Market Fund, Institutional Class (b) (m)
	(Cost 211,590)	211,590

Total Investments — 99.2%

JPMorgan Tax Aware Real Return SMA Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)

(Cost $2,208,653)	2,215,900

Other Assets in Excess of Liabilities — 0.8%	18,365

NET ASSETS — 100.0%	$2,234,265

Percentages indicated are based on net assets.

RATE TYPE (r)

	PAYMENTS MADE	PAYMENTS RECEIVED	TERMINATION	NOTIONAL
SWAP COUNTERPARTY	BY THE FUND	BY THE FUND	DATE	AMOUNT	VALUE
Barclays Bank plc (London)	2.67% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 205.49	06/04/12	$ 750,000	$ 1,971

ABBREVIATIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options,
TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
(p)	Security is prerefunded or escrowed to maturity.
(r)	Rates shown are per annum and payments are as described.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance
GO	General Obligation
GTD	Guaranteed
MBIA	Municipal Bond Insurance Association
PSF	Permanent School Fund
Rev.	Revenue Bond
Q-SBLF	Qualified School Board Loan Fund
XLCA	XL Capital Assurance

As of July 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,760
Aggregate gross unrealized depreciation	(1,513)
Net unrealized appreciation/depreciation	$7,247

Federal income tax cost of investments	$2,208,653

JPMorgan Tax Aware Short-Intermediate Income Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

Long-Term Investments — 95.0%

Asset-Backed Securities — 0.1%
379	Capital One Auto Finance Trust,
	Series 2003-B, Class A4, 3.18%, 09/15/10
	(Cost $379)	378

Collateralized Mortgage Obligations — 1.2%

Non-Agency CMO — 1.2%
2,166	Structured Adjustable Rate Mortgage Loan Trust,
	Series 2004-6, Class 5A1, VAR, 4.97%, 06/25/34	2,155
1,078	Wells Fargo Mortgage Backed Securities Trust,
	Series 2004-S, Class A3, FRN, 3.54%, 09/25/34	1,076
	Total Collateralized Mortgage Obligations
	(Cost $3,268)	3,231

Corporate Bonds — 4.9%

Commercial Banks — 1.2%
1,800	Artesia Bank S.C. (Belgium),
	7.25% to 09/17/07; thereafter variable, 09/29/49 (e)	1,804
1,400	Deutsche Bank Capital Funding Trust I,
	7.87% to 06/30/09; thereafter variable, 12/29/49 (e)	1,461
		3,265

Diversified Financial Services — 3.7%
3,550	BNP US Funding LLC,
	7.74% to 12/05/07; thereafter variable, 12/29/49 (e)	3,573
1,300	Mizuho JGB Investment LLC,
	9.87% to 06/30/08; thereafter variable, 12/29/49 (e)	1,349
4,950	Natexis Ambs Co. LLC,
	8.44% to 06/30/08; thereafter variable, 12/29/49 (e)	5,068
	Total Corporate Bonds	9,990
	(Cost $14,943)	13,255

Foreign Government Securities — 0.5%
1,350	National Agricultural Cooperative Federation (South Korea),
	VAR, 5.75%, 06/18/14
	(Cost $1,407)	1,354

Municipal Bonds — 87.0%

Alabama — 2.9%
5,000	Alabama State Dock Authority,
	Series B, Rev., MBIA, 5.00%, 10/01/10	5,174
2,570	Huntsville Madison County Airport Authority,
	Rev., FSA, 5.00%, 07/01/14	2,694
		7,868

Arizona — 1.0%
2,600	Arizona Health Facilities Authority, Phoenix Children’s Hospital,
	Series A, Rev., FRN, 4.61%, 08/02/07	2,639

JPMorgan Tax Aware Short-Intermediate Income Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

California — 0.8%
2,320	Golden State Tobacco Securitization Corp., Enhanced Asset Backed,
	Series A-1, Rev., 4.50%, 06/01/17	2,197

Colorado — 4.1%
2,500	Colorado Health Facilities Authority, Evangelical Lutheran,
	Series B, Rev., VAR, 3.75%, 06/01/09	2,483
7,980	Regional Transportation District,
	Series B, Rev., AMBAC, 5.50%, 11/01/12 (p)	8,604
		11,087

Delaware — 2.0%
5,000	Delaware Transportation Authority, Motor Fuel Tax Revenue,
	Series B, Rev., AMBAC, 5.25%, 07/01/12	5,317

District of Columbia — 2.2%
5,775	Washington Metropolitan Area Transit Authority,
	Rev., MBIA, 5.00%, 01/01/12	6,054

Florida — 11.3%
5,000	Citizens Property Insurance Corp.,
	Series A, Rev., MBIA, 5.00%, 03/01/12	5,228
10,000	Florida Hurricane Catastrophe Fund,
	Series A, Rev., 5.00%, 07/01/11	10,385
2,000	Highlands County Health Facilities Authority, Adventist Health Hospital, Series I, Rev., VAR, 5.00%, 11/16/09	2,043

7,465	Lee County, Solid Waste Systems,
	Series B, Rev., AMBAC, 5.00%, 10/01/10	7,701
1,785	Miami-Dade County, Capital Asset Acquisition,
	Series A, Rev., AMBAC, 5.00%, 04/01/14	1,888
3,250	Miami-Dade County Educational Facilities Authority, University of Miami, Series B, Rev., 5.00%, 04/01/12	3,392

		30,637

Georgia — 0.6%
1,680	Fulco Hospital Authority, Health System, Catholic Health East,
	Series A, Rev., MBIA, 5.50%, 11/15/08	1,718

Illinois — 5.1%
2,890	City of Chicago, Pilsen Redevelopment, Tax Allocation,
	Series A, AMBAC, 4.35%, 06/01/13	2,825
1,350	Illinois Health Facilities Authority, University of Chicago Hospital System, Rev., MBIA, 5.00%, 08/15/07	1,351

3,790	McLean & Woodford Counties Community Unit School District No. 5, GO, FSA, 6.38%, 12/01/11 (p)	4,167

5,500	State of Illinois,
	GO, FGIC, 5.13%, 09/04/07	5,523
		13,866

Kansas — 1.9%
3,500	Sedgwick County Unified School District No. 259,
	GO, MBIA, 5.50%, 09/01/10	3,660
1,500	Wyandotte County-Kansas City Unified Government, Sales Tax, First Lien, Area C, Series C, Rev., LOC: Citibank, N.A., 3.85%, 12/01/13	1,491

		5,151

Kentucky — 0.1%

JPMorgan Tax Aware Short-Intermediate Income Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

220	City of Owensboro, Electric Light & Power,
	Rev., 6.85%, 01/01/08 (p)	223

Maryland — 2.3%
5,695	Prince George's County, Public Improvement,
	GO, 5.50%, 10/01/13	6,211

Massachusetts — 5.4%
	Commonwealth of Massachusetts, Federal Highway,
5,000	Series A, Rev., GAN, 5.75%, 12/15/10	5,288
6,000	Series A, Rev., GAN, 5.75%, 12/15/10	6,345
3,000	Massachusetts State Turnpike Authority,
	Series A, Rev., MBIA, 5.00%, 09/04/07	3,047
		14,680

Michigan — 4.4%
1,000	Michigan Higher Education Student Loan Authority, Student Loans,
	Series XVII-I, Rev., AMBAC, 3.30%, 03/01/09	985
10,935	Detroit Michigan Sewer Disposal,
	Series D, Rev., FRN, FSA, 4.19%, 10/01/07 (u)	10,866
		11,851

Missouri — 2.4%
6,175	Kansas City,
	Series A, GO, MBIA, 5.00%, 02/01/13	6,521

Nevada — 2.1%
5,625	Clark County, Airport Systems, Junior Sublien Notes,
	Series B-1, Rev., AMT, 5.00%, 07/01/08	5,686

New Jersey — 6.2%
10,000	New Jersey Economic Development Authority, Cigarette Tax,
	Rev., FGIC, 5.00%, 06/15/13	10,540
5,095	New Jersey Economic Development Authority, School Facilities Construction,
	Series L, Rev., FSA, 5.25%, 03/01/15	5,521
775	New Jersey State Educational Facilities Authority, Stevens Institutional Technology
	Series A, Rev., 5.00%, 07/01/13 (w)	798
		16,859

New York — 11.4%
3,000	Dutchess County, IDA, IBM Project,
	Rev., VAR, 5.45%, 12/01/09	3,097
12,780	Metropolitan Transportation Authority,
	Series B, Rev., 5.25%, 11/15/13 (p)	13,800
	Nassau Health Care Corp.,
800	Series B, Rev., FSA CNTY GTD, 5.00%, 08/01/09	819
2,000	Series B, Rev., FSA CNTY GTD, 5.00%, 08/01/10	2,067
	New York City,
25	Series B, GO, 5.10%, 08/01/07 (p)	25
5,000	Series G, GO, MBIA, 5.00%, 02/01/08	5,079
2,425	New York State Dormitory Authority, Albany Hospital Mortgage,
	Series A-1, Rev., FSA, FHA, 5.00%, 02/15/09	2,469
2,530	New York State Dormitory Authority, Department of Health,
	Series 2, Rev., 5.00%, 07/01/09	2,584

JPMorgan Tax Aware Short-Intermediate Income Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

845	New York State Dormitory Authority, Montefiore Hospital Mortgage,
	Rev., FGIC, FHA, 5.00%, 02/01/10	869
		30,809

North Carolina — 0.7%
1,850	State of North Carolina,
	Series A, GO, 5.00%, 06/01/15	1,989

Ohio — 0.5%
1,400	Portage County,
	GO, MBIA, 5.10%, 12/01/07 (p)	1,434

Pennsylvania — 8.6%
5,390	Commonwealth of Pennsylvania,
	GO, MBIA, 5.25%, 02/01/12	5,708
10,000	Harrisburg Authority Resource Recovery Improvements,
	Series D-2, Rev., FSA, VAR, 5.00%, 12/01/13	10,525
2,775	Lancaster County Solid Waste Management Authority,
	Rev., MBIA, 5.00%, 12/15/14	2,949
3,000	Luzerne County IDA, Pennsylvania-American Water Co.,
	Series A, Rev., AMBAC, VAR, 3.60%, 12/01/09	2,953
1,000	Pennsylvania Turnpike Commission,
	Rev., AMBAC, 5.00%, 07/15/09 (p)	1,023
		23,158

Tennessee — 0.4%
1,000	Clarksville Natural Gas Acquisition Corp.,
	Rev., 5.00%, 12/15/07	1,003

Texas — 9.2%
10,000	City of San Antonio, Electric & Gas,
	Series A, Rev., 5.00%, 02/01/12	10,458
5,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., Series A, Rev., XLCA, 5.00%, 11/01/09	5,096

485	San Leanna Educational Facilities Corp., Higher Education, St. Edwards University Project, Rev., 4.50%, 06/01/12	486

7,150	State of Texas, Public Finance Authority,
	GO, 5.25%, 04/01/08	7,217
1,500	Texas Municipal Gas Acquisition & Supply Corp., Senior Lien,
	Series B, Rev., VAR, 3.92%, 08/01/07	1,493
		24,750

Virginia — 1.0%
2,610	Peninsula Ports Authority, Dominion Term Association Project,
	Rev., 3.30%, VAR, 10/01/08	2,581

Washington — 0.4%
1,175	Conservation & Renewable Energy System,
	Rev., 5.00%, 10/01/07	1,177
	Total Municipal Bonds
	(Cost $238,007)	235,466

Preferred Stock — 1.3%

Diversified Financial Services — 1.3%
3	Pinto Totta International Finance,
VAR, 7.77%, 08/01/07 (e)

JPMorgan Tax Aware Short-Intermediate Income Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

(Cost $3,903)	3,423

Total Long-Term Investments
(Cost $261,907)	257,107

Short-Term Investments — 7.2%

Investment Company — 2.4%
6,549	JPMorgan Tax Free Money Market Fund, Institutional Class (b) (m)
	(Cost $6,549)	6,549

Municipal Bonds & Notes — 4.8%

Mississippi — 1.1%
3,000	Jackson's County, Port Facilities, Chevron USA Inc. Project,
	Rev., VRDO, 3.67%, 08/01/07	3,000

Other — 1.0%
2,700	Puttable Floating Option Tax-Exempt Receipts,
	Rev., VRDO, LIQ: Merrill Lynch Capital Services, 3.91%, 08/01/07	2,700

Tennessee — 1.1%
3,000	Sevier County Public Building Authority, Local Government Public Improvement, Series VI-E1, Rev., VRDO, AMBAC, 3.72%, 08/01/07	3,000

Utah — 1.1%
3,000	Utah Transit Authority, Sales Tax,
	Series B, Rev., VRDO, LOC: Fortis Bank S.A., 3.65%, 08/01/07	3,000

Washington — 0.5%
1,250	Washington Health Care Facilities Authority, Kadlec Medical Center,
	Series B, Rev., ARS, 3.80%, 08/01/07	1,250
	Total Municipal Bonds & Notes
	(Cost $12,950)	12,950

Total Short-Term Investments
(Cost $19,499)	19,499

Total Investments — 102.2%
(Cost $281,406)	276,606

Liabilities in Excess of Other Assets — (2.2)%	-5,966

NET ASSETS — 100.0%	$270,640

.

Percentages indicated are based on net assets.

ABBREVIATIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(e)

Security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

JPMorgan Tax Aware Short-Intermediate Income Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

(w)	When-issued security.

(u)

Security represents underlying bonds transferred to a separate trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in financing transactions.

AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
ARS	Auction Rate Security. The interest rate shown is the rate in effect as of July 31, 2007.
CMO	Collateralized Mortgage Obligation.
CNTY	County
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of July 31, 2007.
FSA	Financial Security Assurance
GAN	Grant Anticipation Note
GO	General Obligation
GTD	Guaranteed
IDA	Industrial Development Authority
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
Rev.	Revenue Bond
VAR	Variable Rate Note. The interest rate shown is the rate in effect as of July 31, 2007.
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of July 31, 2007.
XLCA	XL Capital Assurance

As of July 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$205
Aggregate gross unrealized depreciation	(5,005)
Net unrealized appreciation/depreciation	$(4,800)

Federal income tax cost of investments	$281,406

JPMorgan Tax Aware U.S. Equity Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 99.4%

Common Stocks — 99.4%

Aerospace & Defense — 4.3%
40	Boeing Co.	4,154
74	Raytheon Co.	4,098
71	United Technologies Corp.	5,166
		13,418

Air Freight & Logistics — 0.5%
14	FedEx Corp.	1,513

Auto Components — 1.6%
44	Johnson Controls, Inc.	4,959

Beverages — 1.2%
42	Coca-Cola Co. (The)	2,189
19	Molson Coors Brewing Co., Class B	1,705
		3,894

Biotechnology — 0.9%
50	Amgen, Inc. (a)	2,705

Capital Markets — 1.5%
45	Morgan Stanley	2,888
100	TD AMERITRADE Holding Corp. (a)	1,688
		4,576

Chemicals — 2.0%
41	Praxair, Inc.	3,153
55	Rohm & Haas Co.	3,103
		6,256

Commercial Banks — 2.5%
81	Wachovia Corp.	3,810
119	Wells Fargo & Co.	4,022
		7,832

Communications Equipment — 5.0%
306	Cisco Systems, Inc. (a)	8,834
181	Corning, Inc. (a)	4,312
59	QUALCOMM, Inc.	2,460
		15,606

Computers & Peripherals — 7.0%
15	Apple, Inc. (a)	2,014
190	Dell, Inc. (a)	5,325
180	Hewlett-Packard Co.	8,303
57	International Business Machines Corp.	6,311
		21,953

Construction Materials — 0.8%
77	Cemex S.A.B. de C.V. ADR (Mexico) (a)	2,480

Consumer Finance — 2.3%
68	American Express Co.	3,976
46	Capital One Financial Corp.	3,259
		7,235

Diversified Financial Services — 6.0%

JPMorgan Tax Aware U.S. Equity Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

159	Bank of America Corp.	7,518
38	CIT Group, Inc.	1,580
207	Citigroup, Inc.	9,650
		18,748

Diversified Telecommunication Services — 1.9%
138	Verizon Communications, Inc.	5,876

Electric Utilities — 2.0%
50	American Electric Power Co., Inc.	2,166
77	Edison International	4,091
		6,257

Electronic Equipment & Instruments — 0.3%
23	Tyco Electronics Ltd. (a)	812

Energy Equipment & Services — 2.0%
34	Baker Hughes, Inc.	2,688
39	Schlumberger Ltd.	3,699
		6,387

Food & Staples Retailing — 4.3%
60	CVS/Caremark Corp.	2,103
102	Safeway, Inc.	3,263
178	Wal-Mart Stores, Inc.	8,184
		13,550

Food Products — 0.7%
65	Kraft Foods, Inc., Class A	2,130

Health Care Equipment & Supplies — 1.0%
41	Baxter International, Inc.	2,175
22	Covidien Ltd. (Bermuda) (a)	887
		3,062

Health Care Providers & Services — 2.7%
82	Cardinal Health, Inc.	5,370
39	WellPoint, Inc. (a)	2,925
		8,295

Hotels, Restaurants & Leisure — 3.0%
103	McDonald's Corp.	4,940
56	Royal Caribbean Cruises Ltd.	2,152
72	Wyndham Worldwide Corp. (a)	2,419
		9,511

Household Products — 1.4%
73	Procter & Gamble Co.	4,512

Industrial Conglomerates — 2.4%
167	General Electric Co.	6,475
23	Tyco International Ltd. (Bermuda)	1,072
		7,547

Insurance — 4.9%
42	Allstate Corp. (The)	2,251
39	AMBAC Financial Group, Inc.	2,649
111	Genworth Financial, Inc., Class A	3,383
36	Hartford Financial Services Group, Inc.	3,335
72	Travelers Cos., Inc. (The)	3,638
		15,256

Internet Software & Services — 0.9%

JPMorgan Tax Aware U.S. Equity Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

126	Yahoo!, Inc. (a)	2,933

Machinery — 1.7%
26	Caterpillar, Inc.	2,049
62	Dover Corp.	3,136
		5,185

Media — 5.8%
261	Comcast Corp., Special Class A (a)	6,840
300	News Corp., Class A	6,332
256	Time Warner, Inc.	4,933
		18,105

Multiline Retail — 0.8%
36	J.C. Penney Co., Inc.	2,452

Oil, Gas & Consumable Fuels — 8.4%
51	Chevron Corp.	4,316
27	Devon Energy Corp.	2,037
251	El Paso Corp.	4,177
108	Exxon Mobil Corp.	9,167
30	Marathon Oil Corp.	1,672
83	Occidental Petroleum Corp.	4,692
		26,061

Pharmaceuticals — 7.3%
53	Abbott Laboratories	2,692
26	Johnson & Johnson	1,548
119	Merck & Co., Inc.	5,916
282	Pfizer, Inc.	6,639
24	Sepracor, Inc. (a)	667
109	Wyeth	5,285
		22,747

Road & Rail — 1.8%
104	Norfolk Southern Corp.	5,608

Semiconductors & Semiconductor Equipment — 1.1%
146	Altera Corp.	3,376

Software — 4.4%
376	Microsoft Corp.	10,907
141	Oracle Corp. (a)	2,703
		13,610

Specialty Retail — 1.1%
91	Home Depot, Inc.	3,392

Thrifts & Mortgage Finance — 1.3%
68	Freddie Mac	3,899

Tobacco — 2.0%
96	Altria Group, Inc.	6,383

Wireless Telecommunication Services — 0.6%
88	Sprint Nextel Corp.	1,799
	Total Long-Term Investments
	(Cost $242,068)	309,920

Short-Term Investment — 0.5%

Investment Company — 0.5%
1,521	JPMorgan Prime Money Market Fund, Institutional Class (b)
	(Cost $1,521)	1,521

JPMorgan Tax Aware U.S. Equity Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

Total Investments — 99.9%
(Cost $243,589)	311,441

Other Assets In Excess of Liabilities — 0.1%	459

Net Assets — 100.0%	$311,900

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment
Act of 1940, as amended, and advised by J.P. Morgan Investment
Management Inc.
ADR	American Depositary Receipt

As of July 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$72,175
Aggregate gross unrealized depreciation	(4,323)
Net unrealized appreciation/depreciation	$67,852

Federal income tax cost of investments	$243,589

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ George C. W. Gatch

George C. W. Gatch

President and Principal Executive Officer

September 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C. W. Gatch

George C. W. Gatch

President and Principal Executive Officer

September 27, 2007

By:	/s/ Stephanie J. Dorsey

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

September 27, 2007